Registration No. 33-44670

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                     Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No._23__ __X__

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                    Amendment No._____ _____

                        (Check appropriate box or boxes)

               Principal Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                        Principal Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

              The Principal Financial Group, Des Moines, Iowa       50392
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     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (515) 248-3842

      M. D. Roughton, The Principal Financial Group, Des Moines, Iowa 50392
--------------------------------------------------------------------------------
     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

            ___   immediately upon filing pursuant to paragraph (b) of Rule 485

            _X__   on May 1, 2007 pursuant to paragraph (b) of Rule 485

            ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485

            ___   on  (date) pursuant to paragraph (a)(1) of Rule 485

            ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485

            ___   on (date) pursuant to paragraph (a)(2) of Rule 485

         If appropriate, check the following box:

    ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      PRINCIPAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B

                                PREMIER VARIABLE

                       (A GROUP VARIABLE ANNUITY CONTRACT

                        FOR EMPLOYER-SPONSORED QUALIFIED

                      AND NON-QUALIFIED RETIREMENT PLANS)

           Issued by Principal Life Insurance Company (the "Company")

                          Prospectus dated May 1, 2007


The group variable annuity contract described by this Prospectus was issued by the Company and designed to aid in retirement planning. The Company no longer offers or issues the contract. This Prospectus is only for the use of current Contractholders. The contracts are funded with the Principal Life Insurance Company Separate Account B ("Separate Account"). The assets of the Separate Account Divisions ("Divisions") are invested in the following underlying mutual funds:



                   Principal Variable Contracts Fund, Inc.
                   ---------------------------------------
 Asset Allocation Account               International SmallCap Account
 Balanced Account                       LargeCap Stock Index Account
 Bond Account                           MidCap Account
 Capital Value Account                  MidCap Growth Account
 Diversified International Account      MidCap Value Account
 Equity Growth Account/(1)/             Money Market Account
 Equity Income Account I                Real Estate Securities Account
 Government & High Quality Bond
 Account                                SmallCap Account
 Growth Account                         SmallCap Growth Account
 International Emerging Markets
 Account                                SmallCap Value Account



/ //(1) /On May 1, 2007, the LargeCap Growth Equity Account merged into Equity
 Growth Account.

This Prospectus provides information about the Contract and the Separate Account that an investor ought to know before investing. It should be read and retained for future reference. Additional information about the Contract, including a Statement of Additional Information ("SAI"), dated May 1, 2007, has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is part of this Prospectus. The table of contents of the SAI appears at the end of this Prospectus. A copy of the SAI can be obtained, free of charge, upon request by writing or telephoning:

                     Princor Financial Services Corporation
                           Des Moines, IA 50392-2080
                           Telephone: 1-800-633-1373

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This Prospectus is valid only when accompanied by the current prospectus for Principal Variable Contracts Fund, Inc. (the "Fund") which should be kept for future reference.

TABLE OF CONTENTS


Glossary of Special Terms ...............................................

Synopsis................................................................

Expense Table and Example...............................................

Summary.................................................................

Description of Principal Life Insurance Company.........................

Principal Life Insurance Company Separate Account B.....................

The Underlying Mutual Fund..............................................

Deductions Under the Contract...........................................

Other Expenses..........................................................

Surplus Distribution at Sole Discretion of the Company..................

The Contract ............................................................

Statement of Values.....................................................

Services Available by Telephone.........................................

Distribution of the Contract............................................

Performance Calculation.................................................

Voting Rights...........................................................

Federal Tax Status......................................................

Rights Reserved by the Company..........................................

State Regulation........................................................

General Information.....................................................

Table of Separate Account Divisions.....................................

Table of Contents of the Statement of Additional Information............

Condensed Financial Information.........................................

Appendix
A.......................................................................

This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest or participation in the Contracts in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contracts other than those contained in this Prospectus.


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GLOSSARY OF SPECIAL TERMS


ACCOUNT - Series or portfolio of a Mutual Fund in which a Separate Account Division invests.


AGGREGATE INVESTMENT ACCOUNT VALUE - The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.


ANNUAL AVERAGE BALANCE - The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the contract and other Plan assets which correlate to a Plan Participant that are not allocated to the contract or an Associated or Companion Contract but for which the Company provides recordkeeping services ("Outside Assets"), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.


ANNUITY CHANGE FACTOR - The factor used to determine the change in value of a Variable Annuity in the course of payment.


ANNUITY COMMENCEMENT DATE - The beginning date for Annuity Payments.


ANNUITY PREMIUM - The amount applied under the Contract to purchase an annuity.


ANNUITY PURCHASE DATE - The date an Annuity Premium is applied to purchase an annuity.


ASSOCIATED CONTRACT - An annuity contract issued by the Company to the same Contract holder to fund the same or a comparable Plan as determined by the Company.


COMMUTED VALUE - The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.


COMPANION CONTRACT - An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contract holder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.


CONTRACT DATE - The date this contract is effective, as shown on the face page of the contract.


CONTRACT YEAR - A period beginning on a Yearly Date and ending on the day before the next Yearly Date.


CONTRACTHOLDER - The entity to which the contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.


CONTRIBUTIONS - Amounts contributed under the contract which are accepted by the Company.


DEPOSIT YEAR - The twelve-month period ending on a day selected by the Contractholder.


DIVISION - The part of Separate Account B which is invested in shares of an Account of a Mutual Fund.


EMPLOYER - The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.


FLEXIBLE INCOME OPTION - A periodic distribution from the contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.


FUNDING AGENT - An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the contract. Funding Agent will also mean Principal Life Insurance Company where the Contractholder directs the Company to transfer such amounts from the contract to another group annuity contract issued by the Company to the Contractholder.


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INTERNAL REVENUE CODE ("CODE") - The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.


INVESTMENT ACCOUNT - An account that correlates to a Plan Participant established under the contract for each type of Contribution and for each Division in which the Contribution is invested.


INVESTMENT ACCOUNT VALUE - The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.


MUTUAL FUND - A registered open-end investment company in which a Division of Separate Account B invests.


NET INVESTMENT FACTOR - The factor used to determine the change in Unit Value of a Division during a Valuation Period.


NORMAL INCOME FORM - The form of benefit to be provided under the Plan if the Owner of Benefits does not elect some other form. If the Plan does not specify a Normal Income Form, the Normal Income Form shall be: (a) for an unmarried Plan Participant, the single life with ten years certain annuity option, or (b) for a married Plan Participant, the joint and one-half survivor variable annuity option.


NOTIFICATION - Any form of notice received by the Company at the Company's home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles and photocopies.


OWNER OF BENEFITS - The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all contracts except contracts used to fund General Creditor Non-Qualified Plans (see "Summary") wherein the Contractholder is the Owner of Benefits.


PLAN - The plan established by the Employer in effect on the date the contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the contract.


PLAN PARTICIPANT - A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased participant, or (iii) an alternate payee under a Qualified Domestic Relations Order in whose name an Investment Account has been established under this contract.


QUALIFIED DOMESTIC RELATIONS ORDER - A Qualified Domestic Relations Order as defined in Code Section 414 (p)(1)(A).


QUARTERLY DATE - The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.


SEPARATE ACCOUNT B - A separate account established by the Company under Iowa law to receive Contributions under the contract offered by this Prospectus and other contracts issued by the Company. It is divided into Divisions, each of which invest in a corresponding Account of the Principal Variable Contracts Fund, Inc.


TERMINATION OF EMPLOYMENT - A Plan Participant's termination of employment with the Employer, determined under the Plan and as reported to the Company.


TOTAL AND PERMANENT DISABILITY - The condition of a Plan Participant when, as the result of sickness or injury, the Plan Participant is prevented from engaging in any substantial gainful activity and such total disability has been continuous for a period of at least six months. For contracts sold in the state of Pennsylvania, the term shall have the same meaning as defined in the Plan. The Plan Participant must submit due proof thereof which is acceptable to the Company.


UNIT VALUE - The value of a unit of a Division of Separate Account B.


VALUATION DATE - The date as of which the net asset value of an Account is determined.


VALUATION PERIOD - The period between the time as of which the net asset value of an Account is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.


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VARIABLE ANNUITY PAYMENTS - A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the Capital Value Division of Separate Account B. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.


VARIABLE ANNUITY RESERVES - The reserves held for annuities in the course of payment for the contract.


YEARLY DATE - The Contract Date and the same day of each year thereafter.


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SYNOPSIS


The following tables describe the fees and expenses that a Contractholder will pay when they own and/or surrender the Contract. The first table describes the fees and expenses that a Contractholder will pay at the time that the Contract is surrendered or cash value transferred between investment options.

         CONTRACTHOLDER TRANSACTION EXPENSES
-------------------------------------------------------------------------------
Sales charge imposed on purchase payments (as a        none
percentage of purchase payments)
-------------------------------------------------------------------------------
Transaction Fees (as a percentage of amount            .$25 for each
surrendered)                                             unscheduled
.. guaranteed maximum                                     partial surrender
                                                         after the 12th in a
                                                         Contract Year
..current                                               .none
-------------------------------------------------------------------------------

                                                       .$30 for each
                                                         unscheduled
                                                         transfer after the
Transfer Fee                                             12th in a
.. guaranteed maximum                                     Contract Year plus a
                                                         $15 charge if
                                                         transfers are made via
                                                         paper instruction
                                                       .none (if transfer
..current                                                 instructions are
                                                         received via our
                                                         toll-free number); a
                                                         $15 charge is imposed
                                                         if transfers are made
                                                         via paper instruction
-------------------------------------------------------------------------------
Documentation Expense
.. Principal Standard Plan                              $125
.. Principal Custom-written Plan
 initial plan document                                 $700
 plan amendments                                       $300
 summary plan booklet                                  $500
.. Plan not provided by Principal -
 summary plan booklet                                  $900
-------------------------------------------------------------------------------






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The next table describes the fees and expenses that a Contractholder will pay periodically during the time that they own the Contract, not including underlying mutual fund fees and expenses.

Separate Account Annual Expenses (as a
percentage of average account value)
.. guaranteed maximum                       1.25%
..current                                   0.42%
-------------------------------------------------------------------------------
Annual Recordkeeping Expense paid
quarterly /(1)/
/./ maximum charge                         $10 per participant + $25,316
 (5,000 plan participants or more)
.. minimum charge                           $2,250
 (1 through 25 plan participants)
-------------------------------------------------------------------------------
Annual Recordkeeping Expense for Outside
Assets /(//2//)/
.. maximum charge                           $4.50 per member + $11,392
 (5,000 plan participants or more)
.. minimum charge                           $1,000
 (1 through 25 plan participants)
-------------------------------------------------------------------------------
Location Fee
.. one location                             none
.. each additional location                 $150 per quarter for each employee
                                           location
-------------------------------------------------------------------------------
Flexible Income Option (if elected by the  $25 per year
Owner of Benefits)
-------------------------------------------------------------------------------




/ //(1)/ If reports are provided annually, the recordkeeping expense is reduced by 9%; if the Company performs no more than one non-discrimination test in a Deposit Year the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed); and the recordkeeping expense is increased by 10% if the standard reporting format is not used.
/ //(2)/ The charge calculated will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services.

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Contractholder may pay periodically during the time that they own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained its prospectus.


Annual Underlying Mutual Fund Operating Expenses as of December 31, 2006

                                                       MINIMUM       MAXIMUM
-------------------------------------------------------------------------------
Total annual underlying mutual fund operating
expenses (expenses that are deducted from            0.26         1.44
underlying mutual fund assets, including management  %            %
fees and other expenses)
-------------------------------------------------------------------------------




Annual expenses of the mutual funds (as a percentage of average net assets) as of December 31, 2006:

                                                   TOTAL      CONTRACTUAL
  UNDERLYING MUTUAL     MANAGEMENT    OTHER        GROSS          NET
  ------FUNDS------        FEES      EXPENSES  EXPENSES/(1)/   EXPENSES
        -----           ----------   --------  -------------  -----------
 Principal VCF Asset
 Allocation Account        0.80%      0.03%       0.83%
 Principal VCF
 Balanced Account          0.59       0.04        0.63
 Principal VCF Bond
 Account                   0.43       0.09        0.52
 Principal VCF Capital
 Value Account             0.60       0.00        0.60
 Principal VCF
 Diversified
 International Account     0.84       0.07        0.91/(2)/       /
 Principal VCF Equity
 Growth Account            0.76       0.00        0.76
 Principal VCF Equity
 Income Account I          0.49       0.25        0.78/(3)/
 Principal VCF
 Government & High
 Quality Bond Account      0.45       0.11        0.56
 Principal VCF Growth
 Account                   0.68       0.01        0.69/(4)/
 Principal VCF
 International
 Emerging Markets
 Account                   1.25       0.19        1.44            /
 Principal VCF
 International
 SmallCap Account          1.18       0.09        1.27            /
 Principal VCF
 LargeCap Stock Index
 Account                   0.25       0.01        0.26            /
 Principal VCF MidCap
 Account                   0.57       0.00        0.57
 Principal VCF MidCap
 Growth Account            0.90       0.02        0.92
 Principal VCF MidCap
 Value Account             1.05       0.01        1.06
 Principal VCF Money
 Market Account            0.48       0.01        0.49/(5)/
 Real Estate
 Securities Account        0.87       0.00        0.87/(6)/
 Principal VCF
 SmallCap Account          0.85       0.02        0.87
 Principal VCF
 SmallCap Growth
 Account                   1.00       0.02        1.02/(7)/
 Principal VCF
 SmallCap Value
 Account                   1.08       0.03        1.11         1.01%/(8)/




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/ //(1)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.

/ //(2) /Principal has contractually agreed to limit the Account's expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.04% for Class 1 shares.
/ //(3) /Principal has contractually agreed to limit the Account's expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.66% for Class 1 shares and 0.91%. The estimated expenses shown in the table are intended to reflect those that will be in effect on an ongoing basis.
/ //(4) /Principal has contractually agreed to limit the Account's expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.80% for Class 1 shares.
/ //(//5//)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.72% for Class 1 shares.
/ //(6)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class 1 shares.
/ //(7)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.02% for Class 1 shares.
/ //(//8)/ Principal has contractually agreed to limit the Account's expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account, through the period ending April 29, 2008. The expense limits will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.01% for Class 1 shares.

EXAMPLE
This Example is intended to help the Contractholder compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes that the Plan Participant invests $10,000 in the contract for the time periods indicated. The Example also assumes that the investment has a 5% return each year and assumes the maximum fees and expenses of any of the underlying mutual funds. Although actual costs may be higher or lower, based on these assumptions, the costs would be:


(1) If the Owner of Benefits surrenders the contract at the end of the applicable time period:


        SEPARATE ACCOUNT DIVISION          1 YEAR  3 YEARS  5 YEARS   10 YEARS
        -------------------------          ------  -------  -------   --------
 Principal VCF Asset Allocation Account     $127    $397    $  686     $1,511
 Principal VCF Balanced Account              107     334       579      1,283
 Principal VCF Bond Account                   96     300       520      1,155
 Principal VCF
 Capital Value Account                       104     325       563      1,248
 Principal VCF
 Diversified International Account           135     421       729      1,601
 Principal VCF
 Equity Growth Account                       120     375       649      1,432
 Principal VCF
 Equity Income Account I                     122     381       660      1,455
 Principal VCF
 Government & High Quality Bond Account      100     312       542      1,201
 Principal VCF
 Growth Account                              113     353       612      1,352
 Principal VCF
 International Emerging Markets Account      189     585     1,006      2,180
 Principal VCF
 International SmallCap Account              172     533       918      1,998
 Principal VCF LargeCap Stock Index
 Account                                      69     218       379        847
 Principal VCF
 MidCap Account                              101     315       547      1,213
 Principal VCF
 MidCap Growth Account                       136     425       734      1,613
 Principal VCF
 MidCap Value Account                        151     468       808      1,768
 Principal VCF
 Money Market Account                         93     290       504      1,120
 Principal VCF
 Real Estate Securities Account              131     409       708      1,556
 Principal VCF
 SmallCap Account                            131     409       708      1,556
 Principal VCF
 SmallCap Growth Account                     147     456       787      1,724
 Principal VCF
 SmallCap Value Account                      146     452       782      1,713




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SUMMARY


The following summary should be read in conjunction with the detailed information appearing elsewhere in this Prospectus.

The group variable annuity contract described in this Prospectus was issued by the Company and designed to aid in retirement planning. The contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis. As of January 1, 2006, the contract is no longer offered or issued.

CONTRIBUTIONS
The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.

All Contributions made pursuant to the Contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of the Separate Account as directed by the Owner of Benefits. The following divisions (subject to state availability) are currently available:

                                                     Government &
      Asset Allocation                               High Quality Bond        MidCap Value
      Balanced                                       Growth                    Money Market
      Bond                                           International Emerging    Real Estate Securities
                                                     Markets
      Capital Value                                  International SmallCap   SmallCap
      Diversified International                      LargeCap Stock Index      SmallCap Growth
      Equity Growth                                  MidCap                    SmallCap Value
      Equity Income I                                MidCap Growth



The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.


SEPARATE ACCOUNT B
Each of the Divisions corresponds to one of the Accounts in which Contributions may be invested. The objective of the contract is to provide a return on amounts contributed that will reflect the investment experience of the Accounts in which the Divisions to which Contributions are directed are invested. The value of the Contributions accumulated in Separate Account B prior to the Annuity Commencement Date will vary with the investment experience of the Accounts.

Each of the Divisions invests only in shares of Accounts of the Principal Variable Contracts Fund, Inc. as indicated in the table below.

                                    DIVISION:                                   THE DIVISION INVESTS IN:
                                    ---------                                   ------------------------
            Asset Allocation                                              Asset Allocation Account
            Balanced                                                      Balanced Account
            Bond                                                          Bond Account
            Capital Value                                                 Capital Value Account
            Diversified International                                     Diversified International Account
            Equity Growth                                                 Equity Growth Account
            Equity Income I                                               Equity Income Account I
                                                                          Government & High Quality Bond
            Government & High Quality Bond                                Account
            Growth                                                        Growth Account
                                                                          International Emerging Markets
            International Emerging Markets                                Account
            International SmallCap                                        International SmallCap Account
            LargeCap Stock Index                                          LargeCap Stock Index Account
            MidCap                                                        MidCap Account
            MidCap Growth                                                 MidCap Growth Account
            MidCap Value                                                  MidCap Value Account
            Money Market                                                  Money Market Account
            Real Estate Securities                                        Real Estate Securities Account
            SmallCap                                                      SmallCap Account
            SmallCap Growth                                               SmallCap Growth Account
            SmallCap Value                                                SmallCap Value Account




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DISTRIBUTIONS, TRANSFERS, AND WITHDRAWALS
Variable Annuity Payments will be made on and after a Plan Participant's Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the Account underlying the Capital Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See "Income Benefits.")

Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See "Withdrawals and Transfers.") In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts that correlate to the Plan Participant at any time prior to the Plan Participant's termination of employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. See "Withdrawals and Transfers." Note that withdrawals before age 591/2 may involve an income tax penalty. See "Federal Tax Status." No withdrawals are permitted after the Annuity Purchase Date.


DESCRIPTION OF PRINCIPAL LIFE INSURANCE COMPANY (THE "COMPANY")


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.


In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when


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the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


Separate Account B was established under Iowa law on January 12, 1970. It was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.


The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.


The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.


THE UNDERLYING MUTUAL FUND


Each Division invests in shares of a corresponding Account of the underlying mutual fund. The underlying mutual fund is NOT available to the general public directly. The underlying mutual fund is available only to provide investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies. Some of the underlying mutual fund Accounts have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual fund Accounts may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual fund Accounts are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund Account may differ substantially. A brief description for each Account is given in the TABLE OF SEPARATE ACCOUNT DIVISIONS.


DEDUCTIONS UNDER THE CONTRACT


A mortality and expense risks charge is deducted under the contract. There are also deductions from and expenses paid out of the assets of the Accounts. These expenses are described in the Fund's prospectus.


MORTALITY AND EXPENSE RISKS CHARGE
Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and
(ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of Separate Account B held with respect to the contract. The charge is equivalent to a simple annual rate of 0.42%. The Company does not believe that it is possible to specifically identify that portion of the 0.42% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be 0.28% for the mortality risks and 0.14% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risk assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.

TRANSACTION FEE
The Company reserves the right to charge a transaction fee of $25 to each cash withdrawal after the twelfth cash withdrawal in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment


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Account(s) from which the withdrawal is made by an amount equal to the fee. If the Investment Account(s) from which the withdrawal is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant's other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee. If the amounts in the Plan Participant's Investment Accounts are insufficient to permit the full amount of the fee to be taken, the amount of the withdrawal will be reduced by an amount equal to the fee.

TRANSFER FEE
The Company also reserves the right to charge a transfer fee of $30 on each unscheduled transfer after the twelfth unscheduled transfer in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment Account(s) from which the withdrawal is made by an amount equal to the charge. If the Investment Account(s) from which the withdrawal is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant's other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee.

OTHER EXPENSES


The Contractholder is obligated to pay additional expenses associated with the servicing of the contract and the Plan in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. For services offered under the contract, see Appendix A.The Contractholder, in its sole discretion, elects whether to pay these expenses directly or directs the Company to deduct the fees from the Investment Accounts that correlate to a Plan participant. If expenses are deducted from the Investment Accounts, the charges will be allocated among Investment Accounts which correlate to the Plan participant in proportion to the relative value of such Accounts and will be effected by canceling a number of units in each such Investment Account equal to such Account's proportionate share of the deductions. Please see Appendix A for services available under the contract.


SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY


It is not anticipated that any divisible surplus will ever be distributable to the contract in the future because the contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.


THE CONTRACT


The contracts were issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company issued a pre-retirement certificate describing the benefits under the contract to Plan Participants who reside in a state that requires the issuance of such certificates. Contributions that correlate to a Plan Participant are allocated to and invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. Subsequently, the Company will transfer all or a portion of such Contributions as of the date complete allocation instructions are received by the Company in accordance with the allocation specified therein. After complete allocation instructions have been received by the Company, all current and future Contributions will be allocated to the chosen Divisions as of the end of the Valuation period in which such Contributions are received. If complete allocation instructions are not received by the Company within 105 days after the initial Contributions are allocated to the Money Market Division, the Company will remit the Contributions plus any earnings thereon to the Contractholder. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions as described above and the Capital Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.

A. CONTRACT VALUES AND ACCOUNTING BEFORE ANNUITY COMMENCEMENT DATE

 1. INVESTMENT ACCOUNTS


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   An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of Separate Account B in which such Contribution is invested.


   Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits, (b) paid to the Owner of Benefits or the beneficiary, (c) transferred in accordance with the provisions of the contract or (d) cancelled to pay the recordkeeping expenses for a Plan Participant where Termination of Employment, retirement or death has occurred or for an alternate payee under a Qualified Domestic Relations Order.


   Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to the Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.


 2. UNIT VALUE

   The Unit Value for a Contract which participates in a Division of Separate Account B determines the value of an Investment Account consisting of contributions allocated to that Division. The Unit Value for each Division for the contract is determined on each day on which the net asset value of its underlying Account is determined. The Unit Value for a Valuation Period is determined as of the end of that period. The investment performance of the underlying Account and deducted expenses affect the Unit Value.


   For this series of contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division's Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of contracts for the later Valuation Period.


 3. NET INVESTMENT FACTOR

   Each Net Investment Factor is the quantitative measure of the investment performance of each Division of Separate Account B.


   For any specified Valuation Period the Net Investment Factor for a Division for this series of contracts is equal to

   a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Account as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Account during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the Account as of the end of the immediately preceding Valuation Period, reduced by
   b) a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.42%.

   The amounts derived from applying the rate specified in subparagraph b) above and the amount of any taxes referred to in subparagraph a) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.


 4. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR ALL DIVISIONS EXCEPT THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $14.8000; that there were no dividends or other distributions made by the Account and no adjustment for taxes since the last determination; that the net asset value of an Account share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day. To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000090, which is the rate


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   for one day that is equivalent to a simple annual rate of 0.33%. The result, 1.0013442, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013442) which produces a current Unit Value of $1.0199054.


 5. HYPOTHETICAL EXAMPLE OF CALCULATION OF UNIT VALUE FOR THE MONEY MARKET DIVISION

   The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an Account share is $1.0000; that a dividend of 0.0328767 cents per share was declared by the Account prior to calculation of the net asset value of the Account share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an Account share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.


   To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($0.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals
   1.0003288. Deduct from this amount the mortality and expense risks charge of
   0.0000090 (the proportionate rate for one day based on a simple annual rate of 0.33%). The result (1.0003198) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003198), resulting in a current Unit Value of $1.0165984.


B. INCOME BENEFITS

 Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.


 1. VARIABLE ANNUITY PAYMENTS

   The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the Capital Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the Capital Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the Capital Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a Capital Value Division Investment Account will be the Valuation Date immediately preceding July 1.


   The Annuity Commencement Date must be no later than April 1 of the calendar year following the calendar year in which the Plan Participant attains age 701/2. See "Federal Tax Status."


   A. SELECTING A VARIABLE ANNUITY

     Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 591/2, separated from service, or is totally disabled. See "Federal Tax Status" for a discussion of required distributions and the federal income tax consequences of distributions.


     At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by Notification, select one of the annuity options described below (see "Forms of Variable Annuities"). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be


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     made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.


   B. FORMS OF VARIABLE ANNUITIES

     Because of certain restrictions contained in the Code and regulations thereunder, an annuity option is not available under a contract used to fund a TDA Plan, PEDC Plan or 401(a) Plan unless (i) the joint or contingent annuitant is the Plan Participant's spouse or (ii) on the Plan Participant's Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant's beneficiary (or contingent annuitant, if applicable).


     An Owner of Benefits may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.


     VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR ZERO, FIVE, TEN, FIFTEEN OR TWENTY YEARS OR INSTALLMENT REFUND PERIOD - a Variable Annuity which provides monthly payments during the Plan Participant's lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


     The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called "installment refund period") consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.


     Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant's lifetime, it would be possible for the Owner of Benefits to receive no annuity payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.


     JOINT AND SURVIVOR VARIABLE LIFE ANNUITY WITH MONTHLY PAYMENTS CERTAIN FOR TEN YEARS - a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)


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     JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY - a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.


     VARIABLE LIFE ANNUITY WITH ONE-HALF SURVIVORSHIP - a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.


     Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.


     OTHER OPTIONS - Other Variable Annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.


   C. BASIS OF ANNUITY CONVERSION RATES

     Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.


     Title VII applies only to employers with 15 or more employees. However, certain State Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.


     The contract offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant's pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.


     For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if sex distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the "1983 Table a for Individual Annuity Valuation" projected with Scale G to the year 2001, set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.


     The contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.


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     The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.


   D. DETERMINING THE AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

     The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.


   E. DETERMINING THE AMOUNT OF THE SECOND AND SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS

     The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the Account underlying the Capital Value Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the Capital Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.


     Each Annuity Change Factor for the Capital Value Division for a calendar month is the quotient of 1) divided by 2), below:


     1) The number which results from dividing (a) the Contract's Unit Value for the Capital Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (b) the Contract's Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.

     2) An amount equal to one plus the effective interest rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.

   F. HYPOTHETICAL EXAMPLE OF CALCULATION OF VARIABLE ANNUITY PAYMENTS

     Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the Capital Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the Capital Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of
     1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).


 2. FLEXIBLE INCOME OPTION

   Instead of Variable Annuity Payments an Owner of Benefits may choose to receive Income Benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the


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   Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant's spouse. If the Notification does not specify from which Investment Accounts payments are to be made, amounts will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Payments will end, however, on the date no amounts remain in such Accounts or the date such Accounts are paid or applied in full as described below. Payments will be subject to the following:


   a. The life expectancy of the Plan Participant and the Plan Participant's spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.

   b. Payments may begin any time after the Flexible Income Option is requested. Payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit's Annuity Commencement Date.

   c. Payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Values which correlate to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Code.

   d. If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this Prospectus.

   e. Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.

   An Owner of Benefits may request a payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested payment would reduce the total value of such accounts to a total balance of less than $1,750 then such request will be a request for the total of such Investment Accounts.


   The Owner of Benefits may request termination of the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven (7) calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company's receipt of the Notification or the first Valuation Date of such subsequent month as requested.


   An additional annual charge of $25.00 will be made if an Owner of Benefits elects to receive benefits under the Flexible Income Option. The charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative values.


C. PAYMENT ON DEATH OF PLAN PARTICIPANT

 1. PRIOR TO ANNUITY PURCHASE DATE

   If a Plan Participant dies prior to the Annuity Purchase Date, the Company, upon receipt of due proof of death and any waiver or consent required by applicable state law, will pay the death benefit in accordance with the provisions of the Plan. The amount of the death benefit is determined by the terms of the Plan. The Owner of Benefits may elect to (1) leave the assets in the contract to the extent permitted by applicable law; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan


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   Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death, (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness.), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.


   A beneficiary may elect to have all or a part of the amount available under this contract transferred to any Companion Contract. Alternatively, this contract may accept all or part of the amount available under a Companion Contract to establish an Investment Account or Accounts for a beneficiary under this contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.


   An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary's life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary's Annuity Purchase Date will be the first day of the calendar month specified in the election, but in no event prior to the first day of the calendar month following the date the Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary's Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The election must be in writing. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under this contract. The beneficiary will receive a written description of the options available.


 2. SUBSEQUENT TO ANNUITY PURCHASE DATE

   Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.


D. WITHDRAWALS AND TRANSFERS

 1. CASH WITHDRAWALS

   The contract is designed for and intended to be used to fund retirement Plans. However, subject to any Plan limitations, any restrictions imposed by provisions of the Code or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date. The Code generally provides that distributions from the contracts (except those used to fund Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 591/2, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for PEDC Plans, unforeseen emergencies). Withdrawals before age 591/2 may involve an income tax penalty. See "Federal Tax Status."


   The procedure with respect to cash withdrawals is as follows:


   a. The Plan must allow for such withdrawal.

   b. The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.

   c. If a certificate has been issued to the Owner of Benefits the Company may require that any requests be accompanied by such certificate.


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   d. If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, if any, the amount paid will be reduced to satisfy such charges.

   Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Account divided by the Unit Value for the Division of Separate Account B in which the Account is invested for the Valuation Period in which the cancellation is effective.


   (Special Note: Under the Texas Education Code, Plan Participants under contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see "Federal Tax Status" for a description of further withdrawal restrictions.)


 2. TRANSFERS BETWEEN DIVISIONS

   Upon Notification, all or a portion of the value of an Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution. Transfers may be made at any time before the Annuity Purchase Date.


   A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to that account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective.


 3. TRANSFERS TO THE CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.


 4. TRANSFERS TO A COMPANION CONTRACT

   If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this contract to the Companion Contract will not be permitted if this contract has accepted, within the six-month period preceding the proposed transfer from this contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in "Transfers Between Divisions."


 5. SPECIAL SITUATION INVOLVING ALTERNATE FUNDING AGENTS

   The contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder. The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers will be subject to the recordkeeping expense.


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 6. POSTPONEMENT OF CASH WITHDRAWAL OR TRANSFER

   Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made
   (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem Account shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which
   (i) disposal by the Account of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Account fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.


 7. LOANS

   The Company will not make available a loan option for the contract.


E. OTHER CONTRACTUAL PROVISIONS

 1. CONTRIBUTION LIMITS

   The contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under "Federal Tax Status." Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days notice.


 2. ASSIGNMENT

   No benefits in the course of payment under a contract used to fund a TDA Plan, 401(a) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such contracts shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for contracts used to fund PEDC plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder's general creditors.


   Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.


 3. CESSATION OF CONTRIBUTIONS

   A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days notice to the Contractholder. Following a cessation of Contributions all terms of the contract will continue to apply except that no further Contributions may be made.


 4. SUBSTITUTION OF SECURITIES


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   If shares of an Account are not available at some time in the future, or if in the judgment of the Company further investment in such shares would no longer be appropriate, there may be substituted therefor, or Contributions received after a date specified by the Company may be applied to purchase (i) shares of another account or another registered open-end investment company or (ii) securities or other property as the Company should in its discretion select. In the event of any investment pursuant to clause (ii) above, the Company can make such changes as in its judgment are necessary or appropriate in the frequency and methods of determination of Unit Values, Net Investment Factors, Annuity Change Factors, and Investment Account Values, including any changes in the foregoing which will provide for the payment of an investment advisory fee; provided, however, that any such changes shall be made only after approval by the Insurance Department of the State of Iowa. The Company will give written notice to each Owner of Benefits of any substitution or such change and any substitution will be subject to the rules and regulations of the Securities and Exchange Commission.


 5. CHANGES IN THE CONTRACT

   The terms of a contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.


   The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may add Divisions to Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, the Net Investment Factor, the Annuity Purchase Rates and the Annuity Change Factor; the guaranteed annuity conversion rates; the Recordkeeping Expense; and the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts.


   However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by a governmental agency to which the Company is subject. In addition, no change in the guaranteed annuity conversion rates will take effect for a current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the recordkeeping expense will not take affect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take affect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.


   Furthermore, the Company may, on 60-days notice to the Contractholder affected by the change, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.


STATEMENT OF VALUES


The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.


SERVICES AVAILABLE BY TELEPHONE



TELEPHONE TRANSACTIONS . The following transactions may be exercised by telephone by any Owner of Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-633-1373. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day.


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Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner of Benefits' address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.



TELETOUCH/(R)/ /. /By calling TeleTouch at 1-800-547-7754 and inputting their personal identification number, Plan Participants may access daily account and investment information, counselor assistance and more. This service is available Sunday through Friday from 2 a.m. to midnight (CT) and Saturday from 2 a.m. to 9 p.m.



PRINCIPAL RETIREMENT SERVICE CENTER/SM/ /. /By visiting our internet site at www.principal.com and inputting your personal identification number, you can access a variety of information including investment account values, investment results and retirement planning tools. Plan Participants may also change investment directions, transfer money and rebalance their portfolios.


DISTRIBUTION OF THE CONTRACT


The contract is no longer offered.


PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992. However, the Divisions invest in Accounts of the Principal Variable Contract Fund, Inc. These Accounts correspond to open-end investment companies ("mutual funds").


Some of the Accounts (under their former names) were offered prior to the date that the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this contract had the contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other
investment vehicles.   The Separate Account may also quote rankings, yields or
returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the Statement of Additional Information.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


In addition, from time to time, the Separate Account may advertise its "yield" for the Bond Division and Government Securities Division for these contracts. The "yield" of the Divisions is determined by annualizing the net investment


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income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


VOTING RIGHTS


The Company shall vote Account shares held in Separate Account B at regular and special meetings of shareholders of each Account, but will follow voting instructions received from persons having the voting interest in the Account shares.


The number of Account shares as to which a person has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Account, and voting instructions will be solicited by written communication at least ten days prior to the meeting.


During the accumulation period, the Owner of Benefits is the person having the voting interest in the Account shares attributable to the Investment Accounts which correlate to the Plan Participant. The number of Account shares held in Separate Account B which are attributable to each Investment Account is determined by dividing the Investment Account Value attributable to a Division of Separate Account B by the net asset value of one share of the underlying Account.


During the annuity period, the person then entitled to Variable Annuity Payments has the voting interest in the Account shares attributable to the Variable Annuity. The number of Account shares held in Separate Account B which are attributable to each Variable Annuity is determined by dividing the reserve for the Variable Annuity by the net asset value of one Account share. The voting interest in the Account shares attributable to the Variable Annuity will ordinarily decrease during the annuity period since the reserve for the Variable Annuity decreases due to the reduction in the expected payment period.


Account shares for which Owners of Benefits or payees of Variable Annuities are entitled to give voting instructions, but for which none are received, and shares of the Account owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.


Proxy material will be provided to each person having a voting interest together with an appropriate form which may be used to give voting instructions to the Company.


If the Company determines pursuant to applicable law that Account shares held in Separate Account B need not be voted pursuant to instructions received from persons otherwise having the voting interest as provided above, then the Company may vote Account shares held in Separate Account B in its own right.


FEDERAL TAX STATUS


It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A qualified tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see "Principal Life Insurance Company Separate Account B".)

A. TAXES PAYABLE BY OWNERS OF BENEFITS AND ANNUITANTS

 The contract offered in connection with this Prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law and deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.


 Contributions to contracts used to fund Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in contracts used to Fund Creditor--


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 Exempt Non-qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the contract as retirement benefits.


 1. TAX-DEFERRED ANNUITY PLANS - (SECTION 403(B) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS)

   CONTRIBUTIONS. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


   An individual's voluntary salary reduction contributions under section 403(b) are generally limited to $15,000 in 2006; additional catch-up contributions are permitted under certain circumstances. Combined employer and salary reduction contributions are generally limited to the lesser of 100% of the participant's compensation, or $44,000 in 2006. In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.


   TAXATION OF DISTRIBUTIONS. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 591/2,
   (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).


   All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding if they are eligible rollover distributions. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments and (7) not in excess of tax deductible medical expenses.


   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   TAX-FREE TRANSFERS AND ROLLOVERS. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions


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   from section 403(b) programs to Individual Retirement Accounts (IRAs) and eligible retirement plans. If an eligible rollover distribution is taken as a direct rollover to an IRA or other eligible retirement plans the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such a rollover must be completed within 60 days of receipt of the distribution.


 2. 457 PLANS

   CONTRIBUTIONS. Under section 457 of the Code, there are three types of 457 plans. Tax exempt 457(b), governmental 457(b) and 457(f), Tax exempt 457(b) plans, and 457(f) plans may only be established for a select group of management or highly compensated employees and/or independent contractors.



   Federal Tax Status


   These plans allow individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. Participants in a tax exempt 457(b) or a governmental 457(b) may defer both employee and employer contributions up to the 402(g) limit, $15,000 for 2006. Catch up contributions are also allowed under certain circumstances.The amounts which are deferred may be used by the employer to purchase the Contract. The amounts in a tax exempt 457(b) plan and a 457(f) plan are owned by the employer and are subject to the claims of the employer's creditors. The amounts which are deferred for a governmental 457(b) plan are held for the exclusive benefit of the participants and beneficiaries.


   TAXATION OF DISTRIBUTIONS. For a governmental 457(b) plan, the amounts are taxable to the participant in the year they are distributed. For a tax exempt 457(b), the amounts are taxable to the participant in the year they are paid or otherwise made available. Amounts otherwise made available may be deferred in certain circumstances. For a 457(f) plan, amounts are taxable to the participant at the time there is no substantial risk of forfeiture.


   DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions for tax exempt 457(b) plans and governmental 457(b) plans are not permitted until separated from service except for unforeseeable emergencies, certain De minimus withdrawals and reaching age 70 1/2. Distributions from 457(f) plans may be allowed at certain times as allowed by a plan document.


   REQUIRED DISTRIBUTIONS. The minimum distribution requirements for tax exempt 457(b) plans and governmental 457(b) plans are generally the same as for those for qualified plans and section 403(b) plans. There are no minimum distribution requirements for 457(f) plans.


   TAX FREE TRANSFERS AND ROLLOVERS. Federal income tax law permits rollovers from governmental 457(b) plans to another eligible retirement plan. Federal tax law does not permit rollovers from tax exempt 457(b) plans or 457(f) plans to any other retirement plan or IRA. Federal tax law does permit the transfer from one tax exempt 457(b) plan to another.


 3. 401(A) PLANS

   CONTRIBUTIONS. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate Purchase Payments do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.


   An individual's voluntary salary reduction contributions for a 401(k) plan are generally limited to $15,000 (2006 limit). In addition, an individual over age 50 may make a "catch-up" contribution of up to $3,000.


   For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 100% of includible compensation or $44,000 (2006 limit).


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   TAXATION OF DISTRIBUTIONS. Distributions are restricted. These restrictions require that no distributions of employer contributions or salary deferrals will be permitted prior to one of the following events: (1) attainment of age 591/2, (2) separation from service, (3) death, (4) disability, or (5) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans.


   To the extent distributions do not represent voluntary after-tax distributions, distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 591/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, 3) separation from service during or after the year the Plan Participant reaches age 55, (4) separation from service at any age if the distribution is in the form of payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions not in excess of tax deductible medical expenses.


   REQUIRED DISTRIBUTIONS. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 701/2 or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.


   TAX-FREE TRANSFERS AND ROLLOVERS. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to a Rollover IRA.


 4. CREDITOR-EXEMPT NON-QUALIFIED PLANS

   Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract. The Trustee is the Contractholder and is considered the nominal owner of the contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the contract and is treated as the owner for income tax purposes.


   TAXATION OF CONTRACT EARNINGS. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant's Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.


   CONTRIBUTIONS. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant's gross income as additional compensation and, if such payments coupled with the Plan Participant's other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.


   TAXATION OF DISTRIBUTIONS. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the contract allocated to post-August 13, 1982 Contributions under a preexisting contract are taxed as ordinary income to the extent of the accumulated income or gain under the contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a preexisting contract are taxed only after the Plan Participant has received all of the "investment in the contract" (Contributions less any amounts previously received and excluded from gross income).


   In the case of a complete redemption of an Investment Account under the contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant's investment in the contract.


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   If a Plan Participant purchases two or more contracts from the Company (or an affiliated company) within any twelve month period after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.


   When payments are received as an annuity, the Plan Participant's investment in the contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, they are entitled to a deduction of the unrecovered amount on their final tax return.


   In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 591/2 under the contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal annuity payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.


   Required Distributions. The Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, the contract provides the Annuity Commencement Date must be no later than the April 1 of the calendar year following the calendar year in which the Participant attains age 701/2. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed within five years or, if distributions to a beneficiary designated under the contract commence within one year of the Plan Participant's death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary's life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant's death, distributions must continue at least as rapidly as under the method in effect at the date of death.


   TAX-FREE EXCHANGES. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.


 5. GENERAL CREDITOR NON-QUALIFIED PLANS

   CONTRIBUTIONS. Private taxable employers may establish informally funded, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.


   Informally funded General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The contract used to informally fund the employer's obligation is owned by the employer and is subject to the claims of the employer's creditors. The Plan Participant has no present right or vested interest in the contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder is not a natural person, the contract does not receive tax-deferred treatment afforded other Contractholders under the Code.


   TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee's gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when made taxable to the individual.


B. FUND DIVERSIFICATION

 Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio


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 of each underlying Account must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an Account to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.


 The investment opportunities of the Accounts could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of contracts for whom diversification is not a requirement for tax-deferred treatment.


GENERAL INFORMATION


FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by;
  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and .. Increase expenses of the underlying mutual fund and separate account due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfer during a Contract year to no more than 12;
.. Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.


In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.


IMPORTANT INFORMATION ABOUT CUSTOMER IDENTIFICATION PROCEDURES
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open


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an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


STATE REGULATION
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


LEGAL OPINIONS
Legal matters applicable to the issue and sale of the contracts, including the right of the Company to issue contracts under Iowa Insurance Law, have been passed upon by Karen E. Shaff, Executive Vice President and General Counsel of the Company.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS
The company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

FINANCIAL STATEMENTS
The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.


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CUSTOMER INQUIRIES
Your questions should be directed to Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-2080, (515) 247-5711.





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TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund Asset Allocation
                Account - Class 1
              INVESTMENT ADVISOR: Morgan Stanley Investment Management, Inc.
                (doing business as Van Kampen) through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund Balanced Account -
                Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund Bond Account - Class
                1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund Capital Value
                Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund Diversified
                International Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal


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                Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

EQUITY GROWTH DIVISION (LARGECAP GROWTH EQUITY DIVISION MERGED INTO EQUITY GROWTH DIVISION ON MAY 1, 2007)

              INVESTS IN: Principal Variable Contracts Fund Equity Growth
                Account - Class 1 (LargeCap Growth Equity Account merged into Equity Growth Account on May 1, 2007)
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

EQUITY INCOME I DIVISION (ON JANUARY 5, 2007 THE EQUITY INCOME DIVISION ASSETS MERGED INTO THE EQUITY INCOME I DIVISION)

              INVESTS IN: Principal Variable Contracts Fund Equity Income
                Account I - Class 1 (Principal Variable Contracts Fund - Equity Income Account merged into Principal Variable Contracts Fund - Equity Income I Account on January 5, 2007)
              INVESTMENT ADVISOR: Edge Asset Management, Inc. through a
                sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to provide a relatively high level of current income and long-term growth of income and capital.

GOVERNMENT & HIGH QUALITY BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund Government & High
                Quality Bond Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund Growth Account -
                Class 1
              INVESTMENT ADVISOR: Columbus Circle Investors through a
                sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund International
                Emerging Markets Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal


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                Management Corporation
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund International
                SmallCap Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund LargeCap Stock Index
                Account - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund MidCap Account -
                Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund MidCap Growth
                Account - Class 1
              INVESTMENT ADVISOR: Mellon Equity Associates, LLP through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund MidCap Value Account
                - Class 1
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.


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MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund Money Market Account
                - Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund Real Estate
                Securities Account - Class 1
              INVESTMENT ADVISOR: Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund SmallCap Account -
                Class 1
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund SmallCap Growth
                Account - Class 1
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement;
                Essex Investment Management Company, LLC through a sub-advisory agreement; and
                UBS Global Asset Management (Americas) Inc. through a
                sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund SmallCap Value
                Account - Class 1
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement and Mellon Equity Associates, LLP through a sub-advisory agreement with Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small


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                companies with value characteristics and comparatively smaller market capitalizations.


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REGISTRATION STATEMENT
This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the home office.

By paying the prescribed fees, you may obtain a copy of Part C of the registration statement from:
   SEC's Public Reference Branch,
   100 F Street, NE, Room 1580
   Washington, D.C. 20549

   Telephone: (202) 551-8090
The filings are also available on the SEC's website at www.sec.gov.

The registration number for the Contract is 333-128079.

CUSTOMER INQUIRIES
Your questions should be directed to: Principal Premier Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.

TABLE OF CONTENTS OF THE SAI


The table of contents for the Statement of Additional Information is provided below.

                               TABLE OF CONTENTS

General Information and History.........................................

Independent Registered Public Accounting Firm ...........................

Principal Underwriter ...................................................

Calculation of Performance Data .........................................

Taxation Under Certain Retirement Plans.................................

Principal Life Insurance Company Separate Account B

 Report of Independent Registered Public Accounting Firm................

 Financial Statements ...................................................

Principal Life Insurance Company

 Report of Independent Registered Public Accounting Firm ................

 Consolidated Financial Statements ......................................

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                           Des Moines, IA 50392-2080
                           Telephone: 1-800-852-4450


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CONDENSED FINANCIAL INFORMATION


Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

                                                                                                                             NUMBER
                                                                                        ACCUMULATION UNIT VALUE                OF
                                                                             ----------------------------------------------ACCUMULAT
                                                                              BEGINNING       END      PERCENTAGE OF CHANGE  END OF
                                                                              OF PERIOD    OF PERIOD    FROM PRIOR PERIOD  OUPERIODI
                                                                              ---------    ---------   --------------------    (IN
                                                                                                                            THOUSAND
                                                                                                                             -------
 Asset Allocation Division
  2006                                                                         $1.190       $1.337            12.33%              2
  2005                                                                          1.130        1.190             5.31             108
  2004                                                                          1.046        1.130             8.03             112
  2003                                                                          0.864        1.046            21.06              49
  2002                                                                          0.990        0.864           (12.73)              1
  2001/(1)/                                                                     1.000        0.990            (1.00)              1
 Balanced Division
  2006                                                                          2.006        2.227            11.02           1,675
  2005                                                                          1.887        2.006             6.31           2,362
  2004                                                                          1.722        1.887             9.58           4,714
  2003                                                                          1.455        1.722            18.35           5,850
  2002                                                                          1.683        1.455           (13.55)          6,811
  2001                                                                          1.817        1.683            (7.37)          8,130
  2000                                                                          1.822        1.817            (0.27)         12,915
  1999                                                                          1.787        1.822             1.96          16,370
  1998                                                                          1.604        1.787            11.41          14,770
  1997                                                                          1.366        1.604            17.42          10,617
 Bond Division
  2006                                                                          2.020        2.106             4.26           1,451
  2005                                                                          1.980        2.020             2.02           1,881
  2004                                                                          1.892        1.980             4.65           3,782
  2003                                                                          1.817        1.892             4.13           4,194
  2002                                                                          1.670        1.817             8.80           5,048
  2001                                                                          1.551        1.670             7.67           5,065
  2000                                                                          1.440        1.551             7.71           6,222
  1999                                                                          1.484        1.440            (2.96)          7,415
  1998                                                                          1.384        1.484             7.23           6,013
  1997                                                                          1.257        1.384            10.10           4,009
 Capital Value Division
  2006                                                                          3.053        3.647            19.45           3,743
  2005                                                                          2.870        3.053             6.38           4,428
  2004                                                                          2.565        2.870            11.89           7,193
  2003                                                                          2.053        2.565            24.94           7,849
  2002                                                                          2.388        2.053           (14.03)          9,823
  2001                                                                          2.608        2.388            (8.44)         11,828
  2000                                                                          2.563        2.608             1.76          15,798
  1999                                                                          2.689        2.563            (4.69)         22,466
  1998                                                                          2.378        2.689            13.08          22,328
  1997                                                                          1.858        2.378            27.99          21,339
 Diversified International Division
  2006                                                                          2.348        2.993            27.45           2,190
  2005                                                                          1.905        2.348            23.25           2,643
  2004                                                                          1.581        1.905            20.52           3,958
  2003                                                                          1.199        1.581            31.83           4,372
  2002                                                                          1.435        1.199           (16.45)          5,395
  2001                                                                          1.903        1.435           (24.59)          6,977
  2000                                                                          2.085        1.903            (8.73)         10,573
  1999                                                                          1.663        2.085            25.38          10,814
  1998                                                                          1.518        1.663             9.55           9,442
  1997                                                                          1.358        1.518            11.78           7,684
 Equity Growth Division
  2006                                                                          1.001        1.058             5.74
  2005                                                                          0.935        1.001             7.06              65
  2004                                                                          0.859        0.935             8.89             160
  2003                                                                          0.685        0.859            25.35              84
  2002                                                                          0.951        0.685           (27.97)             41
  2001/(1)/                                                                     1.000        0.951            (4.90)              1
 Equity Income Division
  2006                                                                          1.003        1.212            20.88
  2005                                                                          0.928        1.003             8.08              78
  2004                                                                          0.792        0.928            17.17              82
  2003                                                                          0.699        0.792            13.30              18
  2002                                                                          0.803        0.699           (12.95)              5
  2001/(1)/                                                                     1.000        0.803           (19.70)              0
 Government & High Quality Bond Division
  2006                                                                          2.096        2.176             3.83
  2005                                                                          2.064        2.096             1.55           1,924
  2004                                                                          2.002        2.064             3.12           4,173
  2003                                                                          1.974        2.002             1.40           4,948
  2002                                                                          1.822        1.974             8.34           6,987
  2001                                                                          1.700        1.822             7.18           5,965
  2000                                                                          1.532        1.700            10.97           6,314
  1999                                                                          1.543        1.532            (0.71)          8,432
  1998                                                                          1.431        1.543             7.83           8,358
  1997                                                                          1.302        1.431             9.91           7,686
 Growth Division
  2006                                                                          1.785        1.955             9.50
  2005                                                                          1.600        1.785            11.56           4,172
  2004                                                                          1.469        1.600             8.95           8,493
  2003                                                                          1.166        1.469            25.95          10,006
  2002                                                                          1.651        1.166           (29.38)         11,578
  2001                                                                          2.223        1.651           (25.73)         14,820
  2000                                                                          2.488        2.223           (10.65)         20,921
  1999                                                                          2.145        2.488            15.99          20,774
  1998                                                                          1.775        2.145            20.85          16,370
  1997                                                                          1.404        1.775            26.42          11,441
 International Emerging Markets Division
  2006                                                                          2.303        3.173            37.76
  2005                                                                          1.722        2.303            33.74             114
  2004                                                                          1.385        1.722            24.34             122
  2003                                                                          0.885        1.385            56.49              32
  2002                                                                          0.962        0.885            (8.00)              1
  2001/(1)/                                                                     1.000        0.962            (3.80)              0
 International SmallCap Division
  2006                                                                          1.909        2,479            29.87
  2005                                                                          1.485        1.909            28.55             168
  2004                                                                          1.145        1.485            29.69             132
  2003                                                                          0.746        1.145            53.49              17
  2002                                                                          0.894        0.746           (16.55)              1
  2001/(1)/                                                                     1.000        0.894           (10.60)              0
 LargeCap Growth Equity Division
  2006                                                                          0.762        0.780             2.37
  2005                                                                          0.739        0.762             3.11             129
  2004                                                                          0.719        0.739             2.78              96
  2003                                                                          0.587        0.719            22.49              46
  2002                                                                          0.883        0.587           (33.52)              0
  2001/(1)/                                                                     1.000        0.883           (11.70)              0
 LargeCap Stock Index Division
  2006                                                                          1.062        1.223            15.15             632
  2005                                                                          1.021        1.062             4.02             602
  2004                                                                          0.929        1.021             9.90             592
  2003                                                                          0.727        0.929            27.79             239
  2002                                                                          0.941        0.727           (22.74)             80
  2001/(1)/                                                                     1.000        0.941            (5.90)             52
 MidCap Division
  2006                                                                          3.661        4.166            13.78           1,918
  2005                                                                          3.367        3.661             8.73           2,758
  2004                                                                          2.872        3.367            17.24           4,931
  2003                                                                          2.171        2.872            32.29           5,547
  2002                                                                          2.390        2.171            (9.16)          7,024
  2001                                                                          2.492        2.390            (4.09)          8,858
  2000                                                                          2.184        2.492            14.10          12,724
  1999                                                                          1.940        2.184            12.58          12,883
  1998                                                                          1.879        1.940             3.25          12,204
  1997                                                                          1.537        1.879            22.25           9,536
 MidCap Growth Division
  2006                                                                          1.199        1.310             9.28              14
  2005                                                                          1.060        1.199            13.11              81
  2004                                                                          0.952        1.060            11.34              68
  2003                                                                          0.680        0.952            40.00              88
  2002                                                                          0.926        0.680           (26.57)              1
  2001/(1)/                                                                     1.000        0.926            (7.40)              0
 MidCap Value Division
  2006                                                                          1.618        1.825            12.81             101
  2005                                                                          1.470        1.618            10.07             323
  2004                                                                          1.203        1.470            22.19             304
  2003                                                                          0.885        1.203            35.93             173
  2002                                                                          0.987        0.885           (10.33)             40
  2001/(1)/                                                                     1.000        0.987            (1.30)              1
 Money Market Division
  2006                                                                          1.537        1.604             4.35           2,898
  2005                                                                          1.505        1.537             2.13           3,709
  2004                                                                          1.498        1.505             0.47           5,108
  2003                                                                          1.493        1.498             0.33           5,903
  2002                                                                          1.478        1.493             1.01           8,250
  2001                                                                          1.430        1.478             3.36           9,389
  2000                                                                          1.354        1.430             5.61          10,369
  1999                                                                          1.296        1.354             4.48          10,632
  1998                                                                          1.237        1.296             4.77           9,868
  1997                                                                          1.181        1.237             4.74           6,515
 Real Estate Securities Division
  2006                                                                          2.338        3.181            36.06             202
  2005                                                                          2.022        2.338            15.63             268
  2004                                                                          1.512        2.022            33.73             308
  2003                                                                          1.093        1.512            38.33             184
  2002                                                                          1.019        1.093             7.26              64
  2001/(1)/                                                                     1.000        1.019             1.90               4
 SmallCap Division
  2006                                                                          1.170        1.313            12.25              47
  2005                                                                          1.098        1.170             6.56             131
  2004                                                                          0.920        1.098            19.35              86
  2003                                                                          0.675        0.920            36.30              30
  2002                                                                          0.933        0.675           (27.65)              1
  2001/(1)/                                                                     1.000        0.933            (6.70)              1
 SmallCap Growth Division
  2006                                                                          0.734        0.797             8.61              26
  2005                                                                          0.686        0.734             7.00             157
  2004                                                                          0.624        0.686             9.94             129
  2003                                                                          0.430        0.624            45.12             125
  2002                                                                          0.798        0.430           (46.12)             33
  2001/(1)/                                                                     1.000        0.798           (20.20)              0
 SmallCap Value Division
  2006                                                                          1.701        2.010            18.18             104
  2005                                                                          1.609        1.701             5.72             244
  2004                                                                          1.312        1.609            22.64             266
  2003                                                                          0.875        1.312            49.94             121
  2002                                                                          0.964        0.875            (9.23)             36
  2001/(1)/                                                                     1.000        0.964            (3.60)             13



/(1)/Commenced operations on June 29, 2001.


APPENDIX A


The contract provides for recordkeeping and other services and fees described below as well as a separate Service Expense Agreement which allows Contractholders to choose, in their sole discretion, a customized Plan-level service package and charges.

A. RECORDKEEPING EXPENSE

 The Contractholder must also pay a recordkeeping expense. The quarterly recordkeeping expense is one-fourth of the charge determined from the table below. The amount of the charge is determined at the end of each quarter based upon the number of Plan Participants, both active and inactive, for whom there are Investment Accounts under the contract at the end of the quarter.

                                                                         ANNUAL EXPENSE (BENEFIT REPORT
                          PLAN PARTICIPANTS                               SENT TO THE CONTRACTHOLDER)
                          -----------------                              ------------------------------
                                1-25                                  $2,250
                                26-49                                 $34 per Plan Participant + $1,366
                                50-99                                 $31 per Plan Participant + $1,516
                               100-299                                $28 per Plan Participant + $1,816
                               300-499                                $23 per Plan Participant + $3,316
                              500 - 999                               $19 per Plan Participant + $5,316
                            1,000 - 2,499                             $14 per Plan Participant + $10,316
                            2,500 - 4,999                             $12 per Plan Participant + $15,316
                           5,000 and over                             $10 per Plan Participant + $25,316


     Example: Assume 600 Plan Participants with Benefit Reports sent to the
           Contractholder: The expense is $16,716 [600 x $19 = $11,400+ $5,316 =
           $16,716] / 4 = $4,179. This would be $6.96 per Plan Participant, per quarter.

 The recordkeeping expense is increased by $3 per Plan Participant if benefit reports are mailed directly to Plan Participants' homes.


 If, instead of quarterly benefit reports, the Company provides such reports annually, the recordkeeping expense is reduced by 9%. Similarly, if such reports are provided semi-annually, the recordkeeping expense is reduced by 6%. If such reports are provided on a monthly basis, the recordkeeping expense is increased by 24%.


 If the Company performs more (or less) than one 401(k)/401(m) non-discrimination test in a Deposit Year, the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed).


PREMIER VARIABLE ANNUITY                                               41
www.principal.com

 The recordkeeping expense is increased by 10% if Plan Contributions are not reported in the Company's standard format by modem.


 A charge of $15 is made to the account of plan participants who make investment changes/transfers using paper rather than our toll-free number
 (1-800-633-1373).


 The recordkeeping expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) plan in a contract will be determined at the point in scale reached under the 401(k) plan.


 If the initial Deposit Year is less than twelve months, an adjustment will be made in the amount of the charge so that the full amount of the annual charge per Plan Participant will be assessed during the year.


 If all Investment Accounts attributable to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal, the unassessed portion of the full annual charge attributable to the Plan Participant will be charged.


 If the Company provides recordkeeping services for Plan assets not allocated to the contract or an Associated or Companion Contract ("Outside Assets"), the Contractholder must pay an Outside Asset recordkeeping expense. The annual charge is calculated based upon the following table.

            NUMBER OF PLAN PARTICIPANTS                       OUTSIDE ASSET
               WITH OUTSIDE ACCOUNTS                      ANNUAL RECORDKEEPING
                 DURING THE QUARTER                              EXPENSE
            ---------------------------                   --------------------
                        1-25                         $1,000 minimum
                       26-49                         $15.30 per member + $614.70
                       50-99                         $13.95 per member + $682.20
                      100-299                        $12.60 per member+ $817.20
                      300-499                        $10.35per member + $1,492.20
                      500-999                        $8.55 per member+ $2,392.20
                     1000-2499                       $6.30per member + $4,642.20
                     2500-4999                       $5.40 per member + $6,892.20
                   5000 and over                     $4.50 per member + $11,392.20



 The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.


 The Contractholder may elect to have the recordkeeping expense attributable to investments in this contract which correlate to inactive Plan Participants deducted from the Investment Account Values of such Plan Participants. The portion of the charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative value.


B. LOCATION FEE

 Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be charged $150 on a quarterly basis for each additional employee group or location.


C. FLEXIBLE INCOME OPTION CHARGE

 An additional charge of $25 annually will be made for any Plan Participant receiving benefits under the Flexible Income Option. The charge is added to the portion of the recordkeeping expense attributable to such Plan Participants. If a Plan Participant is receiving benefits under the Flexible Income Option from a Companion Contract to which a Flexible Income Option Charge applies, the charge will not apply to the contract.


D. DOCUMENTATION EXPENSE


42                                               PREMIER VARIABLE ANNUITY
                                                          1-800-633-1373

 The Company provides a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will pay $125 if the Contractholder uses a Principal Standard Plan. If the Company provides a sample custom-written Plan, the Contractholder will pay $700 for the initial Plan or for any restatement thereof, $300 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a $900 charge will be made for summary plan description booklets requested by the Contractholder, if any.

                                   PART B


              PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


                                PREMIER VARIABLE


                     (A GROUP VARIABLE ANNUITY CONTRACT FOR


        EMPLOYER-SPONSORED QUALIFIED AND NON-QUALIFIED RETIREMENT PLANS)


                      STATEMENT OF ADDITIONAL INFORMATION



                               DATED MAY 1, 2007


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Premier Variable - Group Variable Annuity Contracts (the "Contract" or the "Contracts") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 2007.






This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:





                     Princor Financial Services Corporation
                                  a company of
                         the Principal Financial Group
                          Des Moines, Iowa 50392-2080
                           Telephone: 1-800-633-1373

                               TABLE OF CONTENTS


                                                                            Page


Independent Registered Public Accounting Firm ...........................3

Underwriting Commissions................................................3

Calculation of Performance Data .........................................3

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors......................................... 6

 Financial Statements................................................... 8

Principal Life Insurance Company

 Report of Independent Auditors......................................... 123

 Consolidated Financial Statements...................................... 124


2                             PRINCIPAL PREMIER VARIABLE ANNUITY CONTRACT
                                                          1-800-633-1373

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


UNDERWRITING COMMISSIONS


Aggregate dollar amount of underwriting commissions paid to and retained by Princor Financial Services Corporation for the Separate Account B Premier Variable Annuity contracts:

              YEAR                    PAID TO             RETAINED BY
              ----                    -------             -----------
               2006                  $3,841.42                 -
               2005                  $5,599.74                 -
               2004                  $6,997.76                 -




CALCULATION OF PERFORMANCE DATA


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The contract was not offered prior to July 15, 1992.


Some of the Accounts were offered prior to the date that they were made available in the Contract. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Account in which such Division invests was first offered. The hypothetical performance from the date of inception of the Account in which the Division invests is derived by reducing the actual performance of the underlying Account by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2006, the 7-day annualized and effective yields were 4.45% and 4.54%, respectively.


From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.


Assuming the contract had been offered as of the periods indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 2006 are:

                            EFFECTIVE                                          SINCE
                               DATE         ONE YEAR    FIVE YEAR  TEN YEAR  INCEPTION
                            ---------       --------   ----------  --------  ---------
 Asset Allocation        June 1, 1994         12.29       6.18       7.12       7.81
 Balanced                December 18, 1987    10.98       5.76       5.01       8.18
 Bond                    December 18, 1987     4.21       4.75       5.30       7.12
 Capital Value           May 13, 1970         19.45       8.84       6.98      11.58
 Diversified
 International           May 2, 1994          27.43      15.83       8.22       9.10
 Equity Growth           June 1, 1994          5.71       2.16       5.93      10.06
 Equity Income I         April 28, 1998       17.67      11.59                  9.94
 Government & High
 Quality Bond            April 9, 1987         3.79       3.62       5.27       6.75
 Growth                  May 2, 1994           9.46       3.43       3.36       5.85
 International
 Emerging Markets        October 24, 2000     37.74      26.96                 19.11
 International
 SmallCap                May 1, 1998          29.83      22.63                 14.69
 LargeCap Stock Index    May 3, 1999          15.09       5.37                  1.39
 MidCap                  December 18, 1987    13.75      11.76      10.48      13.69
 MidCap Growth           May 1, 1998           9.20       7.19                  3.42
 MidCap Value            May 3, 1999          12.80      13.08                 13.12
 Money Market            March 18, 1983        4.32       1.65       3.11       4.83
 Real Estate
 Securities              May 1, 1998          36.04      25.57                 17.03
 SmallCap                May 1, 1998          12.23       7.08                  4.23
 SmallCap Growth         May 1, 1998           8.52      -0.03                  1.72
 SmallCap Value          May 1, 1998          18.15      15.83                 12.55


FINANCIAL STATEMENTS

             Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of Principal Life Insurance Company Separate Account B [comprised of the AIM V.I. Basic Value Series 1, AIM V.I. Capital Appreciation Series I, AIM V.I. Core Equity Series I, AIM V.I. Dynamics Series I, AIM V.I. Global Health Care Series I, AIM V.I. Small Cap Equity Series I, AIM V.I. Small Cap Growth Series I (formerly AIM V.I. Small Company Growth Series I), AIM V.I. Technology Series I, Alliance Bernstein VP Series Small Cap Growth Class A, American Century VP Income & Growth Class I, American Century VP Inflation Protection Class II, American Century VP Ultra Class I, American Century VP Ultra Class II, American Century VP Value Class II, American Century VP Vista Class I, Asset Allocation, Balanced, Bond, Capital Value, Diversified International, Dreyfus IP Founders Discovery Initial Shares, Dreyfus IP Technology Service Shares, Equity Growth, Equity Income, Equity Value, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Overseas Service Class 2, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Contrafund Service Class 2, Fidelity VIP III Mid Cap Service Class 2, Goldman Sachs VIT Mid Cap Value Fund Service Class I, Goldman Sachs Structured Small Cap Equity Service Class I (formerly Goldman Sachs CORE Small Cap Equity Fund Service Class I), Government & High Quality Bond, Growth, International Emerging Markets, International SmallCap, Janus Aspen Mid Cap Growth Service Shares, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, MidCap, MidCap Growth, MidCap Value, Money Market, Neuberger Berman AMT Fasciano S Class, Neuberger Berman AMT High Income Bond S Class, Neuberger Berman AMT Partners I Class, Neuberger Berman AMT Socially Responsive I Class, Principal LifeTime Strategic Income, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Real Estate Securities, Short-Term Bond, SmallCap, SmallCap Growth, SmallCap Value, T. Rowe Price Blue Chip Growth II, T. Rowe Price Health Science II, and Templeton Growth Securities Class 2 Divisions] as of December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of Principal Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company Separate Account B at December 31, 2006, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ Ernst & Young LLP

April 23, 2007

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Assets and Liabilities
                               December 31, 2006
                                                                                                     AIM V.1.
                                                                                 AIM V.1.             Capital
                                                                                Basic Value        Appreciation
                                                                                  Series I            Series I
                                                                                  Division           Division
   Assets
   Investments in shares of mutual funds, at markel                          $      1,072,800        $ 15,581,818
   Liabilities
   Net assets                                                                $      1,072,800        $ 15,581,818
                                                                             -      ---------        ------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -          13,225,032
     The Principal Variable Annuity With Purchase Payment Credit                            -           2,356,786
     Rider
     Principal Investment Plus Variable Annuity                                       647,422                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                   425,378                   -
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
                                                                                            -                   -
   Total net assets                                                          $      1,072,800        $ 15,581,818
                                                                             -      ---------        ------------
   Investments in shares of mutual funds, at cost                            $      1,040,800        $ 15,593,879
   Shares ofmutual fund owned                                                          80,299             594,272
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -           1,339,103
     The Principal Variable Annuity With Purchase Payment Credit                            -             239,604
     Rider
     Principal Investment Plus Variable Annuity                                        49,357                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                    32,891                   -
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -                9.88
     The Principal Variable Annuity With Purchase Payment Credit                            -                9.84
     Rider
     Principal Investment Plus Variable Annuity                                         13.12                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                     12.93                   -
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

                                              AIM V.I.           AIM V.I.           AIM V.L
        AIM V.L          AIM V.I.             Global            Small Cap         Small Cap          AIM V.I.
        Core Equity       Dynamics         Health Care           Equity              Growth           Technology
       Series I          Series I            Series I           Series I           Series I          Series I
       Division           Division           Division           Division           Division          Division
       --------           --------           --------           --------           --------          --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     61,827,860    $ 3,067,981        $ 13,857,021         $ 774,825         $ 4,430,627 $         6,147,933
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     61,827,860    $ 3,067,981        $ 13,857,021         $ 774,825         $ 4,430,627 $         6,147,933
    -     ----------    -----------        ------------         ---------         -------------         ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
          47,804,740         1,748,048          8,446,568                   -         2,994,033         3,788,705
          14,023,120         1,319,933          5,410,453                   -         1,436,594         2,359,228
                   -                 -                  -             356,159                 -                 -
                                                                      418,666                 -                 -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     61,827,860    $ 3,067,981        $ 13,857,021         $ 774,825           $ 4,430,627        (k,147,933
    -     ----------    -----------        ------------         ---------           -----------        ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     58,252,864    $ 2,290,194        $ 10,957,723         $ 751,934         $ 3,332,105 $         5,062,436
           2,271,413           178,891            644,213              51,009           239,493           438,512
           4,649,179           170,364            769,608                   _           300,366           625,345
           1,414,651           133,054            509,879                   _           149,066           402,767
                   _                 _                  _              25,062                 _                 _
                                                                       29,880                 _                 _
               10.28             10.26              10.98                   _              9.97              6.06
                9.91              9.92              10.61                   _              9.64              5.86
                   _                 _                  _               14.21                 _                 _
                                                                        14.01                 _                 _

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                  Alliance
                                                                                  Bernstein         American
                                                                                  VP Series         Century VP
                                                                                  Small Cap         Income &
                                                                                  Growth             Growth
                                                                                  Class A             Class I
                                                                                  Division           Division
                                                                                  --------           --------
   Assets
   Investments in shares of mutual funds, at markel                          $        994,036        $ 38,340,900
   Liabilities
   Net assets                                                                $        994,036        $ 38,340,900
                                                                             -        -------        ------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -           7,170,058
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -          20,501,043
     The Principal Variable Annuity With Purchase Payment Credit                            -          10,669,799
     Rider
     Principal Investment Plus Variable Annuity                                       731,498                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                   262,538                   -
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
                                                                                            -                   -
   Total net assets                                                          $        994,036        $ 38,340,900
                                                                             -        -------        ------------
   Investments in shares of mutual funds, at cost                            $        921,900        $ 28,201,779
   Shares ofmutual fund owned                                                          73,252           4,442,746
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -             579,156
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -           1,686,051
     The Principal Variable Annuity With Purchase Payment Credit                            -             907,598
     Rider
     Principal Investment Plus Variable Annuity                                        53,078                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                    19,321                   -
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -               12.38
     Principal Freedom 2 Variable Annuity                                                   -               11.25
     The Principal Variable Annuity                                                         -               12.16
     The Principal Variable Annuity With Purchase Payment Credit                            -               11.76
     Rider
     Principal Investment Plus Variable Annuity                                         13.78                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                     13.59                   -
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

         American
        Century VP         American           American            American            American
         Inflation       Century VP         Century VP          Century VP           Century VP
        Protection         Ultra              Ultra               Value                Vista             Asset
         Class II         Class I            Class II            Class II              Class I         Allocation
         Division         Division           Division            Division             Division          Division
         --------         --------           --------            --------             --------          --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     48,661,365    $ 9,446,138        $ 41,242,582        $ 50,565,063      $          693,886 $    84,221,248
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     48,661,365    $ 9,446,138        $ 41,242,582        $ 50,565,063     $           693,886 $    84,221,248
    -     ----------    -----------        ------------        ------------     -           ---------    ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                                              2,684
                   _         6,080,473                  _           33,115,958                 _         65,323,874
                   -         3,365,665                  -           17,449,105                 -         12,467,513
          34,741,530                 -         29,256,287                    -              519,933       4,113,723
          13,919,835                 _         11,986,295                    _              173,953       2,313,454
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     48,661,365    $ 9,446,138        $ 41,242,582        $ 50,565,063     $           693,886
    -     ----------    -----------        ------------        ------------     -           -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $     49,357,651    $ 8,456,198        $ 41,023,836        $ 44,479,303     $           643,203 $    70,968,084
           4,827,516           940,850          4,132,523            5,792,104            44,084          5,968,905
                                                                                                              2,008
                   _           672,286                  _            2,266,362                 _          2,706,025
                   _           384,888                  _            1,227,739                 _            535,713
           3,389,498                 _          2,714,276                    _            38,683            170,410
           1,377,420                 -          1,127,888                    -            13,127             99,406
                   -                 -                  -                    -                 -               1.34
                   -              9.04                  -                14.61                 _              24.14
                   -              8.74                  -                14.21                 _              23.27
               10.25                 _              10.78                    _             13.44              24.14
               10.11                 _              10.63                    _             13.25              23.27

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                  Balanced            Bond
                                                                                  Division           Division
   Assets
   Investments in shares of mutual funds, at markel                          $     92,320,337       $ 319,793,402
   Liabilities
   Net assets                                                                $     92,320,337       $ 319,793,402
                                                                             -     ----------       -------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                              1,028,047             351,190
     Premier Variable                                                               3,730,855           3,055,802
     Principal Freedom Variable Annuity                                                     -          15,130,770
     Principal Freedom 2 Variable Annuity                                                   -              53,305
     The Principal Variable Annuity                                                72,548,350         164,144,798
     The Principal Variable Annuity With Purchase Payment Credit                   15,013,085          62,581,173
     Rider
     Principal Investment Plus Variable Annuity                                             -          53,374,227
     Principal Investment Plus Variable Annuity With Purchase Rider                         -          21,102,137
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $     92,320,337       $ 319,793,402
                                                                             -     ----------       -------------
   Investments in shares of mutual funds, at cost                            $     82,673,782       $ 312,027,449
   Shares ofmutual fund owned                                                       5,684,750          26,451,067
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                474,221             171,287
     Premier Variable                                                               1,675,268           1,450,978
     Principal Freedom Variable Annuity                                                     -           1,099,132
     Principal Freedom 2 Variable Annuity                                                   -               5,148
     The Principal Variable Annuity                                                 3,525,538           8,677,485
     The Principal Variable Annuity With Purchase Payment Credit                      756,763           3,431,617
     Rider
     Principal Investment Plus Variable Annuity                                             -           2,821,626
     Principal Investment Plus Variable Annuity With Purchase Rider                         -           1,157,131
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                   1.95                2.05
     Premier Variable                                                                    2.17                2.11
     Principal Freedom Variable Annuity                                                     -               13.77
     Principal Freedom 2 Variable Annuity                                                   -               10.36
     The Principal Variable Annuity                                                     20.58               18.92
     The Principal Variable Annuity With Purchase Payment Credit                        19.84               18.24
     Rider
     Principal Investment Plus Variable Annuity                                             -               18.92
     Principal Investment Plus Variable Annuity With Purchase Rider                         -               18.24
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

                                                       Dreyfus IP
                                                      Founders               Dreyfus IP
           Capital               Diversified          Discovery             Technology                Equity
           Value             International         Initial Shares         Service Shares              Growth
           Division             Division              Division               Division                 Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $        213,650,385     $ 290,731,308          $ 17,583,895             $ 451,722         $        179,749,917
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $         213,650,385     $ 290,731,308          $ 17,583,895             $ 451,722         $        179,749,917
   -         -----------     -------------          ------------             ---------         -        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $           2,439,807                    -                      -                      -                       -
               3,086,246                    -                      -                      -                       -
                 277,653                    -                      -                      -                       -
               1,575,016              984,958                      -                      -                       -
              13,650,606            6,554,555                      -                      -                   2,214
               7,981,412            9,353,333                      -                      -                       -
                  22,697               72,978                      -                      -                       -
             149,483,317          195,794,392             11,219,916                      -             151,078,953
              25,046,661           55,159,610              6,363,979                      -              22,911,297
               6,154,360           16,563,735                      -                307,975               3,873,868
               3,670,918            6,247,747                      -                143,747               1,883,585
                   9,232                    -                      -                      -                       -
                 252,460
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $         213,650,385     $ 290,731,308          $ 17,583,895             $ 451,722         $        179,749,917
   -         -----------     -------------          ------------             ---------         -        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $         178,045,665     $ 184,408,871          $ 14,700,220             $ 432,226         $        172,565,077
               5,721,756           14,085,819              1,697,287                 48,677               9,822,400
                  57,383                    -                      -                      -                       -
                 422,047                    -                      -                      -                       -
                  32,920                    -                      -                      -                       -
                 445,767              338,042                      -                      -                       -
               3,743,094            2,190,324                      -                      -                   2,092
                 651,626              574,978                      -                      -                       -
                   2,009                6,064                      -                      -                       -
               5,087,290            7,233,866              1,281,517                      -               5,028,952
                 884,166            2,113,901                751,818                      -                 791,083
                 209,449              611,970                      -                 25,294                 128,949
                 129,587              239,435                      -                 11,974                  65,037
   $               42.52          $ -                    $ -                    $ -            $                  -
                    7.31                    -                      -                      -                       -
                    8.43                    -                      -                      -                       -
                    3.53                 2.91                      -                      -                       -
                    3.65                 2.99                      -                      -                    1.06
                   12.25                16.27                      -                      -                       -
                   11.30                12.03                      -                      -                       -
                   29.38                27.07                   8.76                      -                   30.04
                   28.33                26.09                   8.46                      -                   28.96
                   29.38                27.07                      -                  12.18                   30.04
                   28.33                26.09                      -                  12.01                   28.96
                     217                    -                      -                      -                       -
                  29,934                    -                      -                      -                       -
   $               42.54          $ -                    $ -                    $ -            $                  -
                    8.43                    -                      -                      -                       -

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                  Equity              Equity
                                                                                  Income              Value
                                                                                  Division           Division
   Assets
   Investments in shares of mutual funds, at markel                          $    155,519,274         $ 3,927,407
   Liabilities
   Net assets                                                                $    155,519,274         $ 3,927,407
                                                                             -    -----------         -----------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                 171,342                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                44,276,994                   -
     The Principal Variable Annuity With Purchase Payment Credit                   14,278,889                   -
     Rider
     Principal Investment Plus Variable Annuity                                    70,179,659           2,603,080
     Principal Investment Plus Variable Annuity With Purchase Rider                26,612,390           1,324,327
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $    155,519,274         $ 3,927,407
                                                                             -    -----------         -----------
   Investments in shares of mutual funds, at cost                            $    132,960,423         $ 3,530,619
   Shares ofmutual fund owned                                                      13,441,597             304,686
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                 141,326                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                 3,140,718                   -
     The Principal Variable Annuity With Purchase Payment Credit                    1,050,595                   -
     Rider
     Principal Investment Plus Variable Annuity                                     4,978,096             193,898
     Principal Investment Plus Variable Annuity With Purchase Rider                 1,958,060             100,035
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                    1.21                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                     14.10                   -
     The Principal Variable Annuity With Purchase Payment Credit                        13.59                   -
     Rider
     Principal Investment Plus Variable Annuity                                         14.10               13.43
     Principal Investment Plus Variable Annuity With Purchase Rider                     13.59               13.24
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

         Fidelity VIP           Fidelity VIP          Fidelity VIP           Fidelity VIP          Fidelity VIP II
        Equity-Income            Growth                Growth                Overseas                Contrafund
           Service              Service                Service                Service                 Service
           Class 2               Class                 Class 2                Class 2                  Class
           Division             Division              Division               Division                 Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $        77,174,324       $ 33,789,156           $ 4,364,661           $ 35,000,168        $        118,477,727
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $        77,174,324       $ 33,789,156           $ 4,364,661           $ 35,000,168        $          1184 7727
    -        ----------       ------------           -----------           ------------        -          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             46,024,503            26,117,838                      _                      _              92,142,440
             24,346,731             7,671,318                      -                      -              26,335,287
              4,845,009                     -              2,462,473             24,057,213                       -
              1,958,081                     _              1,902,188             10,942,955                       -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $        77,174,324       $ 33,789,156           $ 4,364,661           $ 35,000,168        $        118,477,727
    -        ----------       ------------           -----------           ------------        -        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $        67,544,087       $ 39,935,409           $ 4,132,386           $ 29,884,103        $         93,740,805
              2,983,159               945,945                123,226              1,473,691               3,775,581
              3,298,929             2,980,810                      _                      _               6,229,617
              1,794,179               908,170                      _                      -               1,846,847
                347,281                     _                204,390              1,503,271                       _
                144,297                     _                160,135                693,537                       _
                  13.95                  8.76                      _                      _                   14.79
                  13.57                  8.45                      _                      _                   14.26
                  13.95                     _                  12.05                  16.00                       _
                  13.57                     _                  11.88                  15.78                       _

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                Fidelity VIP      Fidelity VIP III
                                                                                II
                                                                                 Contrafund          Mid Cap
                                                                                   Service            Service
                                                                                   Class 2            Class 2
                                                                                  Division           Division
   Assets
   Investments in shares of mutual funds, at markel                          $     23,281,029         $ 4,393,054
   Liabilities
   Net assets                                                                $     23,281,029         $ 4,393,054
                                                                             -     ----------         -----------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                    17,880,716           3,086,991
     Principal Investment Plus Variable Annuity With Purchase Rider                 5,400,313           1,306,063
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $     23,281,029         $ 4,393,054
                                                                             -     ----------         -----------
   Investments in shares of mutual funds, at cost                            $     23,059,803         $ 4,222,272
   Shares ofmutual fund owned                                                         748,345             128,264
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                     1,240,432             197,882
     Principal Investment Plus Variable Annuity With Purchase Rider                   379,971              84,914
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                         14.41               15.60
     Principal Investment Plus Variable Annuity With Purchase Rider                     14.21               15.38
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

        Goldman Sachs          Goldman Sachs
         VIT Mid Cap           Structured
          Value Fund           Small Cap              Government                                   International
            Service          Equity Service            & High                                        Emerging
            Class I             Class I             Quality Bond               Growth                Markets
           Division             Division              Division               Division                 Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $         12,621,326      $ 4,000,632           $ 276,598,302          $ 96,085,309        $        104,347,151
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $         12,621,326      $ 4,000,632           $ 276,598,302          $ 96,085,309        $        104,347,151
    -         ----------      -----------           -------------          ------------        -        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                       _                    _                152,304                      _                       _
                       _                    _                 53,221                      _                       _
                       _                    _                370,079              1,158,524                       _
                       -                    -              3,031,448              6,054,302                 254,998
                       -                    -              7,567,716                      -                       -
                       _                    _                  3,506                      _                       _
                       _                    _            179,537,833             77,146,750              59,746,465
                       -                    -             60,622,772              8,044,509              27,306,727
               8,180,457            2,543,710             19,062,184              2,316,225              10,920,772
               4,440,869            1,456,922              6,197,239              1,364,999               6,118,189
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $         12,621,326      $ 4,000,632           $ 276,598,302          $ 96,085,309        $        104,347,151
    -         ----------      -----------           -------------          ------------        -        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $         12,912,416      $ 4,074,501           $ 275,146,055          $ 101,918,518       $         71,075,601
                 784,420              277,052             24,348,442              6,594,736               4,871,483
                       _                    _                 54,132                      _                       _
                       _                    _                 17,147                      _                       _
                       _                    _                175,534                608,844                       _
                       _                    _              1,392,916              3,097,575                  80,375
                       _                    _                709,414                      _                       _
                       _                    _                    340                      _                       _
                       _                    _              9,750,649              4,178,663               2,014,594
                       _                    _              3,415,089                451,981                 955,067
                 550,376              188,684              1,035,264                125,460                 368,239
                 303,035              109,609                349,113                 76,693                 213,987
                       _                    _                   2.81                      _                       _
                       _                    _                   3.10                      _                       _
                       _                    _                   2.11                   1.90                       -
                       _                    _                   2.18                   1.95                    3.17
                       _                    _                  10.67                      _                       _
                       _                    _                  10.33                      -                       -
                       _                    _                  18.41                  18.46                   29.66
                       _                    _                  17.75                  17.80                   28.59
                   14.86                13.48                  18.41                  18.46                   29.66
                   14.65                13.29                  17.75                  17.80                   28.59

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                                   Janus Aspen
                                                                                                     Mid Cap
                                                                                International        Growth
                                                                                SmallCap           Service Shares
                                                                                Division             Division
   Assets
   Investments in shares of mutual funds, at markel                          $    127,550,577        $ 19,322,587
   Liabilities
   Net assets                                                                $    127,550,577        $ 19,322,587
                                                                             -    -----------        ------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                 135,445                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                83,817,333          12,075,899
     The Principal Variable Annuity With Purchase Payment Credit                   27,370,902           7,246,688
     Rider
     Principal Investment Plus Variable Annuity                                    11,165,145                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                 5,061,752                   -
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $    127,550,577        $ 19,322,587
                                                                             -    -----------        ------------
   Investments in shares of mutual funds, at cost                            $     80,597,771        $ 14,254,808
   Shares ofmutual fund owned                                                       5,153,559             600,267
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                  54,634                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                 2,718,465           1,559,221
     The Principal Variable Annuity With Purchase Payment Credit                      920,810             970,582
     Rider
     Principal Investment Plus Variable Annuity                                       362,122                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                   170,287                   -
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                    2.48                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                     30.83                7.74
     The Principal Variable Annuity With Purchase Payment Credit                        29.72                7.47
     Rider
     Principal Investment Plus Variable Annuity                                         30.83                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                     29.72                   -
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                     $              -                 $ -
   See accompanying notes.

                                 LargeCap              LargeCap
          LargeCap               Growth                 Stock                 LargeCap
            Blend                Equity                 Index                  Value                 MidCap
           Division             Division              Division               Division                 Division
           --------             --------              --------               --------                 --------
    $        192,106,445      $ 19,396,503          $ 152,650,034          $ 173,682,669       $        367,161,013
   $         192,106,445      $ 19,396,503          $ 152,650,034          $ 173,682,669       $        367,161,013
   -         -----------      ------------          -------------          -------------       -        -----------
                       _                    _                      _                      _               1,812,069
                       -                2,709                773,353                      -               7,988,655
                       -            2,793,503             20,103,518                      -               6,517,146
                       _               21,572                 88,894                      _                  11,872
              80,831,763           10,762,371             85,094,495             77,635,254             254,405,357
              39,746,843            5,816,348             32,620,886             31,528,136              52,376,009
              50,749,045                    -              9,422,159             45,756,562              31,325,702
              20,778,794                    _              4,546,729             18,762,717              12,724,203
   $         192,106,445      $ 19,396,503          $ 152,650,034          $ 173,682,669       $        367,161,013
   -         -----------      ------------          -------------          -------------       -        -----------
   $         160,281,158      $ 17,908,609          $ 125,704,060          $ 134,746,693       $        294,630,220
              15,405,489            3,966,565             14,621,651             11,855,472               8,688,145
                       _                    _                      _                      _                 446,879
                       -                3,473                632,387                      -               1,917,776
                       _              228,851              1,843,926                      _                 321,758
                       _                2,148                  8,018                      _                   1,073
               6,213,213            1,892,712              8,048,208              5,281,587               6,620,901
               3,141,077            1,061,039              3,200,277              2,205,179               1,413,882
               3,900,883                    _                891,147              3,112,861                 815,254
               1,642,091                    _                446,059              1,312,328                 343,489
                                                                                                               4.05
                       -                 0.78                   1.22                      _                    4.17
                       _                12.21                  10.90                      _                   20.25
                       -                10.04                  11.09                      -                   11.07
                   13.01                 5.69                  10.57                  14.70                   38.42
                   12.65                 5.48                  10.19                  14.30                   37.04
                   13.01                    _                  10.57                  14.70                   38.42
                   12.65                    _                  10.19                  14.30                   37.04

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                  MidCap             MidCap
                                                                                  Growth              Value
                                                                                  Division           Division
   Assets
   Investments in shares of mutual funds, at markel                          $    57,787,473        $ 119,378,462
   Liabilities
   Net assets                                                                $    57,787,473        $ 119,378,462
                                                                             -    ----------        -------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $             -                  $ -
     Pension Builder Plus                                                                  -                    -
     Pension Builder Plus - Rollover IRA                                                   -                    -
     Personal Variable                                                                     -                    -
     Premier Variable                                                                 18,099              184,079
     Principal Freedom Variable Annuity                                            1,938,457           10,681,587
     Principal Freedom 2 Variable Annuity                                             10,663               21,777
     The Principal Variable Annuity                                               36,775,105           52,636,985
     The Principal Variable Annuity With Purchase Payment Credit                  15,577,891           25,577,193
     Rider
     Principal Investment Plus Variable Annuity                                    2,317,664           21,669,612
     Principal Investment Plus Variable Annuity With Purchase Rider                1,149,594            8,607,229
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                              -                    -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $    57,787,473        $ 119,378,462
                                                                             -    ----------        -------------
   Investments in shares of mutual funds, at cost                            $    44,421,846        $ 101,574,455
   Shares of mutual fund owned                                                     4,835,772            7,118,573
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                              -                    -
     Pension Builder Plus                                                                  -                    -
     Pension Builder Plus - Rollover IRA                                                   -                    -
     Personal Variable                                                                     -                    -
     Premier Variable                                                                 13,813              100,849
     Principal Freedom Variable Annuity                                              140,455              420,021
     Principal Freedom 2 Variable Annuity                                              1,038                1,995
     The Principal Variable Annuity                                                2,938,872            3,099,666
     The Principal Variable Annuity With Purchase Payment Credit                   1,291,325            1,557,819
     Rider
     Principal Investment Plus Variable Annuity                                      185,216            1,276,075
     Principal Investment Plus Variable Annuity With Purchase Rider                   95,296              524,238
   Accumulation unit value:
     Bankers Flexible Annuity                                                $             -                  $ -
     Pension Builder Plus                                                                  -                    -
     Pension Builder Plus - Rollover IRA                                                   -                    -
     Personal Variable                                                                     -                    -
     Premier Variable                                                                   1.31                 1.83
     Principal Freedom Variable Annuity                                                13.80                25.43
     Principal Freedom 2 Variable Annuity                                              10.27                10.91
     The Principal Variable Annuity                                                    12.51                16.98
     The Principal Variable Annuity With Purchase Payment Credit                       12.06                16.42
     Rider
     Principal Investment Plus Variable Annuity                                        12.51                16.98
     Principal Investment Plus Variable Annuity With Purchase Rider                    12.06                16.42
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                              -                    -
     Pension Builder Plus - Rollover IRA                                                   -                    -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $             -                  $ -
     Pension Builder Plus - Rollover IRA                                                   -                    -
   See accompanying notes.

                                                       Neuberger                                     Neuberger
                                 Neuberger           Berman AMT               Neuberger            Berman AMT
                               Berman AMT            High Income            Berman AMT                Socially
           Money                Fasciano                Bond                 Partners               Responsive
           Market               S Class                S Class                I Class                 I Class
           Division             Division              Division               Division                 Division
           --------             --------              --------               --------                 --------
    $         94,506,379      $ 2,008,034            $ 2,063,611            $ 4,671,743        $          2,519,107
   $          94,506,379      $ 2,008,034            $ 2,063,611            $ 4,671,743        $          2,519,107
   -          ----------      -----------            -----------            -----------        -          ---------
                 173,077
                   7,385
                 374,609
               4,643,291
               6,202,831

              56,336,207
              16,748,008                    -                      -                      -                       -
               5,108,202            1,200,273              1,354,544              3,161,736               1,955,849
               4,912,769              807,761                709,067              1,510,007                 563,258
   $          94,506,379      $ 2,008,034            $ 2,063,611            $ 4,671,743        $          2,519,107
   -          ----------      -----------            -----------            -----------        -          ---------
   $          94,506,378      $ 1,976,187            $ 2,093,600            $ 4,693,978        $          2,276,876
              94,506,378              138,199                209,504                220,782                 150,754
                  77,874
                   3,052                    _                      _                      _                       _
                 241,428                    _                      _                      _                       _
               2,897,796                    _                      _                      _                       _
                 525,746                    _                      _                      _                       _

               4,089,737
               1,261,134                    _                      _                      _                       _
                 370,831              103,672                127,025                208,718                 143,632
                 369,935               70,763                 67,413                101,101                  41,953
                    2.22                    _                      _                      _                       _
                    2.42                    _                      _                      _                       _
                    1.55                    _                      _                      _                       _
                    1.60                    -                      -                      -                       -
                   11.81
                   10.32                    -                      -                      -                       -
                   13.79                    _                      _                      _                       _
                   13.29                    _                      _                      _                       _
                   13.79                11.58                  10.66                  15.15                   13.62
                   13.29                11.42                  10.52                  14.94                   13.43

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                  Principal
                                                                                  LifeTime           Principal
                                                                                  Strategic          LifeTime
                                                                                  Income               2010
                                                                                  Division           Division
                                                                                  --------           --------
   Assets
   Investments in shares of mutual funds, at markel                          $     12,491,385        $ 26,166,066
   Liabilities
   Net assets                                                                $     12,491,385        $ 26,166,066
                                                                             -     ----------        ------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -             512,558
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                    10,295,433          20,231,603
     Principal Investment Plus Variable Annuity With Purchase Rider                 2,195,952           5,421,905
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $     12,491,385        $ 26,166,066
                                                                             -     ----------        ------------
   Investments in shares of mutual funds, at cost                            $     11,442,702        $ 23,580,736
   Shares ofmutual fund owned                                                       1,028,098           2,050,632
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                                   -              47,224
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                       850,780           1,605,358
     Principal Investment Plus Variable Annuity With Purchase Rider                   184,022             436,282
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                   -
     Principal Freedom Variable Annuity                                                     -                   -
     Principal Freedom 2 Variable Annuity                                               10.71               10.85
     The Principal Variable Annuity                                                         -                   -
     The Principal Variable Annuity With Purchase Payment Credit                            -                   -
     Rider
     Principal Investment Plus Variable Annuity                                         12.10               12.60
     Principal Investment Plus Variable Annuity With Purchase Rider                     11.93               12.43
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

          Principal              Principal             Principal              Principal
           LifeTime             LifeTime              LifeTime               LifeTime               Real Estate
            2020                  2030                  2040                   2050                  Securities
           Division             Division              Division               Division                Division
           --------             --------              --------               --------                --------
    $         95,944,655      $ 11,981,587           $ 5,191,353            $ 3,485,174        $        181,645,070
   $          95,944,655      $ 11,981,587           $ 5,191,353            $ 3,485,174        $        181,645,070
   -          ----------      ------------           -----------            -----------        -        -----------

                                                                                          _                 642,260

                 109,372               34,182                 99,508                      _                  10,832
                       _                    _                      _                      _             114,151,469
                       -                    -                      -                      -              51,711,695
              70,061,734            8,910,411              3,728,292              2,260,799              10,410,804
              25,773,549            3,036,994              1,363,553              1,224,375               4,718,010
   $          95,944,655      $ 11,981,587           $ 5,191,353            $ 3,485,174        $        181,645,070
   -          ----------      ------------           -----------            -----------        -        -----------
   $          86,400,066      $ 10,808,094           $ 4,680,947            $ 3,214,755        $        106,220,348
               7,176,115              897,497                381,717                254,764               6,962,249

                       -                    -                      -                      -                 201,900

                   9,906                3,106                  9,037                      _                     872
                       _                    _                      _                      _               3,137,709
                       _                    _                      _                      _               1,474,353
               5,303,081              676,655                278,049                167,695                 286,166
               1,978,309              233,877                103,123                 92,097                 134,516

                       -                    -                      -                      -                    3.18

                   11.04                11.01                  11.01                  11.02                   12.42
                       _                    _                      _                      _                   36.38
                       _                    _                      _                      _                   35.07
                   13.21                13.17                  13.41                  13.48                   36.38
                   13.03                12.99                  13.22                  13.29                   35.07

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                Short-Term
                                                                                   Bond             SmallCap
                                                                                  Division          Division
   Assets
   Investments in shares of mutual funds, at markel                          $    117,594,191        $ 71,751,761
   Liabilities
   Net assets                                                                $    117,594,191        $ 71,751,761
                                                                             -    -----------        ------------
   Net assets
   Accumulation units:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -              61,892
     Principal Freedom Variable Annuity                                             5,151,694           6,794,350
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                36,629,585          48,257,837
     The Principal Variable Annuity With Purchase Payment Credit                   13,983,289          16,637,682
     Rider
     Principal Investment Plus Variable Annuity                                    44,122,654                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                17,706,969                   -
   Contracts in annuitization period:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA
   Total net assets                                                          $    117,594,191        $ 71,751,761
                                                                             -    -----------        ------------
   Investments in shares of mutual funds, at cost                            $    114,741,416        $ 55,526,097
   Shares ofmutual fund owned                                                      11,439,124           6,656,007
   Accumulation units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -              47,125
     Principal Freedom Variable Annuity                                               491,407             401,917
     Principal Freedom 2 Variable Annuity                                                   -                   -
     The Principal Variable Annuity                                                 3,545,010           3,600,804
     The Principal Variable Annuity With Purchase Payment Credit                    1,383,056           1,287,720
     Rider
     Principal Investment Plus Variable Annuity                                     4,270,198                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                 1,751,361                   -
   Accumulation unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus                                                                   -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
     Personal Variable                                                                      -                   -
     Premier Variable                                                                       -                1.31
     Principal Freedom Variable Annuity                                                 10.48               16.90
     Principal Freedom 2 Variable Annuity                                               10.33               10.46
     The Principal Variable Annuity                                                     10.33               13.40
     The Principal Variable Annuity With Purchase Payment Credit                        10.11               12.92
     Rider
     Principal Investment Plus Variable Annuity                                         10.33                   -
     Principal Investment Plus Variable Annuity With Purchase Rider                     10.11                   -
   Annuitized units outstanding:
     Bankers Flexible Annuity                                                               -                   -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   Annuitized unit value:
     Bankers Flexible Annuity                                                $              -                 $ -
     Pension Builder Plus - Rollover IRA                                                    -                   -
   See accompanying notes.

                                                                                                      Templeton
                                                  T. Rowe Price            T. Rowe Price                Growth
          SmallCap               SmallCap             Blue Chip               Health                 Securities
           Growth                Value                Growth H                Science                 Class 2
           Division             Division              Division              H Division               Division
           --------             --------              --------              ----------               --------
    $         48,773,224     $ 126,059,611           $ 1,028,135            $ 2,196,760        $          3,028,725
   $          48,773,224     $ 126,059,611           $ 1,028,135            $ 2,196,760        $          3,028,725
   -          ----------     -------------           -----------            -----------        -          ---------

                  21,118              208,430                      -                      -                       -
               1,546,101                    _                      _                      _               3,028,725
                  10,698               19,534                      _                      _                       _
              34,865,845           65,746,378                      _                      _                       _
               8,551,657           26,045,485                      -                      -                       -
               2,629,046           24,693,527                631,459              1,541,750                       -
               1,148,759            9,346,257                396,676                655,010                       -
   $          48,773,224     $ 126,059,611           $ 1,028,135            $ 2,196,760        $          3,028,725
   -          ----------     -------------           -----------            -----------        -          ---------
   $          56,135,363      $ 98,293,024            $ 927,351             $ 2,026,963        $          2,370,806
               4,511,862            6,755,606                 98,764                174,346                 190,127

                  26,490              103,681
                 160,031                    _                      _                      _                 159,700
                   1,075                1,803                      _                      _                       _
               3,241,061            2,529,921                      _                      _                       _
                 824,604            1,039,572                      _                      _                       _
                 244,392              950,210                 50,543                113,169                       _
                 110,771              373,045                 32,203                 48,765                       _

                    0.80                 2.01                      -                      -                       -
                    9.66                    _                      _                      -                   18.97
                    9.96                10.84                      _                      _                       _
                   10.76                25.99
                   10.37                25.05                      _                      _                       _
                   10.76                25.99                  12.49                  13.62                       -
                   10.37                25.05                  12.32                  13.43                       -

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Assets and Liabilities (continued)
                               December 31, 2006
                                                                                                     AIM
                                                                                                     V.1.
                                                                                AIM V.I.             Capital
                                                                               Basic Value         Appreciation
                                                                                 Series I            Series I
                                                                                 Division           Division (1)
   Investment income (loss)
   Income:
     Dividends                                                                        $ 2,949             $ 8,964
   Expenses:
     Mortality and expense risks                                                        5,141             134,487
     Separate account rider charges                                                     1,467               9,405
                                                                                        -----               -----
   Net investment income (loss)                                                         (3,659)         (134,928)
                                                                                        -------         ---------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                         331           (124,545)
   Capital gains distributions                                                         32,602                   -
                                                                                       ------                   -
   Total realized gains (losses) on investments                                        32,933           (124,545)
   Change in net unrealized appreciation or depreciation of
     investments                                                                       28,074            (12,061)
                                                                                       ------            --------
   Net increase (decrease) in net assets resulting from                              $ 57,348         $ (271,534)
                                                                                     --------         -----------
   operations
   (1) Commenced operations April 28, 2006
   (2) Represented the operations of AIM V.I. Small Company Growth
   Series I Division until November 21, 2006 name change.

   See accompanying notes.

                                             AIM V.1.            AIM V.1.           AIM V.1.
       AIM V.I.           AIM V.I.            Global             Small Cap         Small Cap          AIM V.I.
      Core Equity         Dynamics          Health Care           Equity             Growth          Technology
        Series I           Series I           Series I            Series I           Series I          Series I
        Division           Division          Division            Division          Division (2)        Division
        --------           --------          --------            --------          ------------        --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 334,375 $                      - $                 - $                - $                 - $              -
             653,092           35,510             176,717                4,189           52,875             77,346
              68,370            7,404              32,792                1,018            8,267             14,034
              ------            -----              ------                -----            -----             ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           (387,087)         (42,914)               (209,509)            (5,207)           (61,142)       (91,380)
           ---------         --------               ---------            -------           --------       --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           (195,530)          182,101             404,387                  858          182,363            188,539
                   -                 -                   -               29,245                 -                -
                   -                 -                   -               ------                 -                -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           (195,530)          182,101             404,387                30,103         182,363            188,539
           7,447,457          234,675             302,110                16,481         376,390            375,772
           ---------          -------             -------                ------         -------            -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 6,864,840 $               373,862 $           496,988 $          41,377 $            497,611 $       472,931
    -------------               ---------           ---------          --------            ---------       -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                   Alliance           American
                                                                                  Bernstein          Century VP
                                                                                  VP Series
                                                                                  Small Cap           Income &
                                                                                   Growth             Growth
                                                                                   Class A             Class I
                                                                                   Division           Division
    Investment income (loss)
   Income:
     Dividends                                                                $ - $                         650,417
   Expenses:
     Mortality and expense risks                                                         7,963              421,546
     Separate account rider charges                                                        879               60,774
                                                                                           ---               ------
   Net investment income (loss)                                                           (8,842)           168,097
                                                                                          -------           -------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                          929              823,225
   Capital gains distributions                                                               -                    -
                                                                                             -                    -
   Total realized gains (losses) on investments                                            929              823,225
   Change in net unrealized appreciation or depreciation of
     investments                                                                        55,846            4,264,066
                                                                                        ------            ---------
   Net increase (decrease) in net assets resulting from operations            $ 47,933 $                  5,255,388
                                                                              ----------                  ---------
   See accompanying notes.

        American
       Century VP          American           American            American           American
       Inflation          Century VP         Century VP          Century VP         Century VP
       Protection            Ultra              Ultra               Value              Vista             Asset
        Class II            Class I            Class II            Class II           Class I          Allocation
        Division           Division           Division            Division           Division           Division
        --------           --------           --------            --------           --------           --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 1,113,086 $                     - $                 - $          535,887          $ - $               644,867
             414,097           120,688             342,819             564,624             6,840          1,035,899
              59,445            20,290              49,954              93,372               834             81,022
              ------            ------              ------              ------               ---             ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             639,544            (140,978)         (392,773)                               (7,674)            (472,054)
             -------            ---------         ---------                               -------            ---------
                                                                        (122,109)
                                                                        ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
               (8,042)         163,057              (7,464)            102,307               (83)         1,512,207
                   -                  -                   -          3,801,384             1,292          1,132,258
                   -                  -                   -          ---------             -----          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             (8,042)           163,057              (7,464)          3,903,691             1,209          2,644,465
           (488,574)            (499,141)         (279,227)          3,397,417            37,166          6,670,543
           ---------            ---------         ---------          ---------            ------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 142,928 $                 (477,062) $         (679,464) $      7,178,999       $ 30,701 $           8,842,954
    -----------                 -----------         -----------      ---------       ----------           ---------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                  Balanced              Bond
                                                                                   Division            Division
   Investment income (loss)
   Income:
     Dividends                                                                $ 2,344,551 $              11,414,865
   Expenses:
     Mortality and expense risks                                                     1,133,327            3,593,198
     Separate account rider charges                                                     86,374              452,150
                                                                                        ------              -------
   Net investment income (loss)                                                      1,124,850            7,369,517
                                                                                     ---------            ---------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                      809,832              (232,926)
   Capital gains distributions                                                               -                    -
                                                                                             -                    -
   Total realized gains (losses) on investments                                        809,832            (232,926)
   Change in net unrealized appreciation or depreciation of
     investments                                                                     6,941,213            2,580,027
                                                                                     ---------            ---------
   Net increase (decrease) in net assets resulting from operations            $ 8,875,895 $               9,716,618
                                                                              -------------               ---------
   See accompanying notes.

                                                   Dreyfus IP
                                                     Founders            Dreyfus IP
          Capital             Diversified           Discovery            Technology              Equity
           Value             International         Initial Shares       Service Shares          Growth
          Division             Division              Division             Division              Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           $ 3,204,877        $ 3,072,388 $                       - $                  - $             2,235
             2,373,109             3,111,638              207,493                 4,058            2,254,890
               150,975               314,077               35,766                   515              136,900
               -------               -------               ------                   ---              -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
               680,793                (353,327)             (243,259)              (4,573)       (2,389,555)
               -------                ---------             ---------              -------       -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             3,024,007             7,519,959              186,316                  (2,435)         (806,811)
            16,935,476             7,053,511                      -                    -                   -
            ----------             ---------                      -                    -                   -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            19,959,483            14,573,470              186,316                  (2,435)         (806,811)
            13,835,149            45,587,524              780,163                13,971           11,159,020
            ----------            ----------              -------                ------           ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
          $ 34,475,425       $ 59,807,667 $                 723,220 $               6,963 $        7,962,654
          ------------       --------------                 ---------               -------        ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                   Equity              Equity
                                                                                   Income               Value
                                                                                   Division          Division
   Investment income (loss)
   Income:
     Dividends                                                                $ 2,225,364          $         46,348
   Expenses:
     Mortality and expense risks                                                     1,451,933               32,617
     Separate account rider charges                                                    186,043                4,764
                                                                                       -------                -----
   Net investment income (loss)                                                        587,388                8,967
                                                                                       -------                -----
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                      826,373                6,180
   Capital gains distributions                                                               -               39,842
                                                                                             -               ------
   Total realized gains (losses) on investments                                        826,373               46,022
   Change in net unrealized appreciation or depreciation of
     investments                                                                    19,701,800              411,946
                                                                                    ----------              -------
   Net increase (decrease) in net assets resulting from operations            $ 21,115,561 $                466,935
                                                                              --------------                -------
   See accompanying notes.

        Fidelity VIP          Fidelity VIP           Fidelity VIP            Fidelity VIP         Fidelity VIP II
       Equity-Income             Growth                 Growth                Overseas             Contrafund
          Service                Service                Service                Service               Service
          Class 2                 Class                 Class 2                Class 2                Class
          Division              Division               Division               Division               Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 2,001,645 $                       104,964 $                2,466 $               99,476 $           1,266,562
               830,684                  443,015                33,699                 275,312             1,418,363
               138,427                  46,914                   7,427                 43,121               147,290
               -------                  ------                   -----                 ------               -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             1,032,534                  (384,965)              (38,660)               (218,957)             (299,091)
             ---------                  ---------              --------               ---------             ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
               484,982             (1,687,364)                   3,267                 99,286             2,009,324
             8,346,679                       -                      -                  86,213             9,439,876
             ---------                       -                      -                  ------             ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             8,831,661             (1,687,364)                   3,267                185,499            11,449,200
             1,495,173               3,854,234                186,391                3,744,132              (364,828)
             ---------               ---------                -------                ---------              ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 11,359,368 $                     1,781,905 $             150,998 $             3,710,674 $         10,785,281
    --------------                     -----------             ---------             -----------         ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                Fidelity VIP II    Fidelity VIP III
                                                                                  Contrafund          Mid Cap
                                                                                  Service              Service
                                                                                  Class 2              Class 2
                                                                                 Division             Division
   Investment income (loss)
   Income:
     Dividends                                                                       $ 164,362              $ 2,388
   Expenses:
     Mortality and expense risks                                                       174,615               31,640
     Separate account rider charges                                                     18,166                5,817
                                                                                        ------                -----
   Net investment income (loss)                                                        (28,419)            (35,069)
                                                                                       --------            --------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                       17,861              (7,634)
   Capital gains distributions                                                       1,695,870              159,199
                                                                                     ---------              -------
   Total realized gains (losses) on investments                                      1,713,731              151,565
   Change in net unrealized appreciation or depreciation of
     investments                                                                      (230,403)             107,362
                                                                                      ---------             -------
   Net increase (decrease) in net assets resulting from                            $ 1,454,909            $ 223,858
                                                                                   -----------            ---------
   operations

   (1) Represented the operations of Goldman Sachs CORE Small Cap
   Equity Fund Service Class I Division until May 1, 2006 name change.

   See accompanying notes.

       Goldman Sachs          Goldman Sachs
       VIT Mid Cap              Structured           Government
         Value Fund             Small Cap               & High                                     International
          Service             Equity Service            Quality                                      Emerging
          Class I                 Class I               Bond                   Growth                Markets
         Division               Division (1)            Division              Division                Division
         --------               ------------            --------              --------                --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 110,758 $                           25,532 $           11,522,714 $             265,891 $                   -
                 90,237                   32,135            3,395,215              1,146,343              1,037,801
                 15,917                  5,515                388,953                 47,844                160,320
                 ------                  -----                -------                 ------                -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                  4,604                  (12,118)           7,738,546                (928,296)          (1,198,121)
                  -----                  --------           ---------                ---------          -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                   (2,199)                 102               (1,063,572)         (2,538,476)              1,783,787
              1,220,169                278,688                      -                      -              2,426,233
              ---------                -------                      -                      -              ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
              1,217,970                278,790               (1,063,572)         (2,538,476)              4,210,020
              (136,992)                   (7,396)             814,645             11,298,287             22,245,938
              ---------                   -------             -------             ----------             ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 1,085,582 $                        259,276 $            7,489,619 $           7,831,515 $          25,257,837
    -------------                        ---------            -----------           -----------          ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                                    Janus Aspen
                                                                                                      Mid Cap
                                                                                International          Growth
                                                                                  SmallCap         Service Shares
                                                                                   Division           Division
   Investment income (loss)
   Income:
     Dividends                                                                       $ 607,271                  $ -
   Expenses:
     Mortality and expense risks                                                     1,422,252              233,911
     Separate account rider charges                                                    167,269               41,028
                                                                                       -------               ------
   Net investment income (loss)                                                                           (274,939)
                                                                                                          ---------
                                                                                        (982,250)
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                    5,178,605              682,671
   Capital gains distributions                                                      16,642,491                    -
                                                                                    ----------                    -
   Total realized gains (losses) on investments                                     21,821,096              682,671
   Change in net unrealized appreciation or depreciation of
     investments                                                                     7,745,584            1,671,571
                                                                                     ---------            ---------
   Net increase (decrease) in net assets resulting from operations                $ 28,584,430          $ 2,079,303
                                                                                  ------------          -----------
   See accompanying notes.

                                LargeCap               LargeCap
         LargeCap                Growth                  Stock                LargeCap
           Blend                  Equity                 Index                  Value                MidCap
          Division               Division               Division               Division              Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             $  985,122        $           397            $   1,888,564           $  1,329,514      $     3,619,232
              1,946,254                225,102                1,679,082              1,717,117            4,218,338
                297,121                 35,282                206,046                 240,859               348,090
                -------                 ------                -------                 -------               -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
               (1,258,253)              (259,987)               3,436                 (628,462)           (947,196)
               -----------              ---------               -----                 ---------           ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                795,506                 96,102                2,482,860              1,105,086            7,087,013
              4,037,942                      -                      -                2,353,820           41,164,114
              ---------                      -                      -                ---------           ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
              4,833,448                 96,102                2,482,860              3,458,906           48,251,127
             18,223,956                413,343             16,248,616               22,939,744          (5,429,630)
             ----------                -------             ----------               ----------          -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 21,799,151 $                      249,458 $            18,734,912 $           25,770,188 $         41,874,301
    --------------                      ---------            ------------           ------------         ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                   MidCap              MidCap
                                                                                   Growth               Value
                                                                                   Division            Division
   Investment income (loss)
   Income:
     Dividends                                                                $ -                   $       254,035
   Expenses:
     Mortality and expense risks                                                       696,401            1,272,336
     Separate account rider charges                                                     94,934              178,920
                                                                                        ------              -------
   Net investment income (loss)                                                         (791,335)       (1,197,221)
                                                                                        ---------       -----------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                    1,467,405            1,282,307
   Capital gains distributions                                                       1,501,987           10,378,946
                                                                                     ---------           ----------
   Total realized gains (losses) on investments                                      2,969,392           11,661,253
   Change in net unrealized appreciation or depreciation of
     investments                                                                     2,147,445            1,515,777
                                                                                     ---------            ---------
   Net increase (decrease) in net assets resulting from operations            $ 4,325,502 $              11,979,809
                                                                              -------------              ----------
   See accompanying notes.

                                                       Neuberger                                     Neuberger
                                Neuberger            Berman AMT               Neuberger            Berman AMT
                              Berman AMT              High Income           Berman AMT               Socially
            Money                Fasciano                Bond                  Partners              Responsive
           Market                S Class                S Class                I Class                I Class
         Division                Division               Division               Division              Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            $ 3,965,867            $         -            $   107,061              $   26,162           $     2,297
              1,019,389                 15,885                 15,259                  31,181                19,624
                119,424                  3,056                  3,332                    5,541                1,974
                -------                  -----                  -----                    -----                -----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
              2,827,054                  (18,941)              88,470                  (10,560)            (19,301)
              ---------                  --------              ------                  --------            --------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      -                    577                   (2,604)               (3,503)                6,882
                      -                 42,308                      -                  402,956               16,311
                      -                 ------                      -                  -------               ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      -                 42,885                (2,604)                  399,453               23,193
                      -                 15,744                    269                  (48,810)             210,791
                      -                 ------                    ---                  --------             -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             $ 2,827,054           $    39,688             $   86,135              $    340,083            $214,683
    -------------                        --------               --------               ---------            -------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                  Principal
                                                                                  LifeTime             Principal
                                                                                   Strategic           LifeTime
                                                                                   Income                2010
                                                                                   Division            Division
   Investment income (loss)
   Income:
     Dividends                                                                $ 12,743                 $       9,224
   Expenses:
     Mortality and expense risks                                                        114,930             245,231
     Separate account rider charges                                                       7,830              24,008
                                                                                          -----              ------
   Net investment income (loss)                                                       (110,017)              (260,015)
                                                                                      ---------              ---------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                        35,968             152,772
   Capital gains distributions                                                            3,277                 128
                                                                                          -----                 ---
   Total realized gains (losses) on investments                                          39,245             152,900
   Change in net unrealized appreciation or depreciation of
     investments                                                                        890,547           2,249,381
                                                                                        -------           ---------
   Net increase (decrease) in net assets resulting from operations            $ 819,775 $                 2,142,266
                                                                              -----------                 ---------
   See accompanying notes.

         Principal              Principal              Principal              Principal
         LifeTime               LifeTime               LifeTime               LifeTime              Real Estate
           2020                   2030                   2040                   2050                Securities
          Division               Division              Division               Division               Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ - $                                   846 $                  675 $                 227 $            2,533,583
     - -
                698,243                 89,548                 37,838                21,404               1,937,680
                 94,207                 11,582                  4,997                 4,143                 286,480
                 ------                 ------                  -----                 -----                 -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                 (792,450)              (100,284)            (42,160)                  (25,320)             309,423
                 ---------              ---------            --------                  --------             -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                 22,096                 85,632                 11,774                 9,899               5,932,195
                      -                     391                    338                   73               7,183,688
                      -                     ---                    ---                   --               ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                 22,096                 86,023                 12,112                 9,972              13,115,883
              8,696,024              1,078,553                454,131               251,174              32,582,342
              ---------              ---------                -------               -------              ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 7,925,670 $                      1,064,292 $             424,083 $             235,826 $           46,007,648
    -------------                      -----------             ---------             ---------           ----------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                      Statements of Operations (continued)
                      For the Year Ended December 31, 2006
                                                                                 Short-Term
                                                                                    Bond              SmallCap
                                                                                   Division            Division
   Investment income (loss)
   Income:
     Dividends                                                                $ 2,231,910           $    114,798
   Expenses:
     Mortality and expense risks                                                      1,208,466             864,845
     Separate account rider charges                                                     161,091              97,940
                                                                                        -------              ------
   Net investment income (loss)                                                         862,353              (847,987)
                                                                                        -------              ---------
   Realized gains (losses) on investments
   Realized gains (losses) on sale of fund shares                                        12,952           1,714,779
   Capital gains distributions                                                                -           4,658,605
                                                                                              -           ---------
   Total realized gains (losses) on investments                                          12,952           6,373,384
   Change in net unrealized appreciation or depreciation of
     investments                                                                      2,210,032           1,961,967
                                                                                      ---------           ---------
   Net increase (decrease) in net assets resulting from operations            $ 3,085,337 $               7,487,364
                                                                              -------------               ---------
   See accompanying notes.

                                                                                                    Templeton
                                                     T. Rowe Price          T. Rowe Price
                                                                                                      Growth
         SmallCap               SmallCap               Blue Chip                Health              Securities
          Growth                  Value                Growth 11               Science                Class 2
          Division               Division               Division              II Division            Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ - $                                324,271 $               1,968 $                    - $              32,756
                610,217              1,372,397                   9,892               17,264                  21,407
                 56,496                  183,933                 1,980                2,442                       -
                 ------                  -------                 -----                -----                       -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
               (666,713)              (1,232,059)             (9,904)                  (19,706)              11,349
               ---------              -----------             -------                  --------              ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             (1,332,510)             2,281,083                   6,716                8,932                  83,460
                      -             10,590,501                      -                       -                91,257
                      -             ----------                      -                       -                ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            (1,332,510)             12,871,584                   6,716                8,932                 174,717
              5,430,781              5,413,590                 76,937               129,496                 303,044
              ---------              ---------                 ------               -------                 -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 3,431,558 $                     17,053,115 $              73,749 $               118,722 $            489,110
    -------------                     ------------              --------               ---------            -------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                       Statements of Changes in Net Assets
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                            AIM
                                                                                            V.I.
                                                                                           Basic Value
                                                                                            Series I
                                                                                           Division (1)
                                                                                     2006               2005
                                                                                     ----               ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                     $ (3,659)       $        (562)
     Total realized gains (losses) on investments                                       32,933                1,299
     Change in net unrealized appreciation or depreciation of investments               28,074                3,926
                                                                                        ------                -----
   Net increase (decrease) in net assets resulting from operations                      57,348                4,663
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                    868,110             166,075
     Administration charges                                                                  -                    -
     Contingent sales charges                                                               (90)                (5)
     Contract terminations                                                               (2,061)              (139)
     Death benefit payments                                                                  -                    -
     Flexible withdrawal option payments                                                 (1,240)                  -
     Transfer payments to other contracts                                                (3,441)           (16,420)
     Annuity payments                                                                        -                    -
                                                                                             -                    -
   Increase (decrease) in net assets from principal transactions                       861,278             149,511
                                                                                       -------             -------
   Total increase (decrease)                                                           918,626             154,174
   Net assets at beginning of period                                                   154,174                    -
                                                                                       -------                    -
   Net assets at end of period                                                        $ 1,072,800       $  154,174
                                                                              -------------                -------

   (1) Commenced operations January 4, 2005.
(2) Commenced operations April 28, 2006.
See accompanying notes.

               AIM V.1.
                Capital                     AIM V.I.                               AIM V.I.
             Appreciation                  Core Equity                             Dynamics
               Series I                     Series I                               Series I
             Division (2)                   Division                                Division
             ------------                   --------                                --------
                 2006                2006               2005                2006               2005
                 ----                ----               ----                ----               ----
            $ (134,928) $              (387,087) $          28,719 $          (42,914) $         (36,161)
                  (124,545)            (195,530)         (867,129)            182,101            116,490
                   (12,061)          7,447,457          2,086,682             234,675            130,333
                   --------          ---------          ---------             -------            -------
                  (271,534)          6,864,840          1,248,272             373,862            210,662
                 18,577,053         33,298,037          2,255,284           1,153,356            581,922
                    (2,245)             (15,934)          (10,169)               (501)              (359)
                   (19,606)             (74,585)          (43,836)             (1,985)            (3,375)
                 (1,480,327)         (5,631,607)        (2,926,767)          (149,874)          (171,346)
                   (30,769)            (179,214)         (200,784)             (4,814)                 -
                  (164,626)            (863,943)         (603,415)            (38,676)           (23,921)
                 (1,026,128)         (4,856,530)        (3,168,007)          (821,442)          (571,960)
                 15,853,352          21,676,224         (4,697,694)           136,064           (189,039)
                 ----------          ----------         -----------           -------           ---------
                 15,581,818          28,541,064         (3,449,422)           509,926             21,623
                          -          33,286,796         36,736,218          2,558,055          2,536,432
                          -          ----------         ----------          ---------          ---------
            $ 15,581,818 $           61,827,860 $       33,286,796 $        3,067,981 $        2,558,055
            --------------           ------------       ------------        -----------        ---------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                            AIM V.I.
                                                                                             Global
                                                                                         Health Care
                                                                                            Series I
                                                                                            Division
                                                                                    2006                 2005
                                                                                    ----                 ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                    $ (209,509)      $   (204,674)
     Total realized gains (losses) on investments                                       404,387            293,216
    Change in net unrealized appreciation or depreciation of investments                302,110            810,312
                                                                                        -------            -------
   Net increase (decrease) in net assets resulting from operations                      496,988            898,854
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                   1,935,468           1,941,412
     Administration charges                                                              (3,518)            (3,180)
     Contingent sales charges                                                          (11,055)            (12,501)
     Contract terminations                                                            (834,732)           (674,530)
     Death benefit payments                                                            (22,442)           (168,998)
     Flexible withdrawal option payments                                              (139,277)           (109,315)
     Transfer payments to other contracts                                           (1,840,171)          (2,052,427)
     Annuity payments                                                                         -                   -
                                                                                              -                   -
   Increase (decrease) in net assets from principal transactions                      (915,727)          (1,079,539)
                                                                                      ---------          -----------
   Total increase (decrease)                                                          (418,739)           (180,685)
   Net assets at beginning of period                                                14,275,760           14,456,445
                                                                                    ----------           ----------
   Net assets at end of period                                                     $ 13,857,021       $  14,275,760

   (1) Commenced operations January 4, 2005.
   (2) Represented the operations of AIM V.I. Small
       Company Growth Series I Division until November 21, 2006 name change.
   See accompanying notes.

               AIM V.I.                              AIM V.I.
               Small Cap                             Small Cap                             AIM V.I.
                Equity                                Growth                              Technology
                 Series I                             Series I                             Series I
               Division                             Division                               Division
               (1)                                  (2)
               ---                                  ---
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006              2005                2006             2005                2006               2005
         ----              ----                ----             ----                ----               ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
       $ (5,207) $                (898) $        (61,142) $        (52,543) $          (91,380) $         (87,616)
            30,103                93             182,363            88,370             188,539             96,061
            16,481             6,410             376,390           100,668             375,772                (47)
            ------             -----             -------           -------             -------                ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            41,377             5,605             497,611           136,495             472,931              8,398
           598,904           155,320           1,047,203           827,753           1,511,964          1,538,179
               (30)                -                 (737)           (554)                (712)              (623)
               (239)             (34)             (2,616)           (2,696)             (6,352)            (9,089)
             (5,463)          (1,012)           (197,517)        (198,444)            (479,588)          (417,850)
                 -                 -                 (840)          (8,307)             (1,831)           (12,726)
               (159)               -             (23,525)          (14,678)            (85,125)           (93,415)
          (19,431)              (13)            (832,331)        (698,764)          (1,508,546)        (1,505,905)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           573,582           154,261             (10,363)          (95,690)           (570,190)          (501,429)
           -------           -------             --------          --------           ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           614,959           159,866             487,248            40,805             (97,259)          (493,031)
           159,866                 -           3,943,379        3,902,574            6,245,192          6,738,223
           -------                 -           ---------        ---------            ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
       $ 774,825 $              159,866 $      4,430,627 $      3,943,379 $           6,147,933 $       6,245,192
       -----------              ---------      -----------      -----------           -----------       ---------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           Alliance
                                                                                     Bernstein VP Series
                                                                                           Small Cap
                                                                                           Growth
                                                                                           Class A
                                                                                        Division (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                    $ (8,842)        $   (1,594)
     Total realized gains (losses) on investments                                         929              8,917
     Change in net unrealized appreciation or depreciation of investments              55,846             16,290
                                                                                       ------             ------
   Net increase (decrease) in net assets resulting from operations                     47,933             23,613
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                   750,260            381,090
     Administration charges                                                                (25)                -
     Contingent sales charges                                                           (286)                  -
     Contract terminations                                                            (6,534)                  -
     Death benefit payments                                                           (2,264)                  -
     Flexible withdrawal option payments                                              (1,468)                  -
     Transfer payments to other contracts                                            (64,650)          (133,633)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                      675,033            247,457
                                                                                      -------            -------
   Total increase (decrease)                                                          722,966            271,070
   Net assets at beginning of period                                                  271,070                  -
                                                                                      -------                  -
   Net assets at end of period                                                      $ 994,036         $  271,070
                                                                              -----------                -------

   (1) Commenced operations January 4, 2005. See accompanying notes.

               American                             American
              Century VP                           Century VP                              American
               Income &                             Inflation                             Century VP
                Growth                              Protection                              Ultra
                Class I                             Class II                                Class I
                Division                           Division (1)                             Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006               2005              2006              2005                2006                2005
         ----               ----              ----              ----                ----                ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
       $ 168,097 $            206,125 $          639,544 $         235,250 $          (140,978) $        (150,361)
            823,225           519,344            (8,042)             (834)             163,057            155,591
         4,264,066            401,647           (488,574)        (207,7121           (499,141)             79,821
         ---------            -------           ---------        ---------           ---------             ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         5,255,388          1,127,116            142,928            26,704           (477,062)             85,051
         4,209,364          6,188,005        37,947,828         19,722,757           1,209,485          1,866,477
            (4,492)           (4,995)           (132,824)         (11,481)              (1,489)            (1,275)
            (23,586)          (35,148)           (22,616)            (697)              (7,775)            (9,065)
         (2,396,157)        (2,587,800)         (517,029)         (20,840)           (587,082)           (489,596)
          (215,894)         (131,054)            (20,676)         (35,080)            (15,892)            (17,559)
          (517,452)         (471,975)           (370,537)         (46,556)           (111,017)           (100,565)
         (3,234,795)        (2,675,022)       (6,579,874)       (1,420,642)         (1,175,202)         (1,413,386)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         (2,183,012)          282,011         30,304,272        18,187,461           (688,972)           (164,969)
         -----------          -------         ----------        ----------           ---------           ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         3,072,376          1,409,127         30,447,200        18,214,165          (1,166,034)           (79,918)
         35,268,524         33,859,397        18,214,165                 -          10,612,172          10,692,090
         ----------         ----------        ----------                 -          ----------          ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      $ 38,340,900 $        35,268,524 $      48,661,365 $      18,214,165 $          9,446,138 $       10,612,172
      --------------        ------------      ------------      ------------          -----------       ----------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                          American
                                                                                         Century VP
                                                                                            Ultra
                                                                                            Class II
                                                                                          Division
                                                                                          (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                  $ (392,773)      $    (72,331)
     Total realized gains (losses) on investments                                      (7,464)             2,157
     Change in net unrealized appreciation or depreciation of investments            (279,227)           497,973
                                                                                     ---------           -------
   Net increase (decrease) in net assets resulting from operations                   (679,464)           427,799
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                34,022,878         16,409,114
     Administration charges                                                          (123,722)           (10,890)
     Contingent sales charges                                                         (17,642)             (219)
     Contract terminations                                                           (403,333)            (6,540)
     Death benefit payments                                                            (7,302)            (6,524)
     Flexible withdrawal option payments                                             (317,125)           (44,519)
     Transfer payments to other contracts                                           (6,767,373)       (1,232,556)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                   26,386,381         15,107,866
                                                                                   ----------         ----------
   Total increase (decrease)                                                       25,706,917         15,535,665
   Net assets at beginning of period                                               15,535,665                  -
                                                                                   ----------                  -
   Net assets at end of period                                                   $ 41,242,582       $ 15,535,665
                                                                              --------------          ----------

   (1) Commenced operations January 4, 2005.
See accompanying notes.

               American                              American
              Century VP                            Century VP
                 Value                                Vista                                  Asset
                 Class II                             Class I                              Allocation
                 Division                           Division                                Division
                                                    (1)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006               2005               2006             2005                2006                2005
         ----               ----               ----             ----                ----                ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      $ (122,109) $          (293,234) $          (7,674) $        (1,827) $           (472,054) $        271,485
         3,903,691          3,448,329               1,209           9,157            2,644,465            390,088
         3,397,417          (1,759,872)           37,166           13,517            6,670,543          2,826,388
         ---------          -----------           ------           ------            ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         7,178,999          1,395,223             30,701           20,847            8,842,954          3,487,961
         9,032,918          14,104,314           500,357          427,004           10,651,493          11,129,277
            (8,861)           (6,094)                 (9)               -              (32,578)           (26,759)
           (33,303)          (28,682)               (524)               -             (126,352)           (122,751)
         (2,514,552)        (1,539,280)          (11,987)               -           (9,622,485)         (9,250,097)
          (157,182)         (149,960)                  -                -             (322,443)           (497,406)
          (415,415)         (292,018)             (1,840)               -           (1,757,125)         (1,777,991)
         (4,239,478)        (3,330,949)         (136,073)        (134,590)          (7,657,393)         (6,201,456)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         1,664,127          8,757,331            349,924          292,414           (8,866,883)         (6,747,183)
         ---------          ---------            -------          -------           -----------         -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         8,843,126          10,152,554           380,625          313,261              (23,929)         (3,259,222)
         41,721,937         31,569,383           313,261                -           84,245,177          87,504,399
         ----------         ----------           -------                -           ----------          ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      $ 50,565,063 $        41J21 937 $          693,886 $         313,261 $          84,221,248 $      84,245,177
      --------------        -----------          ---------         ---------          ------------      ----------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           Balanced
                                                                                           Division
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                $ 1,124,850 $         1,372,487
     Total realized gains (losses) on investments                                     809,832          (201,841)
     Change in net unrealized appreciation or depreciation of investments           6,941,213         4,102,459
                                                                                    ---------         ---------
   Net increase (decrease) in net assets resulting from operations                  8,875,895         5,273,105
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 8,056,522         9,726,564
     Administration charges                                                           (33,736)          (45,131)
     Contingent sales charges                                                        (152,196)         (137,291)
     Contract terminations                                                        (14,018,307)      (18,037,134)
     Death benefit payments                                                          (785,944)         (838,994)
     Flexible withdrawal option payments                                            (1,970,221)       (2,212,371)
     Transfer payments to other contracts                                           (6,153,158)       (4,730,178)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                  (15,057,040)      (16,274,535)
                                                                                  ------------      ------------
   Total increase (decrease)                                                        (6,181,145)     (11,001,430)
   Net assets at beginning of period                                                98,501,482       109,502,912
                                                                                    ----------       -----------
   Net assets at end of period                                                  $ 92,320,337 $        98,501,482
                                                                                --------------        ----------
   See accompanying notes.

                                                     Capital
                                                                                                Diversified
                  Bond                                Value
                                                                                               International
                Division                                                                         Division
                                                    Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006              2005               2006              2005                 2006              2005
         ----              ----               ----              ----                 ----              ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         $ 7,369,517 $     8,003,599        $ 680,793 $         (2,459,869) $          (353,327) $      (548,474)
          (232,926)          272,134          19,959,483        3,293,587            14,573,470         2,783,395
         2,580,027        (5,313,482)         13,835,149        9,895,511            45,587,524        39,090,117
         ---------        -----------         ----------        ---------            ----------        ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         9,716,618         2,962,251          34,475,425        10,729,229           59,807,667        41,325,038
         94,706,932        80,647,948         24,644,269        22,371,876           60,826,753        45,089,775
          (227,906)          (91,568)           (85,479)          (80,024)             (109,174)          (81,611)
          (311,922)         (302,013)          (281,880)         (256,948)             (272,126)        (207,692)
       (25,211,017)      (26,804,906)       (27,460,698)      (33,656,312)        (24,718,759)       (21,403,532)
         (1,095,212)      (1,547,143)          (758,218)        (1,190,772)            (810,450)        (864,314)
         (6,089,439)      (5,680,552)         (3,000,399)       (2,974,530)          (2,417,251)       (1,876,646)
       (32,179,147)      (21,188,674)       (12,343,306)      (10,800,882)        (29,752,655)       (17,805,731)
                  -                -            (29,273)          (28,499)                   -                  -
                  -                -            --------          --------                   -                  -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         29,592,289        25,033,092       (19,314,984)      (26,616,091)           2,746,338          2,850,249
         ----------        ----------       ------------      ------------           ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         39,308,907        27,995,343         15,160,441      (15,886,862)           62,554,005        44,175,287
        280,484,495      252,489,152        198,489,944       214,376,806          228,177,303        184,002,016
        -----------      -----------        -----------       -----------          -----------        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
       $ 319,793,402 $   280,484,495      $ 213,650,385 $     198,489,944 $         290,731,308 $    228,177 ,303
       ---------------   -----------      ---------------     -------------         -------------    ------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                          Dreyfus IP
                                                                                           Founders
                                                                                          Discovery
                                                                                         Initial Shares
                                                                                           Division
                                                                                    2006               2005
                                                                                    ----               ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                  $ (243,259)      $   (209,131)
     Total realized gains (losses) on investments                                     186,316             67,047
     Change in net unrealized appreciation or depreciation of investments             780,163             29,224
                                                                                      -------             ------
   Net increase (decrease) in net assets resulting from operations                    723,220          (112,860)
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 3,774,853          4,291,439
     Administration charges                                                            (2,959)           (1,802)
     Contingent sales charges                                                         (10,985)           (9,232)
     Contract terminations                                                           (829,410)         (450,825)
     Death benefit payments                                                           (60,329)          (61,296)
     Flexible withdrawal option payments                                             (102,797)          (80,600)
     Transfer payments to other contracts                                           (1,723,172)        (1,078,447)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                    1,045,201          2,609,237
                                                                                    ---------          ---------
   Total increase (decrease)                                                        1,768,421          2,496,377
   Net assets at beginning of period                                               15,815,474          13,319,097
                                                                                   ----------          ----------
   Net assets at end of period                                                   $ 17,583,895      $   15,815,474
                                                                              --------------           ----------
   (1) Commenced operations January 4, 2005. See accompanying notes.

               Dreyfus IP
               Technology                             Equity                                 Equity
             Service Shares                           Growth                                 Income
               Division (1)                                                                  Division
                                                     Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006                 2005            2006              2005                 2006              2005
         ---------                            ----              ----                 ----              ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           $ (4,573)      $     (570)      $ (2,389,555)      $ (2,529,058)       $     587,388     $    (738,442)
             (2,435)             181           (806,811)        (2,880,009)             826,373           (10,370)
             13,971            5,525          11,159,020        16,472,887           19,701,800         4,969,431
             ------            -----          ----------        ----------           ----------         ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
             6,963             5,136          7,962,654         11,063,820           21,115,561         4,220,619
           333,208           166,332          16,402,557        16,841,624           83,438,344        50,183,704
               (30)                -            (58,784)          (70,129)           (281,701)            (32,928)
               (215)               -           (291,847)         (252,379)             (97,952)           (44,272)
             (4,904)               -        (21,927,878)      (21,069,830)           (5,545,007)       (2,936,671)
                 -                 -           (629,787)         (762,328)           (294,040)           (310,642)
                 -                 -          (2,048,902)       (2,201,679)          (1,754,716)         (975,769)
           (42,742)          (12,026)       (14,876,321)      (15,648,411)        (24,194,286)         (7,403,409)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           285,317           154,306        (23,430,962)      (23,163,132)           51,270,642        38,480,013
           -------           -------        ------------      ------------           ----------        ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           292,280           159,442        (15,468,308)      (12,099,312)           72,386,203        42,700,632
           159,442                 -        195,218,225       207,317,537            83,133,071        40,432,439
           -------                 -        -----------       -----------            ----------        ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 451,722 $              159,442          $ 179,749,917   $195,218,225       $     155,519,274   $ 83,133,071
    -----------              -------          ----------------------------          -------------      ----------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                             Equity
                                                                                             Value
                                                                                          Division
                                                                                          (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                     $ 8,967       $      6,546
     Total realized gains (losses) on investments                                      46,022             34,821
     Change in net unrealized appreciation or depreciation of investments             411,946           (15,158)
                                                                                      -------           --------
   Net increase (decrease) in net assets resulting from operations                    466,935             26,209
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 2,659,094          1,545,224
     Administration charges                                                           (8,122)              (573)
     Contingent sales charges                                                             (467)            (108)
     Contract terminations                                                           (10,680)            (3,225)
     Death benefit payments                                                                  -                 -
     Flexible withdrawal option payments                                             (17,393)            (1,679)
     Transfer payments to other contracts                                           (672,960)           (54,848)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                    1,949,472          1,484,791
                                                                                    ---------          ---------
   Total increase (decrease)                                                        2,416,407          1,511,000
   Net assets at beginning of period                                                1,511,000                  -
                                                                                    ---------                  -
   Net assets at end of period                                                $ 3,927,407 $            1,511,000
                                                                              -------------            ---------
   (1) Commenced operations January 4, 2005. See accompanying notes.

              Fidelity VIP                         Fidelity VIP                           Fidelity VIP
             Equity-Income                           Growth                                 Growth
                 Service                              Service                               Service
                 Class 2                              Class                                  Class 2
                Division                             Division                             Division (1)
                --------                             --------                             ------------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         2006              2005               2006              2005                2006               2005
         ----              ----               ----              ----                ----               ----
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      $ 1,032,534 $           (70,588) $        (384,965) $       (370,688) $          (38,660) $         (5,931)
         8,831,661          1,957,131         (1,687,364)       (2,091,900)              3,267                297
         1,495,173            543,923         3,854,234         3,944,207              186,391             45,884
         ---------            -------         ---------         ---------              -------             ------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         11,359,368        2,430,466          1,781,905         1,481,619              150,998             40,250
         15,284,014        16,009,135         3,066,061         3,849,771           3,075,629           1,286,274
           (13,052)           (7,822)            (9,332)           (8,311)                (315)              (15)
           (47,741)           (52,470)          (49,910)          (45,929)              (3,691)             (143)
         (3,464,029)       (2,575,966)        (3,768,487)       (3,342,498)            (84,384)           (4,283)
          (211,352)          (159,120)          (89,237)          (73,823)                  -                   -
          (656,130)          (487,764)         (394,785)          (455,142)             (3,699)             (150)
         (4,984,308)       (3,865,193)        (4,985,354)       (4,539,911)            (78,955)           (12,855)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         5,907,402         8,860,800          (6,231,044)       (4,615,843)         2,904,585           1,268,828
         ---------         ---------          -----------       -----------         ---------           ---------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         17,266,770        11,291,266         (4,449,139)       (3,134,224)         3,055,583           1,309,078
         59,907,554        48,616,288         38,238,295        41,372,519          1,309,078                   -
         ----------        ----------         ----------        ----------          ---------                   -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     $ 77,174,324 $        59,907,554 $        33,789,156 $     38,238,295 $         4,364,661 $        1,309,078
     --------------        ------------        ------------     ------------         -----------        ---------
-----------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                         Fidelity VIP
                                                                                           Overseas
                                                                                            Service
                                                                                            Class 2
                                                                                          Division
                                                                                          (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                             $ (218,957) $             (53,381)
     Total realized gains (losses) on investments                                      185,499            3,267
     Change in net unrealized appreciation or depreciation of investments           3,744,132         1,371,933
                                                                                    ---------         ---------
   Net increase (decrease) in net assets resulting from operations                  3,710,674         1,321,819
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                24,282,769         11,768,680
     Administration charges                                                            (65,330)          (5,646)
     Contingent sales charges                                                          (18,630)          (1,119)
     Contract terminations                                                           (425,913)          (33,477)
     Death benefit payments                                                            (14,761)          (8,799)
     Flexible withdrawal option payments                                             (198,989)          (23,776)
     Transfer payments to other contracts                                           (4,366,018)        (921,316)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                   19,193,128         10,774,547
                                                                                   ----------         ----------
   Total increase (decrease)                                                       22,903,802         12,096,366
   Net assets at beginning of period                                               12,096,366                  -
                                                                                   ----------                  -
   Net assets at end of period                                                $ 35,000,168 $          12,096,366
                                                                              --------------          ----------
   (1) Commenced operations January 4, 2005.
See accompanying notes.

             Fidelity VIP  II                     Fidelity VIP II                       Fidelity VIP III
               Contrafund                          Contrafund                               Mid Cap
               Service                              Service                                 Service
                 Class                                Class 2                                Class 2
                Division                           Division (1)                           Division (1)
                --------                           ------------                           ------------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         2006              2005               2006              2005                2006               2005
         ----              ----               ----              ----                ----               ----
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         $ (299,091) $     (1,098,190) $         (28,419) $        (30,094) $          (35,069) $         (4,460)
         11,449,200           549,941          1,713,731            4,878              151,565                354
          (364,828)        14,314,763          (230,403)          451,629              107,362             63,420
          ---------        ----------          ---------          -------              -------             ------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         10,785,281        13,766,514         1,454,909           426,413              223,858             59,314
         23,146,783        25,822,964         17,924,390        6,783,954            3,515,016            955,913
           (34,780)           (33,552)          (24,218)           (1,861)                (352)              (59)
          (119,157)           (87,565)          (12,484)           (1,291)              (2,324)             (110)
         (8,997,003)       (6,000,560)         (285,408)          (38,609)             (53,129)           (3,289)
          (323,928)          (261,864)          (45,026)          (10,839)                   -            (4,562)
         (1,513,689)       (1,150,600)         (129,874)          (13,687)             (11,289)             (929)
       (10,927,456)        (8,564,511)        (2,503,370)        (241,970)            (275,288)           (9,716)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         1,230,770         9,724,312          14,924,010        6,475,697            3,172,634            937,248
         ---------         ---------          ----------        ---------            ---------            -------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         12,016,051        23,490,826         16,378,919        6,902,110            3,396,492            996,562
        106,461,676        82,970,850         6,902,110                 -              996,562                  -
        -----------        ----------         ---------                 -              -------                  -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
       $ 118,477,727 $     106,461,676 $       23,281,029 $     6,902,110 $           4,393,054 $         996,562
       ---------------     -------------       ------------     -----------           -----------         -------
-----------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                         Goldman  Sachs
                                                                                         VIT Mid  Cap
                                                                                        Value
                                                                                        Fund
                                                                                        Service Class I
                                                                                        Division  (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss) $                                                      4,604 $             313
     Total realized gains (losses) on investments                                   1,217,970           252,331
     Change in net unrealized appreciation or depreciation of investments            (136,992)         (154,098)
                                                                                     ---------         ---------
   Net increase (decrease) in net assets resulting from operations                  1,085,582             98,546
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 8,936,015         3,230,699
     Administration charges                                                             (334)               (12)
     Contingent sales charges                                                           (5,821)            (249)
     Contract terminations                                                           (133,085)           (7,458)
     Death benefit payments                                                                  -                 -
     Flexible withdrawal option payments                                             (20,246)              (537)
     Transfer payments to other contracts                                            (512,372)          (49,402)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                    8,264,157         3,173,041
                                                                                    ---------         ---------
   Total increase (decrease)                                                        9,349,739         3,271,587
   Net assets at beginning of period                                                3,271,587                  -
                                                                                    ---------                  -
   Net assets at end of period $                                                   12,621,326 $       3,271,587
                               -                                                   ------------       ----------
   (1) Commenced operations January 4, 2005.
   (2) Represented the operations of Goldman Sachs CORE Small Cap Equity Fund
      Service Class I Division until May 1, 2006 name change.
   See accompanying notes.

             Goldman Sachs                         Government
               Structured                             & High
            Small Cap Equity                          Quality
             Service Class I                          Bond                                  Growth
               Division                               Division                             Division
               (2)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
          2006             2005               2006              2005                2006                2005
          ----             ----               ----              ----                ----                ----
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
          $ (12,118)      $    (2,328)       $ 7,738,546     $   9,113,411       $    (928,296)      $    (484,271)
            278,790            80,927         (1,063,572)       (153,789)           (2,538,476)         (7,021,906)
             (7,396)         (66,473)            814,645        (7,154,995)         11,298,287          18,191,234
             -------         --------            -------        -----------         ----------          ----------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
            259,276            12,126         7,489,619         1,804,627            7,831,515          10,685,057
          2,846,089        1,147,516         51,237,859         57,099,620          10,786,200          7,997,375
               (312)              (3)           (120,919)        (86,623)              (27,067)          (39,207)
             (1,765)             (72)           (336,842)       (364,422)             (148,948)          (150,202)
            (40,340)           (2,166)      (27,409,954)      (30,056,065)         (15,103,459)      (24,059,436)
                  -                -          (1,159,067)       (1,882,619)           (311,498)          (596,270)
             (8,448)               -          (7,246,983)       (7,728,677)         (1,489,018)         (1,576,888)
           (199,644)         (11,625)       (32,654,568)      (38,498,416)          (6,652,910)         (6,054,382)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
          2,595,580        1,133,650        (17,690,474)      (21,517,202)         (12,946,700)      (24,479,010)
          ---------        ---------        ------------      ------------         ------------      ------------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
          2,854,856        1,145,776        (10,200,855)      (19,712,575)          (5,115,185)      (13,793,953)
          1,145,776                -         286,799,157       306,511,732         101,200,494        114,994,447
          ---------                -         -----------       -----------         -----------        -----------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        $ 4,000,632       $1,145,776        $ 276,598,302    $ 286,799,157           96,085,309     $ 101,200,494
    -------------          ---------               -----------------                ------------      -----------
-----------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                         International
                                                                                          Emerging
                                                                                          Markets
                                                                                           Division
                                                                                    2006             2005
                                                                                    ----             ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                               $ (1,198,121) $         (32,720)
     Total realized gains (losses) on investments                                   4,210,020        10,158,649
     Change in net unrealized appreciation or depreciation of investments          22,245,938        3,497,252
                                                                                   ----------        ---------
   Net increase (decrease) in net assets resulting from operations                 25,257,837        13,623,181
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                41,174,588        27,318,469
     Administration charges                                                          (20,871)           (11,467)
     Contingent sales charges                                                        (67,950)           (40,411)
     Contract terminations                                                          (5,042,649)      (2,551,229)
     Death benefit payments                                                          (86,161)           (63,062)
     Flexible withdrawal option payments                                            (659,423)          (398,451)
     Transfer payments to other contracts                                        (18,902,123)        (7,424,355)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                    16,395,411       16,829,494
                                                                                    ----------       ----------
   Total increase (decrease)                                                        41,653,248       30,452,675
   Net assets at beginning of period                                                62,693,903       32,241,228
                                                                                    ----------       ----------
   Net assets at end of period                                                  $ 104,347,151 $      62,693,903
                                                                                ---------------      ----------
   See accompanying notes.

                                                 Janus Aspen
                                                     Mid Cap
                                                     Growth                                LargeCap
              International
                SmallCap                         Service  Shares                              Blend
                Division                             Division                               Division
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         2006              2005               2006              2005                 2006              2005
         ----              ----               ----              ----                 ----              ----
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    $ (982,250) $            (708,058) $       (274,939)   $     (252,158) $        (1,258,253) $      (1,468,164)
        21,821,096         2,846,657             682,671          222,986           4,833,448             546,753
         7,745,584         19,453,336          1,671,571        1,755,995            18,223,956        4,879,243
         ---------         ----------          ---------        ---------            ----------        ---------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        28,584,430         21,591,935          2,079,303        1,726,823            21,799,151        3,957,832
        27,541,124         26,030,408          3,209,439        1,786,952            66,986,175        51,631,602
           (41,260)          (33,312)            (7,103)           (6,410)           (159,044)             (26,781)
          (135,289)          (84,485)           (18,800)          (23,031)           (109,857)             (76,909)
       (10,067,558)        (5,948,626)       (1,419,499)        (1,078,285)          (6,546,398)       (3,916,684)
          (123,170)          (197,758)          (52,111)          (39,107)           (309,469)           (435,063)
          (821,517)          (646,486)         (136,726)         (105,081)           (1,739,815)       (1,120,809)
       (19,599,964)      (12,975,410)        (2,678,105)        (1,580,278)       (15,947,889)         (8,212,523)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         (3,247,634)       6,144,331         (1,102,905)        (1,045,240)          42,173,703        37,842,833
         -----------       ---------         -----------        -----------          ----------        ----------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         25,336,796        27,736,266            976,398          681,583            63,972,854        41,800,665
       102,213,781         74,477,515         18,346,189        17,664,606        128,133,591          86,332,926
       -----------         ----------         ----------        ----------        -----------          ----------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     $ 127,550,577 $      102,213,781 $       19,322,587   $    18,346,189 $        192,106,445 $    128,133,591
     ---------------      -------------       ----------   -    ------------        -------------    -----------
-----------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                          LargeCap
                                                                                            Growth
                                                                                            Equity
                                                                                          Division
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                $ (259,987)    $      (225,126)
     Total realized gains (losses) on investments                                      96,102             43,739
     Change in net unrealized appreciation or depreciation of investments             413,343            583,363
                                                                                      -------            -------
   Net increase (decrease) in net assets resulting from operations                    249,458            401,976
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 4,410,753         3,093,201
     Administration charges                                                           (3,400)            (3,229)
     Contingent sales charges                                                        (17,272)           (20,926)
     Contract terminations                                                          (1,745,073)       (1,169,893)
     Death benefit payments                                                          (48,983)           (35,771)
     Flexible withdrawal option payments                                            (283,765)          (238,139)
     Transfer payments to other contracts                                           (1,985,359)       (1,459,657)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                      326,901            165,586
                                                                                      -------            -------
   Total increase (decrease)                                                          576,359            567,562
   Net assets at beginning of period                                                18,820,144        18,252,582
                                                                                    ----------        ----------
   Net assets at end of period                                                  $ 19,396,503 $        18,820,144
                                                                                --------------        ----------
   See accompanying notes.

               LargeCap
                  Stock                              LargeCap
                  Index                                Value                                MidCap
                Division                              Division                              Division
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006               2005               2006             2005                 2006               2005
         ----               ----               ----             ----                 ----               ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
           $ 3,436       $(1,684,395)    $ (628,462)        $    (1,255,711)      $   (947,196)       $ (3,873,409)
         2,482,860         1,070,226           3,458,906          810,694            48,251,127         11,717,740
         16,248,616        4,661,687         22,939,744         4,306,244            (5,429,630)        16,931,983
         ----------        ---------         ----------         ---------            -----------        ----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         18,734,912        4,047,518         25,770,188         3,861,227            41,874,301         24,776,314
         37,367,616       43,107,446         62,588,396        44,774,499            55,666,505         59,526,310
           (37,773)          (27,694)           (137,843)         (22,644)            (195,978)          (156,432)
          (128,463)         (122,170)           (102,324)         (66,907)            (420,156)          (376,440)
       (11,387,803)       (8,860,776)          (6,266,471)      (3,762,943)         (36,371,234)       (40,454,130)
          (325,744)         (367,700)           (309,860)        (345,183)           (1,065,007)        (1,388,604)
         (1,754,326)      (1,577,994)          (1,471,953)       (952,378)           (4,145,830)        (3,706,703)
       (24,506,917)      (28,699,968)       (16,166,449)        (8,523,366)         (27,505,687)       (21,546,277)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
          (773,410)         3,451,144        38,133,496         31,101,078          (14,037,387)        (8,102,276)
          ---------         ---------        ----------         ----------          ------------        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         17,961,502         7,498,662        63,903,684         34,962,305           27,836,914         16,674,038
        134,688,532      127,189,870         109,778,985        74,816,680          339,324,099        322,650,061
        -----------      -----------         -----------        ----------          -----------        -----------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 152,650,034 $      134,688,532     $ 173,682,669 $       109,778,985 $        367,161,013 $      339,324,099
    ---------------      -----------     ---------------       -------------        -------------      -----------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           MidCap
                                                                                            Growth
                                                                                           Division
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                $ (791,335)     $     (689,415)
     Total realized gains (losses) on investments                                   2,969,392            643,728
     Change in net unrealized appreciation or depreciation of investments           2,147,445         5,870,968
                                                                                    ---------         ---------
   Net increase (decrease) in net assets resulting from operations                  4,325,502         5,825,281
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                11,441,173         7,814,560
     Administration charges                                                           (12,092)          (11,195)
     Contingent sales charges                                                         (57,533)          (56,883)
     Contract terminations                                                          (4,744,992)       (3,592,508)
     Death benefit payments                                                           (75,590)         (148,571)
     Flexible withdrawal option payments                                             (555,400)         (521,690)
     Transfer payments to other contracts                                           (6,456,363)       (4,067,244)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                    (460,797)          (583,531)
                                                                                    ---------          ---------
   Total increase (decrease)                                                        3,864,705         5,241,750
   Net assets at beginning of period                                                53,922,768        48,681,018
                                                                                    ----------        ----------
   Net assets at end of period                                                  $ 57,787,473 $        53,922,768
                                                                                --------------        ----------
   See accompanying notes.

                                                                                           Neuberger
                                                                                        Berman AMT
                MidCap                                Money                                 Fasciano
                 Value                                Market                                S Class
                Division                              Division                              Division
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         2006              2005                2006             2005                2006                2005
         ----              ----                ----             ----                ----                ----
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    $ (1,197,221)      $  (1,073,726)       $ 2,827,054     $   1,101,944          $   (18,941)      $     (2,978)
         11,661,253        2,378,591                   -                -               42,885              2,037
         1,515,777         6,041,151                   -                -               15,744             16,103
         ---------         ---------                   -                -               ------             ------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         11,979,809        7,346,016           2,827,054        1,101,944               39,688             15,162
         37,333,121        37,541,464        143,904,826      162,414,404            1,427,520            629,670
           (76,671)          (20,480)           (43,345)         (41,581)                   (58)              (3)
           (87,955)          (67,390)          (284,219)        (268,805)               (1,806)              (81)
         (7,300,904)      (4,783,714)       (28,527,008)      (31,469,933)             (41,291)            (2,425)
          (247,049)         (263,051)          (456,823)        (1,049,488)                  -                  -
         (1,317,978)      (1,036,072)          (2,431,149)      (2,338,433)                (735)             (75)
       (15,808,585)      (10,399,192)       (102,645,410)      (135,791,981)            (55,634)            (1,898)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         12,493,979        20,971,565          9,516,872        (8,545,817)          1,327,996            625,188
         ----------        ----------          ---------        -----------          ---------            -------
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
         24,473,788        28,317,581        12,343,926         (7,443,873)          1,367,684            640,350
         94,904,674        66,587,093        82,162,453         89,606,326             640,350                  -
         ----------        ----------        ----------         ----------             -------                  -
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    $ 119,378,462 $        94,904,674    $ 94,506,379 $         82,162,453 $         2,008,034 $          640,350
    ---------------        ----------    --------------         ------------         -----------          -------


                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           Neuberger
                                                                                        Berman AMT
                                                                                      High Income Bond
                                                                                           S Class
                                                                                           Division
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                     $ 88,470       $    33,176
     Total realized gains (losses) on investments                                       (2,604)            3,148
     Change in net unrealized appreciation or depreciation of investments                  269          (30,258)
                                                                                           ---          --------
   Net increase (decrease) in net assets resulting from operations                      86,135             6,066
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 1,271,721          1,047,612
     Administration charges                                                                (60)                -
     Contingent sales charges                                                           (2,768)             (43)
     Contract terminations                                                            (63,286)           (1,273)
     Death benefit payments                                                             (4,239)                -
     Flexible withdrawal option payments                                              (13,099)           (3,486)
     Transfer payments to other contracts                                             (96,440)         (163,229)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                    1,091,829            879,581
                                                                                    ---------            -------
   Total increase (decrease)                                                        1,177,964            885,647
   Net assets at beginning of period                                                  885,647                  -
                                                                                      -------                  -
   Net assets at end of period                                                    $ 2,063,611      $     885,647
                                                                                  -------------         -------
   (1) Commenced operations January 4, 2005.

See accompanying notes.

                                                   Neuberger
               Neuberger                           Berman AMT                              Principal
             Berman AMT                               Socially                             LifeTime
                Partners                            Responsive                              Strategic
                 I Class                              I Class                               Income
                Division                              Division                            Division (1)
                --------                              --------                            ------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006                     2005            2006            2005              2006               2005
         ---------                             ---------                            ----               ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
          $ (10,560)      $       733      $     (19,301)       $  (3,474)        $   (110,017)      $    (27,801)
            399,453               335             23,193            2,103               39,245              1,775
            (48,810)          26,575             210,791            31,440             890,547            158,136
            --------          ------             -------            ------             -------            -------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            340,083           27,643             214,683            30,069             819,775            132,110
         3,657,842           870,052           1,962,558          765,889            8,273,419          5,413,476
               (108)              (5)              (4,686)           (341)             (24,298)            (2,350)
             (2,594)              (19)             (1,576)            (51)              (4,582)            (1,179)
            (59,305)            (573)            (36,029)           (1,522)           (104,747)           (35,256)
             (7,257)              (38)           (16,015)           (2,218)           (232,741)           (60,799)
           (141,255)         (12,723)           (372,993)         (18,661)          (1,681,371)               (72)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         3,447,323           856,694           1,531,259          743,096            6,225,680          5,313,820
         ---------           -------           ---------          -------            ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         3,787,406           884,337           1,745,942          773,165            7,045,455          5,445,930
            884,337                -             773,165                -            5,445,930                  -
            -------                -             -------                -            ---------                  -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
    $ 4,671,743 $             884,337 $        2,519,107 $         773,165 $        12,491,385 $        5,445 930
    -------------             ---------        -----------         ---------        ------------        ---------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
            For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           Principal
                                                                                           LifeTime
                                                                                             2010
                                                                                          Division
                                                                                          (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                   $ (260,015) $        (57,359)
     Total realized gains (losses) on investments                                      152,900             1,876
     Change in net unrealized appreciation or depreciation of investments           2,249,381            335,949
                                                                                    ---------            -------
   Net increase (decrease) in net assets resulting from operations                  2,142,266            280,466
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                18,536,685         12,646,396
     Administration charges                                                            (81,503)          (8,296)
     Contingent sales charges                                                          (12,977)            (863)
     Contract terminations                                                           (296,674)           (25,813)
     Death benefit payments                                                            (46,991)          (15,817)
     Flexible withdrawal option payments                                             (237,141)           (58,655)
     Transfer payments to other contracts                                           (6,617,950)          (37,067)
     Annuity payments                                                                        -                 -
                                                                                             -                 -
   Increase (decrease) in net assets from principal transactions                   11,243,449         12,499,885
                                                                                   ----------         ----------
   Total increase (decrease)                                                       13,385,715         12,780,351
   Net assets at beginning of period                                               12,780,351                  -
                                                                                   ----------                  -
   Net assets at end of period                                                     $ 26,166,066 $     12,780,351
                                                                                   --------------     ----------
   (1) Commenced operations January 4, 2005. See accompanying notes.

                Principal                            Principal                             Principal
                LifeTime                             LifeTime                              LifeTime
                  2020                                 2030                                  2040
               Division                            Division (1)                           Division (1)
               ---------                           ------------                           ------------
               (1)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         2006              2005               2006              2005                2006               2005
         ----              ----               ----              ----                ----               ----
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      $ (792,450) $          (118,424) $       (100,284) $         (13,655) $          (42,160) $         (6,059)
            22,096             5,507             86,023             3,386               12,112              1,090
         8,696,024           848,565          1,078,553            94,940              454,131             56,275
         ---------           -------          ---------            ------              -------             ------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         7,925,670           735,648          1,064,292            84,671              424,083             51,306
        71,870,521        26,175,123          9,214,113         3,233,221            3,572,102          1,444,809
          (209,732)          (17,487)            (1,182)              (24)                (691)              (24)
           (37,064)             (339)           (18,824)              (36)              (5,788)                 -
          (847,347)          (10,134)          (430,338)           (1,089)            (132,319)                 -
          (159,754)                -                   -                -                    -                  -
          (450,397)         (86,889)            (21,307)           (6,081)              (2,536)                 -
         (8,336,536)         (606,628)        (1,065,887)         (69,942)           (112,692)            (46,897)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         61,829,691       25,453,646          7,676,575         3,156,049            3,318,076          1,397,888
         ----------       ----------          ---------         ---------            ---------          ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
         69,755,361       26,189,294          8,740,867         3,240,720            3,742,159          1,449,194
         26,189,294                -          3,240,720                 -            1,449,194                  -
         ----------                -          ---------                 -            ---------                  -
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      $ 95,944,655 $       26,189,294 $       11,981,587 $      3,240,720 $           5,191,353 $       1,449,194
      --------------       ------------       ------------      -----------           -----------       ---------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                           Principal
                                                                                           LifeTime
                                                                                            2050
                                                                                          Division
                                                                                          (1)
                                                                                    2006              2005
                                                                                    ----              ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                   $ (25,320) $          (2,406)
     Total realized gains (losses) on investments                                       9,972                 48
     Change in net unrealized appreciation or depreciation of investments             251,174             19,245
                                                                                      -------             ------
   Net increase (decrease) in net assets resulting from operations                    235,826             16,887
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                 2,714,081            756,727
     Administration charges                                                               (210)                -
     Contingent sales charges                                                         (2,724)                  -
     Contract terminations                                                           (62,267)                  -
     Death benefit payments                                                                 -                  -
     Flexible withdrawal option payments                                                  (151)                -
     Transfer payments to other contracts                                           (172,996)                  1
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                    2,475,733            756,728
                                                                                    ---------            -------
   Total increase (decrease)                                                        2,711,559            773,615
   Net assets at beginning of period                                                  773,615                  -
                                                                                      -------                  -
   Net assets at end of period                                                     $ 3,485,174 $         773,615
                                                                                   -------------         -------
   (1) Commenced operations January 4, 2005. See accompanying notes.

                             Real Estate Short-Term
                                 Securities Bond
                                  Division                               Division
                                  --------                               --------
                          2006               2005                 2006             2005
                          ----               ----                 ----             ----
                     $ 309,423 $             (1,690,858)           $ 862,353 $        122,773
                          13,115,883          4,534,634              12,952           (14,016)
                          32,582,342         13,908,697           2,210,032           206,477
                          ----------         ----------           ---------           -------
                          46,007,648         16,752,473           3,085,337           315,234
                          40,235,845         36,441,344         65,026,561         49,237,781
                             (46,137)           (36,333)          (190,796)           (26,133)
                            (145,722)          (137,763)           (70,643)           (86,189)
                         (11,311,914)        (8,051,131)          (4,444,438)      (5,277,925)
                            (566,980)          (232,728)          (237,166)          (240,359)
                          (1,726,837)        (1,490,965)          (2,685,156)      (1,968,926)
                         (24,593,554)       (25,263,440)       (24,418,649)       (14,939,228)
                          1,844,701           1,228,984         32,979,713         26,699,021
                          ---------           ---------         ----------         ----------
                          47,852,349         17,981,457         36,065,050         27,014,255
                         133,792,721        115,811,264         81,529,141         54,514,886
                         -----------        -----------         ----------         ----------
                     $ 181,645,070 $        133,792,721        $ 117,594,191 $     81,529,141
                     ---------------        -----------        ---------------     ----------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                            SmallCap
                                                                                             Division
                                                                                     2006                2005
                                                                                     ----                ----
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                    $ (847,987)       $  (902,834)
     Total realized gains (losses) on investments                                     6,373,384            944,344
     Change in net unrealized appreciation or depreciation of investments             1,961,967          3,803,135
                                                                                      ---------          ---------
   Net increase (decrease) in net assets resulting from operations                    7,487,364          3,844,645
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                   8,399,835          12,663,736
     Administration charges                                                            (12,807)             (14,199)
     Contingent sales charges                                                          (65,437)             (63,516)
     Contract terminations                                                           (5,714,276)         (4,655,966)
     Death benefit payments                                                           (229,622)           (133,597)
     Flexible withdrawal option payments                                              (894,769)           (882,813)
     Transfer payments to other contracts                                            (8,073,020)         (6,733,904)
     Annuity payments                                                                         -                  -
                                                                                              -                  -
   Increase (decrease) in net assets from principal transactions                     (6,590,096)           179,741
                                                                                     -----------           -------
   Total increase (decrease)                                                            897,268          4,024,386
   Net assets at beginning of period                                                 70,854,493          66,830,107
                                                                                     ----------          ----------
   Net assets at end of period                                                     $ 71,751,761       $  70,854,493
                                                                              --------------             ----------
   See accompanying notes.

                                SmallCap SmallCap
                                  Growth Value
                                  Division                               Division
                                  --------                               --------
                          2006                2005                2006             2005
                          ----                ----                ----             ----
                     $ (666,713) $             (601,543)    $ (1,232,059) $        (1,142,554)
                          (1,332,510)         (2,102,024)       12,871,584         2,553,049
                          5,430,781           4,985,626           5,413,590        2,740,416
                          ---------           ---------           ---------        ---------
                          3,431,558           2,282,059         17,053,115         4,150,911
                          10,721,896          7,548,846         37,625,778         31,112,444
                              (8,292)            (7,140)           (80,677)           (22,644)
                             (65,066)           (51,282)          (113,728)           (80,735)
                          (5,175,480)         (3,729,551)         (8,276,465)      (5,107,789)
                             (71,981)          (112,852)          (263,733)          (324,717)
                            (397,314)          (394,403)          (1,039,781)        (855,206)
                          (6,357,486)         (5,384,370)      (14,222,812)       (11,791,879)
                          (1,353,723)         (2,130,752)       13,628,582         12,929,474
                          -----------         -----------       ----------         ----------
                          2,077,835             151,307         30,681,697         17,080,385
                          46,695,389          46,544,082        95,377,914         78,297,529
                          ----------          ----------        ----------         ----------
                     $ 48,773,224 $           46,695,389    $ 126,059,611 $        95,377,914
                     --------------           ----------    ---------------        ----------

                        Principal Life Insurance Company
                               Separate Account B
                Statements of Changes in Net Assets (continued)
         For the Year Ended December 31, 2006 and 2005, Except as Noted
                                                                                        T. Rowe Price
                                                                                          Blue Chip
                                                                                          Growth II
                                                                                           Division
                                                                                         2006              2005
   Increase (decrease) in net assets from Operations:
     Net investment income (loss)                                                    $ (9,904)         $  (2,321)
     Total realized gains (losses) on investments                                       6,716              2,769
     Change in net unrealized appreciation or depreciation of investments              76,937             23,847
                                                                                       ------             ------
   Net increase (decrease) in net assets resulting from operations                     73,749             24,295
   Changes from principal transactions:
     Purchase payments, less sales charges, per payment fees
       and applicable premium taxes                                                   417,431            682,192
     Administration charges                                                               (21)                 -
     Contingent sales charges                                                           (3,617)             (339)
     Contract terminations                                                            (82,700)          (10,143)
     Death benefit payments                                                             (2,219)                -
     Flexible withdrawal option payments                                                (3,650)            (141)
     Transfer payments to other contracts                                             (14,665)          (52,037)
     Annuity payments                                                                       -                  -
                                                                                            -                  -
   Increase (decrease) in net assets from principal transactions                      310,559            619,532
                                                                                      -------            -------
   Total increase (decrease)                                                          384,308            643,827
   Net assets at beginning of period                                                  643,827                  -
                                                                                      -------                  -
   Net assets at end of period                                                    $ 1,028,135         $  643,827
                                                                              -------------              -------
   See accompanying notes.

                                                                          Templeton
                                T.  Rowe
                                   Price                                      Growth
                                   Health                                     Securities
                                   Science                                  Class 2
                                  H Division                               Division
                                  ----------                               --------
                           2006                 2005                2006              2005
                           ----                 ----                ----              ----
                     $ (19,706) $                   (2,119) $          11,349 $            4,826
                                8,932               1,933             174,717             39,915
                               129,496              40,301            303,044            118,794
                               -------              ------            -------            -------
                               118,722              40,115            489,110            163,535
                             1,908,562            540,074             799,000            616,293
                                (2,173)              (151)                  -                  -
                                  (748)              (114)             (1,546)              (781)
                              (17,106)              (3,402)          (359,768)         (205,972)
                                     -                  -              (5,116)           (5,327)
                                (6,446)              (459)            (26,698)          (23,539)
                             (354,679)           (25,435)            (153,658)         (108,350)
                             1,527,410            510,513             252,214            272,324
                             ---------            -------             -------            -------
                             1,646,132            550,628             741,324            435,859
                               550,628                  -           2,287,401          1,851,542
                               -------                  -           ---------          ---------
                     $ 2,196,760 $                 550,628 $        3,028,725 $       2,287,401
                     -------------                 ---------        -----------       ---------

                        Principal Life Insurance Company
                               Separate Account B

                          Notes to Financial Statements




1. Investment and Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal
Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2006, contractholder investment options include the following open-end management investment companies:

     Principal Variable Contracts Fund, Inc. (1)
        Asset Allocation Account
        Balanced Account
        Bond Account
        Capital Value Account
        Diversified International Account
        Equity Growth Account
        Equity Income Account
        Equity Value Account (4) Government & High Quality Bond Account Growth Account International Emerging Markets Account International SmallCap Account LargeCap Blend Account (2) LargeCap Growth Equity Account LargeCap Stock Index Account LargeCap Value Account (2) MidCap Account MidCap Growth Account MidCap Value Account Money Market Account Principal LifeTime Strategic Income Account (4) Principal LifeTime 2010 Account (4) Principal LifeTime 2020 Account (4) Principal LifeTime 2030 Account (4) Principal LifeTime 2040 Account (4) Principal LifeTime 2050 Account(4) Real Estate Securities Account Short-Term Bond Account (3) SmallCap Account SmallCap Growth Account SmallCap Value Account

     AIM V.I. Basic Value Fund - Series I (4)
     AIM V.I. Capital Appreciation Fund Series I (5)
     AIM V.I. Core Equity Fund - Series I
     AIM V.I. Dynamics Fund - Series I
     AIM V.I. Global Health Care Fund - Series I
     AIM V.I. Small Cap Equity Fund - Series I (4)
     AIM V.I. Small Cap Growth Fund - Series I, formerly AIM V.I. Small Company
              Growth Fund - Series I, until November 21, 2006 name change
     AIM V.I. Technology Fund - Series I
     Alliance Bernstein VP Series Fund, Inc:
        Small Cap Growth Portfolio - Class A (4) American Century Variable Portfolios, Inc:
        VP Income & Growth Fund - I VP Inflation Protection Fund - II (4) VP Ultra Fund - I VP Ultra Fund - II (4) VP Value Fund - II (2) VP Vista Fund - I (4)
     Dreyfus Investment Portfolios:
        Founders Discovery Portfolio - Initial Shares
        Technology Growth Portfolio - Service Shares (4)
     Fidelity Variable Insurance Products Fund:
        Equity-Income Portfolio - SC2
        Growth Portfolio - SC (2)
        Growth Portfolio - SC2 (4)
        Overseas Portfolio - SC2 (4)
     Fidelity Variable Insurance Products Fund II:
        Contrafund Portfolio - SC
        Contrafund Portfolio - SC2 (4)
     Fidelity Variable Insurance Products Fund III:
        Mid Cap Portfolio - SC2 (4)
     Franklin Templeton VIP Trust:
        Templeton Growth Securities Fund - Class 2
     Goldman Sachs Variable Insurance Trust:
        Mid Cap Value Fund - SC I (4)
        Structured Small Cap Equity Fund - SC I, formerly Goldman Sachs CORE
          Small Cap Equity, until May 1, 2006 name change (4)
     Janus Aspen Series Mid Cap Growth Portfolio Neuberger Berman AMT Fasciano Portfolio - S Class (3) Neuberger Berman AMT High Income Bond Portfolio - S Class (4) Neuberger Berman AMT Partners Portfolio - I Class (3) Neuberger Berman AMT Socially Responsive Portfolio - I Class (3) T. Rowe Price Blue Chip Growth Portfolio - II (3) T. Rowe Price Health Sciences Portfolio - II
     (3)

     (1) Organized by Principal Life Insurance Company (2) Commenced operations May 18, 2002 (3) Commenced operations May 17, 2003 (4) Commenced operations January 4, 2005 (5) Commenced operations April 28, 2006
     Commencement of operations date is the date that the division became available to contractholders.

Investments are stated at the closing net asset values per share on December 31, 2006.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Separate Account B supports the following variable annuity contracts of Principal Life: Bankers Flexible Annuity; Pension Builder Plus; Pension Builder Plus - Rollover IRA; Personal Variable; Premier Variable; Principal Freedom Variable Annuity; Principal Freedom 2 Variable Annuity; The Principal Variable Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider; Principal Investment Plus Variable Annuity, and Principal Investment Plus Variable Annuity with Purchase Rider. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts, Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts. Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

     Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses.

     Pension Builder Plus and Pension Builder Plus - Rollover IRA Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the number of participants under the retirement plan and their participant investment account value.

     Personal Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $34 for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

     Premier Variable Contracts - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus 0.03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

     Principal Freedom Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to

     6% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

     Principal Freedom 2 Variable Annuity - Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. A contingent sales charge up to 3% may be deducted from the withdrawals made during the first four years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

     The Principal Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

     The Principal Investment Plus Variable Annuity - Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. An optional premium payment credit rider can be added to the product at an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

During the year ended December 31, 2006, management fees were paid indirectly to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment advisory and management fees are computed on an annual rate of 0.25% of the average daily net assets of the LargeCap Stock Index Account, 1% of the average daily net assets of the LargeCap Growth Equity Account, and 0.1225% of the average daily net assets of the Principal LifeTime Accounts.

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $100 million increase in net asset value above the initial $100 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $400 million. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $100 million of net asset value to net asset values of over $400 million:

                                               Account                         Fee Range
     ------------------------------------------------------------------------------------------
     ------------------------------------------------------------------------------------------

     Bond, Government & High Quality Bond, Money Market, Short-Term Bond       0.50 - 0.30%
     Balanced, Equity Income                                                   0.60 - 0.40
     MidCap                                                                    0.65 - 0.45
     Asset Allocation, Equity Growth                                           0.80 - 0.60
     Equity Value, SmallCap                                                    0.85 - 0.65
     MidCap Growth, Real Estate Securities                                     0.90 - 0.70
     SmallCap Growth                                                           1.00 - 0.80
     SmallCap Value                                                            1.10 - 0.90
     International SmallCap                                                    1.20 - 1.00

The investment advisory and management fees for certain Accounts of the Principal Variable Contracts Fund, Inc. are based on an annual rate of the average daily net assets, which decreases by 0.05% for each $250 million increase in net asset value above the initial $250 million of net assets for each Account, with the final decrease in the annual rate occurring when net assets exceed $1 billion. This rate structure applies to the Accounts in the following table, which discloses the fee range for each Account from the first $250 million of net asset value to net asset values of over $1 billion:

                 Account                                       Fee Range
     ---------------------------------------------------------------------------
     ---------------------------------------------------------------------------

     Capital Value, Growth                                    0.60 - 0.40%
     LargeCap Blend, LargeCap Value                           0.75 - 0.55
     Diversified International                                0.85 - 0.65
     MidCap Value                                             1.05 - 0.85
     International Emerging Markets                           1.25 - 1.05

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2006:

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     AIM V.I. Basic Value Series I Division:
        Principal Investment Plus Variable Annuity                           $    581,271      $        7,187

        Principal Investment Plus Variable Annuity With Purchase Rider              322,390             6,253

     AIM V.I. Capital Appreciation Series I Division:
       The Principal Variable Annuity                                            15,973,923         2,640,928

       The Principal Variable Annuity With Purchase Payment Credit Rider          2,612,094           226,665

     AIM V.I. Core Equity Series I Division:
        The Principal Variable Annuity                                           25,845,151        10,341,390

        The Principal Variable Annuity With Purchase Payment Credit Rider         7,787,261         2,001,885

     AIM V.I. Dynamics Series I Division:
        The Principal Variable Annuity                                              698,307           660,004

        The Principal Variable Annuity With Purchase Payment Credit Rider           455,049           400,202

     AIM V.I. Global Health Care Series I Division:
        The Principal Variable Annuity                                              796,129         1,619,267

        The Principal Variable Annuity With Purchase Payment Credit Rider         1,139,339         1,441,437

     AIM V.I. Small Cap Equity Series I Division:
        Principal Investment Plus Variable Annuity                                 296,242             27,665
        Principal Investment Plus Variable Annuity With Purchase Rider              331,907             2,864


                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     AIM V.I. Small Cap Growth Series I Division:
        The Principal Variable Annuity                                       $    810,852      $   875,714
        The Principal Variable Annuity With Purchase Payment Credit Rider           236,351           242,994

     AIM V.I. Technology Series I Division:
        The Principal Variable Annuity                                              715,787         1,182,449
        The Principal Variable Annuity With Purchase Payment Credit Rider           796,177           991,085

     Alliance Bernstein VP Series Small Cap Growth Class A Division:
          Principal Investment Plus Variable Annuity                                527,682            64,578
          Principal Investment Plus Variable Annuity With Purchase Rider            222,578            19,491

     American Century VP Income & Growth Class I Division:
        Principal Freedom Variable Annuity                                        1,545,184         1,348,073
        The Principal Variable Annuity                                            2,315,670         3,686,509
        The Principal Variable Annuity With Purchase Payment Credit Rider           998,927         1,840,114

     American Century VP Inflation Protection Class II Division:
        Principal Investment Plus Variable Annuity                               28,120,662         5,654,908
        Principal Investment Plus Variable Annuity With Purchase Rider           10,940,252         2,462,190

     American Century VP Ultra Class I Division:
        The Principal Variable Annuity                                              619,575         1,279,418
        The Principal Variable Annuity With Purchase Payment Credit Rider           589,910           760,017



                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     American Century VP Ultra Class II Division:
        Principal Investment Plus Variable Annuity                           $24,146,907       $    5,069,747
        Principal Investment Plus Variable Annuity With Purchase Rider            9,875,971         2,959,523

     American Century VP Value Class II Division:
        The Principal Variable Annuity                                            8,284,822         5,282,938
        The Principal Variable Annuity With Purchase Payment Credit Rider         5,085,367         2,743,849

     American Century VP Vista Class I Division:
        Principal Investment Plus Variable Annuity                                  434,852           156,750
        Principal Investment Plus Variable Annuity With Purchase Rider               66,797             1,357

     Asset Allocation Division:
        Premier Variable                                                              5,102           133,132
        The Principal Variable Annuity                                            4,978,251        15,576,583
        The Principal Variable Annuity With Purchase Payment Credit Rider         2,220,615         3,521,207
        Principal Investment Plus Variable Annuity                                2,985,375           806,064
        Principal Investment Plus Variable Annuity With Purchase Rider            2,239,275           598,311

     Balanced Division:
        Personal Variable                                                           117,879            97,672
        Premier Variable                                                          1,125,404         2,455,126
        The Principal Variable Annuity                                            6,448,010        18,826,738
        The Principal Variable Annuity With Purchase Payment Credit Rider         2,709,780         2,953,727



                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     Bond Division:
        Personal Variable                                                   $       46,121     $      81,925
        Premier Variable                                                          1,427,921         2,175,515
        Principal Freedom Variable Annuity                                        3,844,619         3,102,447
        Principal Freedom 2 Variable Annuity                                         53,582                39
        The Principal Variable Annuity                                           28,223,254        39,735,083
        The Principal Variable Annuity With Purchase Payment Credit Rider        14,317,420        12,097,429
        Principal Investment Plus Variable Annuity                               41,615,015         7,953,352
        Principal Investment Plus Variable Annuity With Purchase Rider           16,593,865         4,014,201

     Capital Value Division:
        Bankers Flexible Annuity                                                    220,513           158,615
        Pension Builder Plus                                                        286,950           257,205
        Pension Builder Plus - Rollover IRA                                          63,175           129,442
        Personal Variable                                                           273,814           167,000
        Premier Variable                                                          4,219,050         5,170,917
        Principal Freedom Variable Annuity                                        3,078,512         1,619,134
        Principal Freedom 2 Variable Annuity                                         22,734                13
        The Principal Variable Annuity                                           23,307,419        34,723,664
        The Principal Variable Annuity With Purchase Payment Credit Rider         6,151,987         3,331,406
        Principal Investment Plus Variable Annuity                                4,212,848           717,934
        Principal Investment Plus Variable Annuity With Purchase Rider            2,947,620           208,007








4. Purchases and Sales of Investments (continued)

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     Diversified International Division:
        Personal Variable                                                      $    132,357     $      31,223
        Premier Variable                                                          3,167,991         4,050,637
        Principal Freedom Variable Annuity                                        4,562,758         2,741,894
        Principal Freedom 2 Variable Annuity                                         69,708                56
        The Principal Variable Annuity                                           33,341,144        41,552,104
        The Principal Variable Annuity With Purchase Payment Credit Rider        12,337,144        10,470,189
        Principal Investment Plus Variable Annuity                            12,451,383            2,049,443
        Principal Investment Plus Variable Annuity With Purchase Rider            4,890,167           610,584

     Dreyfus IP Founders Discovery Initial Shares Division:
        The Principal Variable Annuity                                          2,456,071           1,932,143
        The Principal Variable Annuity With Purchase Payment Credit Rider         1,318,782         1,040,768

     Dreyfus IP Technology Service Shares Division:
        Principal Investment Plus Variable Annuity                                  229,006            50,217
        Principal Investment Plus Variable Annuity With Purchase Rider              104,202             2,247

     Equity Growth Division:
        Premier Variable                                                              5,436            68,938
        The Principal Variable Annuity                                            9,292,390        38,308,380
        The Principal Variable Annuity With Purchase Payment Credit Rider         3,102,539         3,587,613
        Principal Investment Plus Variable Annuity                                2,591,979           141,612
        Principal Investment Plus Variable Annuity With Purchase Rider            1,412,448           118,766





4. Purchases and Sales of Investments (continued)

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     Equity Income Division:
        Premier Variable                                                       $    187,759      $    115,483
        The Principal Variable Annuity                                           10,936,616        11,163,174
        The Principal Variable Annuity With Purchase Payment Credit Rider         3,570,430         3,601,980
        Principal Investment Plus Variable Annuity                               51,323,389        12,701,526
        Principal Investment Plus Variable Annuity With Purchase Rider           19,645,514         6,223,515

     Equity Value Division:
        Principal Investment Plus Variable Annuity                                1,758,792           492,877
        Principal Investment Plus Variable Annuity With Purchase Rider              986,492           254,126

     Fidelity VIP Equity - Income Service Class 2 Division:
        The Principal Variable Annuity                                     13,881,397        7,036,128
        The Principal Variable Annuity With Purchase Payment Credit Rider         6,375,491         2,945,766
        Principal Investment Plus Variable Annuity                                4,034,332           324,178
        Principal Investment Plus Variable Annuity With Purchase Rider            1,341,118            39,651

     Fidelity VIP Growth Service Class Division:
        The Principal Variable Annuity                                            2,317,054         8,133,654
        The Principal Variable Annuity With Purchase Payment Credit Rider           853,971         1,653,380

     Fidelity VIP Growth Service Class 2 Division:
        Principal Investment Plus Variable Annuity                                1,774,828            94,859
        Principal Investment Plus Variable Annuity With Purchase Rider            1,303,267           117,311




4. Purchases and Sales of Investments (continued)

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Service Class 2 Division:
        Principal Investment Plus Variable Annuity                              $16,806,159       $ 3,439,659
        Principal Investment Plus Variable Annuity With Purchase Rider            7,662,299         1,968,415

     Fidelity VIP II Contrafund Service Class Division:
        The Principal Variable Annuity                                           24,158,339        18,776,177
        The Principal Variable Annuity With Purchase Payment Credit Rider         9,694,882         4,705,489

     Fidelity VIP II Contrafund Service Class 2 Division:
         Principal Investment Plus Variable Annuity                              14,782,471         2,421,841
         Principal Investment Plus Variable Annuity With
          Purchase Rider                                                          5,002,151           771,320

     Fidelity VIP III Mid Cap Service Class 2 Division:
        Principal Investment Plus Variable Annuity                                2,847,506           325,163
        Principal Investment Plus Variable Annuity With Purchase Rider              829,097            54,676

     Goldman Sachs VIT Mid Cap Value Fund Service Class I  Division:
        Principal Investment Plus Variable Annuity                                6,756,039     617,835
        Principal Investment Plus Variable Annuity With Purchase Rider            3,510,903           160,177

     Goldman Sachs Structured Small Cap Equity Service Class I Division:
        Principal Investment Plus Variable Annuity                                1,960,300           197,228
        Principal Investment Plus Variable Annuity With Purchase Rider            1,190,009            90,931




4. Purchases and Sales of Investments (continued)

                                   Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     Government & High Quality Bond Division:
        Pension Builder Plus                                                 $        6,698     $      23,509
        Pension Builder Plus - Rollover IRA                                           3,944             3,131
        Personal Variable                                                            43,883            83,164
        Premier Variable                                                            749,724         1,731,029
        Principal Freedom Variable Annuity                                        2,052,266         1,819,671
        Principal Freedom 2 Variable Annuity                                          3,517                 -
        The Principal Variable Annuity                                           26,586,641        49,023,949
        The Principal Variable Annuity With Purchase Payment Credit Rider        12,838,927        15,263,967
        Principal Investment Plus Variable Annuity                               15,271,094         3,457,970
        Principal Investment Plus Variable Annuity With Purchase Rider            5,203,879         1,306,111

     Growth Division:
        Personal Variable                                                           143,772           185,276
        Premier Variable                                                          1,755,226         3,754,563
        The Principal Variable Annuity                                            4,514,433        19,509,132
        The Principal Variable Annuity With Purchase Payment Credit Rider         1,480,788         1,219,282
        Principal Investment Plus Variable Annuity                                1,966,780           200,984
        Principal Investment Plus Variable Annuity With Purchase Rider            1,191,092            57,850

     International Emerging Markets Division:
        Premier Variable                                                            249,589           343,767
        The Principal Variable Annuity                                           23,312,726        17,231,656
        The Principal Variable Annuity With Purchase Payment Credit Rider         8,472,999         6,633,980
        Principal Investment Plus Variable Annuity                                7,174,993         1,166,370
        Principal Investment Plus Variable Annuity With Purchase Rider            4,390,514           601,525



4. Purchases and Sales of Investments (continued)

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     International SmallCap Division:
        Premier Variable                                                       $    194,619      $    394,614
        The Principal Variable Annuity                                           25,305,432        24,788,832
        The Principal Variable Annuity With Purchase Payment Credit Rider         8,065,288         5,406,591
        Principal Investment Plus Variable Annuity                                7,663,350         1,266,610
        Principal Investment Plus Variable Annuity With Purchase Rider            3,562,197           521,632

     Janus Aspen Mid Cap Growth Service Shares Division:
        The Principal Variable Annuity                                            1,740,357         2,864,198
        The Principal Variable Annuity With Purchase Payment Credit Rider         1,469,082         1,723,085

     LargeCap Blend Division:
        The Principal Variable Annuity                                           13,957,226        12,453,871
        The Principal Variable Annuity With Purchase Payment Credit Rider         6,900,461         4,605,592
        Principal Investment Plus Variable Annuity                               36,111,688         6,677,699
        Principal Investment Plus Variable Annuity With Purchase Rider           15,039,864         3,318,685

     LargeCap Growth Equity Division:
        Premier Variable                                                             10,901           106,032
        Principal Freedom Variable Annuity                                          921,198           638,980
        Principal Freedom 2 Variable Annuity                                         21,236                18
        The Principal Variable Annuity                                            2,311,247         2,277,517
        The Principal Variable Annuity With Purchase Payment Credit Rider         1,146,568         1,321,689

4. Purchases and Sales of Investments (continued)

                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     LargeCap Stock Index Division:
        Premier Variable                                                       $    387,096      $    340,640
        Principal Freedom Variable Annuity                                        3,739,860         3,806,138
        Principal Freedom 2 Variable Annuity                                         87,250                67
        The Principal Variable Annuity                                           20,532,364        26,115,808
        The Principal Variable Annuity With Purchase Payment Credit Rider         4,386,303         7,433,810
        Principal Investment Plus Variable Annuity                                6,949,882         1,829,859
        Principal Investment Plus Variable Annuity With Purchase Rider            3,173,425           499,832

     LargeCap Value Division:
        The Principal Variable Annuity                                           14,166,969        12,304,846
        The Principal Variable Annuity With Purchase Payment Credit Rider         5,993,718         4,527,962
        Principal Investment Plus Variable Annuity                               32,523,320         6,233,034
        Principal Investment Plus Variable Annuity With Purchase Rider           13,587,723         3,347,034

     MidCap Division:
        Personal Variable                                                           329,151           114,789
        Premier Variable                                                          3,180,799         5,161,102
        Principal Freedom Variable Annuity                                        2,065,123         1,722,967
        Principal Freedom 2 Variable Annuity                                         11,908                 5
        The Principal Variable Annuity                                           47,296,113        52,934,084
        The Principal Variable Annuity With Purchase Payment Credit Rider        14,906,010         8,071,475
        Principal Investment Plus Variable Annuity                               23,324,468         4,414,541
        Principal Investment Plus Variable Annuity With Purchase Rider            9,336,279         1,851,357


                                    Division                                   Purchases           Sales
     ----------------------------------------------------------------------------------------------------------

     MidCap Growth Division:
        Premier Variable                                                   $    198,287       $    283,578
        Principal Freedom Variable Annuity                                          608,044           687,379
        Principal Freedom 2 Variable Annuity                                         10,618                 9
        The Principal Variable Annuity                                            6,444,216         8,561,126
        The Principal Variable Annuity With Purchase Payment Credit Rider         3,026,383         2,821,709
        Principal Investment Plus Variable Annuity                                1,586,909           183,401
        Principal Investment Plus Variable Annuity With Purchase Rider            1,068,703           156,103

     MidCap Value Division:
        Premier Variable                                                            134,438           451,653
        Principal Freedom Variable Annuity                                        3,524,068         2,277,588
        Principal Freedom 2 Variable Annuity                                         21,461                20
        The Principal Variable Annuity                                           15,128,244        14,551,756
        The Principal Variable Annuity With Purchase Payment Credit Rider         6,349,436         4,114,660
        Principal Investment Plus Variable Annuity                               16,461,141         3,477,232
        Principal Investment Plus Variable Annuity With Purchase Rider            6,347,314         1,417,489

     Money Market Division:
        Pension Builder Plus                                                          8,132            23,725
        Pension Builder Plus - Rollover IRA                                             338               395
        Personal Variable                                                         1,016,462         1,057,094
        Premier Variable                                                          4,493,358         5,553,581
        Principal Freedom Variable Annuity                                       11,325,966        10,826,325
        Principal Freedom 2 Variable Annuity                                              -                 1
        The Principal Variable Annuity                                           80,081,975        71,647,603
        The Principal Variable Annuity With Purchase Payment Credit Rider        22,134,228        22,969,391
        Principal Investment Plus Variable Annuity                               15,642,119        12,794,496
        Principal Investment Plus Variable Annuity With Purchase Rider           13,168,115        10,654,156


     Neuberger Berman AMT Fasciano S Class Division:
        Principal Investment Plus Variable Annuity                          $    865,378          $    75,405
        Principal Investment Plus Variable Annuity With Purchase Rider              604,450            43,060

     Neuberger Berman AMT High Income Bond S Class Division:
        Principal Investment Plus Variable Annuity                                1,095,525           113,174
        Principal Investment Plus Variable Annuity With Purchase Rider              283,257            85,309

     Neuberger Berman AMT Partners I Class Division:
        Principal Investment Plus Variable Annuity                                2,824,848           179,784
        Principal Investment Plus Variable Annuity With Purchase Rider            1,262,112            67,457

     Neuberger Berman AMT Socially Responsive I Class Division:
        Principal Investment Plus Variable Annuity                                1,524,684           405,976
        Principal Investment Plus Variable Annuity With Purchase Rider              456,482            46,921

     Principal LifeTime Strategic Income Division:
        Principal Investment Plus Variable Annuity                                6,359,281         1,816,916
        Principal Investment Plus Variable Annuity With Purchase Rider            1,930,158           353,583

     Principal LifeTime 2010 Division:
        Principal Freedom 2 Variable Annuity                                        510,584               227
        Principal Investment Plus Variable Annuity                               14,367,646         6,357,953
        Principal Investment Plus Variable Annuity With Purchase Rider            3,667,807         1,204,295

     Principal LifeTime 2020 Division:
        Principal Freedom 2 Variable Annuity                                  $     109,050  $             49
        Principal Investment Plus Variable Annuity                               52,350,394         8,130,342
        Principal Investment Plus Variable Annuity With Purchase Rider           19,411,077         2,702,889

     Principal LifeTime 2030 Division:
        Principal Freedom 2 Variable Annuity                               34,166                       10
        Principal Investment Plus Variable Annuity                                7,187,234         1,371,508
        Principal Investment Plus Variable Annuity With Purchase Rider            1,993,950           267,150

     Principal LifeTime 2040 Division:
        Principal Freedom 2 Variable Annuity                                         99,728                21
        Principal Investment Plus Variable Annuity                                2,473,943           196,340
        Principal Investment Plus Variable Annuity With Purchase Rider              999,444           100,500

     Principal LifeTime 2050 Division:
        Principal Investment Plus Variable Annuity                                1,904,960           123,306
        Principal Investment Plus Variable Annuity With Purchase Rider              809,421           140,589

     Real Estate Securities Division:
        Premier Variable                                                            534,075           642,746
        Principal Freedom 2 Variable Annuity                                         10,878                 5
        The Principal Variable Annuity                                           26,396,502        28,300,308
        The Principal Variable Annuity With Purchase Payment Credit Rider        12,398,242        10,350,757
        Principal Investment Plus Variable Annuity                                7,708,749         1,012,396
        Principal Investment Plus Variable Annuity With Purchase Rider            2,904,670           309,092

     Short-Term Bond Division:
        Principal Freedom Variable Annuity                                     $  1,289,313      $  1,158,580
        The Principal Variable Annuity                                           10,290,346        10,278,005
        The Principal Variable Annuity With Purchase Payment Credit Rider         4,534,631         6,686,402
        Principal Investment Plus Variable Annuity                               37,035,910        10,742,313
        Principal Investment Plus Variable Annuity With Purchase Rider           14,108,271         4,551,105

     SmallCap Division:
        Premier Variable                                                             39,489           135,975
        Principal Freedom Variable Annuity                                        1,849,501         1,859,373
        The Principal Variable Annuity                                            8,092,213        10,870,804
        The Principal Variable Annuity With Purchase Payment Credit Rider         3,192,035         3,086,564

     SmallCap Growth Division:
        Premier Variable                                                            187,766           291,381
        Principal Freedom Variable Annuity                                          490,910           509,047
        Principal Freedom 2 Variable Annuity                                         10,618                 9
        The Principal Variable Annuity                                            5,549,930         9,763,220
        The Principal Variable Annuity With Purchase Payment Credit Rider         1,423,980         1,787,197
        Principal Investment Plus Variable Annuity                                2,131,737           274,412
        Principal Investment Plus Variable Annuity With Purchase Rider              926,955           117,066


     SmallCap Value Division:
        Premier Variable                                                      $     239,066     $     460,115
        Principal Freedom 2 Variable Annuity                                         19,483                10
        The Principal Variable Annuity                                           17,355,308        15,520,048
        The Principal Variable Annuity With Purchase Payment Credit Rider         5,041,278         4,305,359
        Principal Investment Plus Variable Annuity                               18,598,663         3,611,445
        Principal Investment Plus Variable Annuity With Purchase Rider            7,286,752         1,656,549

     T. Rowe Price Blue Chip Growth II Division:
        Principal Investment Plus Variable Annuity                                  295,362           114,801
        Principal Investment Plus Variable Annuity With Purchase Rider              124,037             3,943

     T. Rowe Price Health Science II Division:
        Principal Investment Plus Variable Annuity                                1,331,858           334,301
        Principal Investment Plus Variable Annuity With Purchase Rider              576,704            66,557

     Templeton Growth Securities Class 2 Division:
        Principal Freedom Variable Annuity                                        923,013            568,193

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

                                                                2006                          2005
                                                    ----------------------------- -----------------------------
                                                    ----------------------------- -----------------------------
                        Division                      Purchased      Redeemed       Purchased      Redeemed
     ---------------------------------------------------------------------------- -----------------------------

     AIM V.I. Basic Value Series I Division:
        Principal Investment Plus Variable Annuity         44,769           299           6,367         1,480
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              24,831           261           8,343            22

     AIM V.I. Capital Appreciation Series I
        Division:
        The Principal Variable Annuity                  1,604,644       265,541               -             -
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   262,395        22,791               -             -

     AIM V.I. Core Equity Series I Division:
        The Principal Variable Annuity                  2,712,521     1,023,089         182,189       700,618
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   817,295       198,050          83,559       112,903

     AIM V.I. Dynamics Series I Division:
        The Principal Variable Annuity                     74,055        67,373          39,509        64,943
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    48,257        40,852          30,947        28,819

     AIM V.I. Global Health Care Series I Division:
        The Principal Variable Annuity                     75,291       142,787         125,963       216,628
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   107,748       127,105          72,679        89,609

     AIM V.I. Small Cap Equity Series I Division:
        Principal Investment Plus Variable Annuity         20,580         1,631           6,198            85
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              23,057           169           6,992             -

     AIM V.I. Small Cap Growth Series I Division:
          The Principal Variable Annuity                   87,827        89,198          67,178        88,661
          The Principal Variable Annuity With
            Purchase Payment Credit Rider                  25,600        24,750          33,757        23,741

     AIM V.I. Technology Series I Division:
        The Principal Variable Annuity                    126,710       204,622         127,135       249,894
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   140,942       171,507         169,450       143,422

     Alliance Bernstein VP Series Small Cap Growth
        Class A Division:
        Principal Investment Plus Variable Annuity         39,842         4,441          28,175        10,498
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              16,806         1,340           3,855             -

     American Century VP Income & Growth Class I
        Division:
        Principal Freedom Variable Annuity                127,862       116,010         167,505       117,550
        The Principal Variable Annuity                    178,512       311,947         307,300       372,721
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    77,006       155,708         134,835        88,797

     American Century VP Inflation Protection Class
        II Division:
        Principal Investment Plus Variable Annuity      2,686,844       524,266       1,331,568       104,648
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,045,307       228,269         606,856        46,474

     American Century VP Ultra Class I Division:
        The Principal Variable Annuity                     69,732       132,150         141,195       155,232
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    66,394        78,502          65,745        68,046

     American Century VP Ultra Class II Division:
        Principal Investment Plus Variable Annuity      2,246,146       443,055       1,004,732        93,547
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             918,663       258,638         495,430        27,567

     American Century VP Value Class II Division:
        The Principal Variable Annuity                    428,487       370,493         776,851       340,667
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   263,013       192,426         404,667       106,369

     American Century VP Vista Class I Division:
        Principal Investment Plus Variable Annuity         33,596        12,000          27,608        10,521
        Principal Investment Plus Variable Annuity
          With Purchase Rider                               5,161           104           8,075             5

     Asset Allocation Division:
        Premier Variable                                    1,881       108,196          25,009        28,316
        The Principal Variable Annuity                    171,970       660,319         311,479       780,567
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    76,710       149,270         127,820        81,637
        Principal Investment Plus Variable Annuity        133,369        34,993          73,834         1,800
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             100,038        25,974          27,948         2,606

     Balanced Division:
        Personal Variable                                  46,700        45,001         113,041       805,381
        Premier Variable                                  496,201     1,182,858         584,600     2,936,302
        The Principal Variable Annuity                    254,827       923,924         308,236       956,929
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   107,091       144,954         164,084        96,787

     Bond Division:
        Personal Variable                                  15,435        40,495          70,149       484,266
        Premier Variable                                  640,111     1,069,740         805,392     2,707,154
        Principal Freedom Variable Annuity                244,757       223,326         330,448       205,777
        Principal Freedom 2 Variable Annuity                5,148             -               -             -
        The Principal Variable Annuity                  1,207,660     2,046,575       1,716,617     1,944,452
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   612,636       623,084         826,795       513,875
        Principal Investment Plus Variable Annuity      2,235,096       413,274       1,086,923        87,119
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             891,238       208,587         504,530        30,050

     Capital Value Division:
        Bankers Flexible Annuity                                -         3,981               -        18,260
        Pension Builder Plus                                  213        32,603           6,059        70,218
        Pension Builder Plus - Rollover IRA                   928        16,173           1,203         9,977
        Personal Variable                                  41,544        49,884          75,619       731,236
        Premier Variable                                  897,758     1,582,528         695,815     3,461,397
        Principal Freedom Variable Annuity                219,757       139,854         229,404       144,972
        Principal Freedom 2 Variable Annuity                2,009             -               -             -
        The Principal Variable Annuity                    364,750     1,226,653         491,072     1,308,505
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    96,276       117,686         141,435       128,558
        Principal Investment Plus Variable Annuity        150,650        25,014          85,022         1,209
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             105,406         7,247          32,906         1,47

     Diversified International Division:
        Personal Variable                                  38,560        10,259         126,349       720,719
        Premier Variable                                1,105,938     1,558,734         861,323     2,176,234
        Principal Freedom Variable Annuity                296,918       185,717         306,312       166,825
        Principal Freedom 2 Variable Annuity                6,064             -               -             -
        The Principal Variable Annuity                  1,111,032     1,633,791       1,355,902     1,527,468
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   411,113       411,679         543,778       330,883
        Principal Investment Plus Variable Annuity        509,038        81,499         195,587        11,156
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             199,920        24,281          68,768         4,972

     Dreyfus IP Founders Discovery Initial Shares
        Division:
        The Principal Variable Annuity                    290,476       208,216         351,335       143,259
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   155,970       112,157         183,487        65,615

     Dreyfus IP Technology Service Shares Division:
        Principal Investment Plus Variable Annuity         19,250         4,042          11,135         1,049
        Principal Investment Plus Variable Annuity
          With Purchase Rider                               8,759           181           3,396             -

     Equity Growth Division:

        Premier Variable                                    5,464        68,565   40,897        135,796

        The Principal Variable Annuity                    331,249     1,282,286   421,473            1,386,045
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   110,597       120,087   155,503       112,385

        Principal Investment Plus Variable Annuity         92,806         4,109   41,826        1,574
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              50,573         3,446   19,669        1,759

     Equity Income Division:
        Premier Variable                                  168,754       105,755          20,287        23,560
        The Principal Variable Annuity                    784,428       834,723         895,163       596,865
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   256,089       269,337         441,810       185,311
        Principal Investment Plus Variable Annuity      4,022,636       998,950       2,150,107       195,697
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,539,780       489,467         977,858        70,111

     Equity Value Division:
        Principal Investment Plus Variable Annuity        141,283        39,471          92,205           119
        Principal Investment Plus Variable Annuity
          with Purchase Rider                              79,244        20,350          46,570         5,429

     Fidelity VIP Equity - Income Service Class 2
        Division:
        The Principal Variable Annuity                    576,400       509,443         854,692       448,302
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   264,731       213,285         427,935       186,446
        Principal Investment Plus Variable Annuity        274,638        21,680          96,818         2,495
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              91,297         2,652          57,001         1,349

     Fidelity VIP Growth Service Class Division:
        The Principal Variable Annuity                    266,086       918,686         376,691       967,849
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    98,068       186,747         115,127       112,377

     Fidelity VIP Growth Service Class 2 Division:
        Principal Investment Plus Variable Annuity        152,457         6,576          59,039           530
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             111,949         8,131          57,368         1,051

     Fidelity VIP Overseas Service Class 2 Division:
        Principal Investment Plus Variable Annuity      1,159,278       237,005         641,857        60,859
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             528,540       135,631         323,473        22,845

     Fidelity VIP II Contrafund Service Class
        Division:
        The Principal Variable Annuity                  1,193,196     1,262,384       1,703,115     1,086,838
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   478,837       316,366         428,550       232,052

     Fidelity VIP II Contrafund Service Class 2
        Division:
        Principal Investment Plus Variable Annuity        983,733       169,877         440,469        13,893
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             332,880        54,103         112,985        11,791

     Fidelity VIP III Mid Cap Service Class 2
        Division:
        Principal Investment Plus Variable Annuity        181,985        20,016          36,744           831
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              52,988         3,366          35,863           571

     Goldman Sachs VIT Mid Cap Value Fund Service
        Class I Division:
        Principal Investment Plus Variable Annuity        427,680        39,535         165,089         2,858
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             222,252        10,250          92,978         1,945

     Goldman Sachs Structured Small Cap Equity Fund
        Service Class I Division:
        Principal Investment Plus Variable Annuity        138,890        13,282          63,166            90
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              84,314         6,124          32,490         1,071

     Government & High Quality Bond Division:
        Pension Builder Plus                                    -         7,737             304        21,855
        Pension Builder Plus - Rollover IRA                   616           851               -           848
        Personal Variable                                  13,491        39,705          56,258       578,611
        Premier Variable                                  288,847       819,544         569,148     2,818,166
        Principal Freedom Variable Annuity                169,424       169,553         280,194       116,851
        Principal Freedom 2 Variable Annuity                  340             -               -             -
        The Principal Variable Annuity                  1,093,278     2,607,301       1,622,431     2,939,390
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   527,955       811,803         834,862     1,014,630
        Principal Investment Plus Variable Annuity        838,711       184,970         400,753        19,230
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             285,805        69,865         140,788         7,615

     Growth Division:
        Personal Variable                                  78,668       101,479         194,981     1,279,611
        Premier Variable                                  953,374     2,027,299       1,102,032     5,423,394
        The Principal Variable Annuity                    249,369     1,061,354         282,634     1,294,541
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                    81,796        66,332          52,287        51,551
        Principal Investment Plus Variable Annuity        112,878        10,313          23,468           573
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              68,360         2,968          11,366            65

     International Emerging Markets Division:
        Premier Variable                                   94,190       127,362         159,195       168,123
        The Principal Variable Annuity                    871,720       670,407         961,914       418,371
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   316,827       258,099         332,500       140,399
        Principal Investment Plus Variable Annuity        280,531        42,977         133,420         2,735
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             171,662        22,165          68,081         3,591

     International SmallCap Division:
        Premier Variable                                   75,126       188,136         125,149        89,670
        The Principal Variable Annuity                    483,213       878,871         807,865       802,049
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   154,009       191,687         236,474       146,635
        Principal Investment Plus Variable Annuity        258,596        42,524         169,187        23,137
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             120,204        17,513          73,645         6,049

     Janus Aspen Mid Cap Growth Service Shares
        Division:
        The Principal Variable Annuity                    247,057       378,635         184,396       295,219
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   208,548       227,784          99,327       157,240

     LargeCap Blend Division:
        The Principal Variable Annuity                    955,434       954,033       1,665,882       788,653
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   472,367       352,813         747,005       282,375
        Principal Investment Plus Variable Annuity      2,995,386       542,102       1,595,224       147,625
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,247,524       269,414         702,911        38,930

     LargeCap Growth Equity Division:
        Premier Variable                                   14,019       139,639          55,702        23,063
        Principal Freedom Variable Annuity                 78,448        53,055          68,176        33,441
        Principal Freedom 2 Variable Annuity                2,148             -               -             -
        The Principal Variable Annuity                    425,913       393,275         259,692       307,444
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   211,288       228,225         161,977       163,498

     LargeCap Stock Index Division:
        Premier Variable                                  336,080       305,759         335,254       324,881
        Principal Freedom Variable Annuity                348,082       365,693         530,429       448,641
        Principal Freedom 2 Variable Annuity                8,018             -               -             -
        The Principal Variable Annuity                  1,996,937     2,590,763       2,809,794     3,061,779
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   426,603       737,455         830,251       788,447
        Principal Investment Plus Variable Annuity        720,597       179,811         446,472        96,111
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             329,036        49,116         183,143        17,004

     LargeCap Value Division:
        The Principal Variable Annuity                    923,652       861,982       1,485,373       825,237
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   390,776       317,194         514,417       214,074
        Principal Investment Plus Variable Annuity      2,444,235       462,888       1,217,470        85,956
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,021,162       248,563         571,563        31,834

     MidCap Division:
        Personal Variable                                  31,499        28,030          85,399       655,393
        Premier Variable                                  515,768     1,355,836         596,852     2,769,980
        Principal Freedom Variable Annuity                 67,392        89,862         142,979        86,085
        Principal Freedom 2 Variable Annuity                1,073             -               -             -
        The Principal Variable Annuity                    476,213     1,399,632         896,681     1,443,913
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   150,085       213,418         321,974       222,156
        Principal Investment Plus Variable Annuity        616,321       120,085         350,636        31,618
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             246,700        50,361         156,911         9,761

     MidCap Growth Division:
        Premier Variable                                  157,010       224,413         104,943        91,265
        Principal Freedom Variable Annuity                 41,828        51,644          36,431        23,914
        Principal Freedom 2 Variable Annuity                1,038             -               -             -
        The Principal Variable Annuity                    462,986       675,344         434,182       593,647
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   217,431       222,590         168,023       166,202
        Principal Investment Plus Variable Annuity        132,342        13,964          68,890         2,052
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              89,126        11,886          20,345         2,289

     MidCap Value Division:
        Premier Variable                                   45,913       268,218         207,570       188,247
        Principal Freedom Variable Annuity                105,991        93,429         158,020        76,248
        Principal Freedom 2 Variable Annuity                1,995             -               -             -
        The Principal Variable Annuity                    599,528       877,430       1,164,219       766,731
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   251,626       248,102         418,594       186,157
        Principal Investment Plus Variable Annuity        992,839       214,712         559,975        62,027
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             382,833        87,527         241,962        13,030

     Money Market Division:
        Pension Builder Plus                                    -         9,633             384         4,082
        Pension Builder Plus - Rollover IRA                     -           134               -            19
        Personal Variable                                 659,980       696,725         718,770     1,356,563
        Premier Variable                                2,738,336     3,549,757       4,073,127     5,471,646
        Principal Freedom Variable Annuity                953,660       929,446       1,437,054     1,473,792
        The Principal Variable Annuity                  5,774,948     5,280,670       6,730,051     7,295,228
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                 1,596,165     1,692,921       2,808,233     2,981,840
        Principal Investment Plus Variable Annuity      1,159,710       955,115         480,620       314,384
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             976,287       795,338         583,556       394,570

     Neuberger Berman AMT Fasciano S Class Division:
        Principal Investment Plus Variable Annuity         73,912         5,588          35,579           231
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              51,626         3,191          22,510           182

     Neuberger Berman AMT High Income Bond
        S Class Division:
        Principal Investment Plus Variable Annuity         98,304        10,158          46,152         7,273
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              25,417         7,657          59,567         9,914

     Neuberger Berman AMT Partners I Class Division:
        Principal Investment Plus Variable Annuity        179,544        10,806          40,729           749
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              80,218         4,055          25,255           317

     Neuberger Berman AMT Socially Responsive
        I Class Division:
        Principal Investment Plus Variable Annuity        120,677        31,429          55,633         1,249
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              36,130         3,632          10,187           732

     Principal LifeTime Strategic Income Division:
        Principal Investment Plus Variable Annuity        557,460       152,573         454,594         8,701
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             169,199        29,692          44,924           409

     Principal LifeTime 2010 Division:
        Principal Freedom 2 Variable Annuity               47,224             -               -             -
        Principal Investment Plus Variable Annuity      1,233,411       532,289         914,472        10,236
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             314,868       100,824         225,132         2,894

     Principal LifeTime 2020 Division:
        Principal Freedom 2 Variable Annuity                9,906             -               -             -
        Principal Investment Plus Variable Annuity      4,288,239       642,607       1,715,786        58,337
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,590,042       213,631         607,160         5,262

     Principal LifeTime 2030 Division:
        Principal Freedom 2 Variable Annuity                3,106             -               -             -
        Principal Investment Plus Variable Annuity        590,464       103,406         196,380         6,783
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             163,812        20,142          90,209             2

     Principal LifeTime 2040 Division:
        Principal Freedom 2 Variable Annuity                9,037             -               -             -
        Principal Investment Plus Variable Annuity        198,440        13,605          93,214             -
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              80,168         6,964          34,291         4,372

     Principal LifeTime 2050 Division:
        Principal Investment Plus Variable Annuity        149,677         8,991          27,009             -
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              63,599        10,252          38,750             -

     Real Estate Securities Division:
        Premier Variable                                  181,814       247,683         186,305       226,555
        Principal Freedom 2 Variable Annuity                  872             -               -             -
        The Principal Variable Annuity                    638,236       860,171         927,650     1,094,905
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   299,775       314,605         421,996       327,487
        Principal Investment Plus Variable Annuity        234,136        28,988          97,233        16,215
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              88,223         8,850          58,730         3,587

     Short-Term Bond Division:
        Principal Freedom Variable Annuity                113,337       109,009         190,054       105,730
        The Principal Variable Annuity                    929,646       981,173       1,366,139     1,238,003
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   409,665       638,307         652,853       654,555
        Principal Investment Plus Variable Annuity      3,627,110     1,027,928       1,825,846       154,830
        Principal Investment Plus Variable Annuity
          With Purchase Rider                           1,381,692       435,493         922,574       117,412

     SmallCap Division:
        Premier Variable                                   24,204       107,948         133,080        88,492
        Principal Freedom Variable Annuity                 88,140       113,423         159,787        71,808
        The Principal Variable Annuity                    397,569       811,665         588,849       790,056
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   156,824       230,457         318,081       205,747

     SmallCap Growth Division:
        Premier Variable                                  228,895       359,449          81,215        53,534
        Principal Freedom Variable Annuity                 51,907        52,509          23,002        34,958
        Principal Freedom 2 Variable Annuity                1,075             -               -             -
        The Principal Variable Annuity                    527,387       881,582         549,852       868,199
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   135,315       161,377         127,292       125,921
        Principal Investment Plus Variable Annuity        203,913        24,149          66,134         1,506
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              88,669        10,302          38,073         5,669

     SmallCap Value Division:
        Premier Variable                                  104,875       245,405          90,199       111,651
        Principal Freedom 2 Variable Annuity                1,803             -               -             -
        The Principal Variable Annuity                    420,233       608,245         677,136       662,733
        The Principal Variable Annuity With
          Purchase Payment Credit Rider                   122,067       168,731         236,261       153,960
        Principal Investment Plus Variable Annuity        733,984       146,089         388,912        26,597
        Principal Investment Plus Variable Annuity
          With Purchase Rider                             287,567        67,010         162,198         9,710

     T. Rowe Price Blue Chip Growth II Division:
        Principal Investment Plus Variable Annuity         25,266         8,655          37,322         3,390
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              10,611           297          24,161         2,272

     TT. Rowe Price Health Science II Division:
        Principal Investment Plus Variable Annuity        103,613        24,937          36,469         1,976
        Principal Investment Plus Variable Annuity
          With Purchase Rider                              44,865         4,965           9,438           573

     Templeton Growth Securities Class 2 Division:
        Principal Freedom Variable Annuity                 46,421        32,395          41,729        23,338

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2006, 2005, 2004, 2003, and 2002 in accordance with AICPA Audit and Accounting Guide for Investment Companies, which was effective January 1, 2001. Information for years prior to 2002 is not required to be presented. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

                                                                                          Total Return (3)
                                     Unit Fair Value                          Expense     Corresponding to
                                     Corresponding to   Net     Investment    Ratio (2)       Lowest to
                              Units  Lowest to Highest Assets    Income      Lowest to     Highest Expense
            Division         (000's)   Expense Ratio  (000's)     Ratio (1)   Highest           Ratio
     -------------------------------------------------------------------------------------------------------

     AIM V.I. Basic Value
        Series I Division:
          2006                  82   $13.12 to $12.93   $ 1,073     0.64%  1.25% to 1.85% 11.80% to 11.13%
          2005 (6)              13    11.73 to 11.64        154     0.19    1.25 to 1.85    4.36 to 3.84

     AIM V.I. Capital
        Appreciation
        Series I Division:
          2006 (7)           1,579     9.88 to 9.84      15,582     0.07    1.25 to 1.85  (1.12) to (1.52)

     AIM V.I. Core Equity
        Series I Division:
          2006               6,064     10.28 to 9.91     61,828     0.61    1.25 to 1.85   15.26 to 14.57
          2005               3,755     8.92 to 8.65      33,287     1.45    1.25 to 1.85    3.96 to 3.35
          2004               4,303     8.58 to 8.37      36,736     0.95    1.25 to 1.85    7.65 to 7.03
          2003               4,760     7.97 to 7.82      37,821     1.03    1.25 to 1.85   22.88 to 22.14
                                                                                             (16.63) to
          2002               5,123     6.49 to 6.41      33,171     0.31    1.25 to 1.85       (17.13)

     AIM V.I. Dynamics
        Series I Division:
          2006                 303     10.26 to 9.92      3,068       -     1.25 to 1.85   14.68 to 13.99
          2005                 289     8.95 to 8.70       2,558       -     1.25 to 1.85    9.41 to 8.61
          2004                 313     8.18 to 8.01       2,536       -     1.25 to 1.85   11.90 to 11.25
          2003                 281     7.31 to 7.20       2,039       -     1.25 to 1.85   36.11 to 35.30
                                                                                             (32.75) to
          2002                  67     5.37 to 5.32         357       -     1.25 to 1.85       (33.15)

     AIM V.I. Global
        Health Care Series
        I Division:
          2006               1,279   $10.98 to $10.61   $13,857           -%  1.25% to 1.85%  3.93% to 3.31%
          2005               1,366    10.56 to 10.27     14,276          -     1.25 to 1.85    6.77 to 6.20
          2004               1,474     9.89 to 9.67      14,456          -     1.25 to 1.85    6.23 to 5.57
          2003               1,324     9.31 to 9.16      12,246          -     1.25 to 1.85   26.20 to 25.44
                                                                                                (25.14) to
          2002                 867     7.38 to 7.30       6,374        0.21    1.25 to 1.85       (25.59)

     AIM V.I. Small Cap
        Equity Series I
        Division:
          2006                  55    14.21 to 14.01        775          -     1.25 to 1.85   15.98 to 15.29
          2005 (6)              13    12.25 to 12.15        160          -     1.25 to 1.85    6.71 to 6.11

     AIM V.I. Small Cap
        Growth Series I
        Division:
          2006                 449     9.97 to 9.64       4,431          -     1.25 to 1.85   12.71 to 12.04
          2005                 450     8.84 to 8.60       3,943          -     1.25 to 1.85    3.88 to 3.24
          2004                 461     8.51 to 8.33       3,903          -     1.25 to 1.85   12.42 to 11.81
          2003                 331     7.57 to 7.45       2,497          -     1.25 to 1.85   31.78 to 30.99
                                                                                                (31.97) to
          2002                 214     5.74 to 5.69       1,224          -     1.25 to 1.85       (32.38)

     AIM V.I. Technology
        Series I Division:
          2006               1,028     6.06 to 5.86       6,148          -     1.25 to 1.85    9.11 to 8.46
          2005               1,137     5.55 to 5.40       6,245          -     1.25 to 1.85    0.91 to 0.37
          2004               1,233     5.50 to 5.38       6,738          -     1.25 to 1.85    3.19 to 2.67
          2003               1,053     5.33 to 5.24       5,578          -     1.25 to 1.85   43.49 to 42.63
                                                                                                (47.51) to
          2002                 367     3.71 to 3.68       1,357          -     1.25 to 1.85       (47.82)

     Alliance Bernstein
        VP Series Small
        Cap Growth Class
        A Division:
          2006                  72    13.78 to 13.59        994          -     1.25 to 1.85    9.31 to 8.66
          2005 (6)              22    12.61 to 12.50        271          -     1.25 to 1.85    3.96 to 3.31

     American Century VP
        Income & Growth
        Class I Division:
          2006               3,173   $12.38 to $11.76   $38,341        1.80%  0.85% to 1.85% 16.10% to 14.95%
          2005               3,373    10.66 to 10.23     35,269        1.94    0.85 to 1.85    3.70 to 2.71
          2004               3,343     10.28 to 9.96     33,859        1.29    0.85 to 1.85   12.10 to 10.91
          2003               2,731     8.98 to 9.12      24,814        1.11    0.85 to 1.85   26.98 to 27.75
                                                                                                (20.05) to
          2002               1,905     7.15 to 7.07      13,565        0.72    0.85 to 1.85       (20.85)

     American Century VP
        Inflation
        Protection Class
        II Division:
          2006               4,767    10.25 to 10.11     48,661        3.17    1.25 to 1.85   0.33 to (0.27)
          2005 (6)           1,787    10.22 to 10.13     18,214        4.75    1.25 to 1.85   0.29 to (0.39)

     American Century VP
        Ultra Class I
        Division:
          2006               1,057     9.04 to 8.74       9,446          -     1.25 to 1.85  (4.47) to (5.04)
          2005               1,132     9.47 to 9.21      10,612          -     1.25 to 1.85    0.96 to 0.33
          2004               1,148     9.38 to 9.18      10,692          -     1.25 to 1.85    9.20 to 8.64
          2003                 931     8.59 to 8.45       7,952          -     1.25 to 1.85   23.35 to 22.61
                                                                                                (23.67) to
          2002                 698     6.96 to 6.89       4,849        0.24    1.25 to 1.85       (24.13)

     American Century VP
        Ultra Class II
        Division:
          2006               3,842    10.78 to 10.63     41,243          -     1.25 to 1.85  (4.59) to (5.16)
          2005 (6)           1,379    11.30 to 11.20     15,536          -     1.25 to 1.85    0.71 to 0.09

     American Century VP
        Value Class II
        Division:
          2006               3,494    14.61 to 14.21     50,565        1.17    1.25 to 1.85   17.00 to 16.30
          2005               3,366    12.49 to 12.22     41,722        0.65    1.25 to 1.85    3.57 to 2.95
          2004               2,631    12.06 to 11.87     31,569        0.60    1.25 to 1.85   12.71 to 12.09
          2003               1,123    10.70 to 10.59     11,981        0.47    1.25 to 1.85   27.21 to 26.45
                                                                                                (14.96) to
          2002 (4)             282     8.41 to 8.38       2,364          -     1.25 to 1.85       (15.28)

     American Century VP
        Vista Class I
        Division:
          2006                  52   $13.44 to $13.25      $694           -%  1.25% to 1.85%  7.66% to 7.01%
          2005 (6)              25    12.48 to 12.38        313          -     1.25 to 1.85    6.76 to 6.08

     Asset Allocation
        Division:
          2006               3,514     1.34 to 23.27     84,221        0.77    0.42 to 1.85   12.29 to 10.71
          2005               4,008     1.19 to 21.02     84,245        1.65    0.42 to 1.85    5.31 to 3.85
          2004               4,337     1.13 to 20.24     87,504        3.26    0.42 to 1.85    7.62 to 6.47
          2003               4,408     1.05 to 19.01     84,285        1.93    0.42 to 1.85   21.08 to 19.38
                                                                                                (12.78) to
          2002               4,620     0.86 to 15.92     74,399          -     0.42 to 1.85       (14.54)

     Balanced Division:
          2006               6,432     2.17 to 19.84     92,320        2.49    0.42 to 1.85    10.73 to 9.40
          2005               7,824     2.01 to 18.13     98,501        2.59    0.42 to 1.85    6.35 to 4.80
          2004              11,449     1.84 to 17.30    109,503        2.12    0.42 to 1.85    8.88 to 8.06
          2003              13,310     1.72 to 16.01    109,671        2.96    0.42 to 1.85   18.33 to 16.65
                                                                                                (13.55) to
          2002              14,617     1.46 to 13.73     98,582        3.17    0.42 to 1.85       (14.78)

     Bond Division:
          2006              18,814     2.11 to 18.24    319,793        3.87    0.42 to 1.85    4.21 to 2.73
          2005              17,587     2.02 to 17.75    280,484        4.32    0.42 to 1.85    2.02 to 0.62
          2004              18,219     1.92 to 17.64    252,489        4.56    0.42 to 1.85    1.59 to 3.04
          2003              18,246     1.89 to 17.12    234,069        4.19    0.42 to 1.85    4.15 to 2.67
          2002              17,899     1.82 to 16.67    210,777        4.09    0.42 to 1.85    8.80 to 7.26

     Capital Value
        Division:
          2006              11,695     3.65 to 28.33    213,650        1.57    0.42 to 1.85   19.45 to 17.76
          2005              13,018     3.05 to 24.06    198,490        0.01    0.42 to 1.85    6.27 to 4.88
          2004              17,135     2.87 to 22.94    214,377        1.43    0.42 to 1.85   11.67 to 10.29
          2003              18,722     2.57 to 20.80    205,389        1.44    0.42 to 1.85   24.97 to 23.20
                                                                                                (14.02) to
          2002              21,252     2.05 to 16.88    175,700        0.78    0.42 to 1.85       (15.25)

     Diversified
        International
        Division:
          2006              13,309     2.99 to 26.09    290,731        1.18    0.42 to 1.85   27.43 to 25.63
          2005              13,536     2.35 to 20.77    228,177        1.03    0.42 to 1.85   23.04 to 21.53
          2004              15,016     1.91 to 17.09    184,002        0.94    0.42 to 1.85   20.89 to 18.76
          2003              14,422     1.47 to 14.39    137,068        1.04    0.42 to 1.85   31.78 to 29.91
                                                                                                (16.42) to
          2002              14,934     1.20 to 11.07    100,045        0.49    0.42 to 1.85       (17.61)

     Dreyfus IP Founders
        Discovery Initial
        Shares Division:
          2006               2,033    $8.76 to $8.46    $17,584           -%  1.25% to 1.85%  4.51% to 3.89%
          2005               1,907     8.38 to 8.15      15,815          -     1.25 to 1.85  (1.30) to (1.93)
          2004               1,581     8.49 to 8.31      13,319          -     1.25 to 1.85    8.43 to 7.92
          2003                 848     7.83 to 7.70       6,592          -     1.25 to 1.85   34.49 to 33.69
                                                                                                (34.06) to
          2002                 235     5.82 to 5.76       1,361          -     1.25 to 1.85       (34.46)

     Dreyfus IP Technology
        Service Shares
        Division:
          2006                  37    12.18 to 12.00        452          -     1.25 to 1.85    2.75 to 2.13
          2005 (6)              13    11.85 to 11.75        159          -     1.25 to 1.85    2.16 to 1.56

     Equity Growth
        Division:
          2006               6,016     1.06 to 28.96    179,750          -     0.42 to 1.85    5.71 to 4.27
          2005               6,904     1.00 to 27.78    195,218          -     0.42 to 1.85    7.53 to 5.59
          2004               7,862     0.93 to 26.31    207,318        0.53    0.42 to 1.85    8.14 to 7.34
          2003               8,445     0.86 to 24.51    208,587        0.41    0.42 to 1.85   25.42 to 23.64
                                                                                                (28.02) to
          2002               8,938     0.68 to 19.82    178,521        0.27    0.42 to 1.85       (29.04)

     Equity Income
        Division:
          2006              11,269     1.21 to 13.59    155,519        1.85    0.42 to 1.85   20.79 to 19.08
          2005               7,195     1.00 to 11.41     83,133        0.08    0.42 to 1.85    7.53 to 6.64
          2004               3,782     0.93 to 10.70     40,432        4.10    1.25 to 1.85   17.72 to 15.44
          2003               2,907     0.79 to 9.27      27,203        4.44    0.42 to 1.85   13.36 to 11.74
          2002               2,743     0.70 to 8.29      22,961        4.42    0.42 to 1.85  (3.82) to (14.21)

     Equity Value Division:
          2006                 294    13.42 to 13.24      3,927        1.70    1.25 to 1.85   18.08 to 17.37
          2005 (6)             133    11.37 to 11.28      1,511        2.48    1.25 to 1.85    2.52 to 1.90

     Fidelity VIP
        Equity-Income
        Service Class 2
        Division:
          2006               5,585    13.95 to 13.57     77,174        2.96    1.25 to 1.85   18.44 to 17.74
          2005               5,125    11.78 to 11.53     59,908        1.31    1.25 to 1.85    4.25 to 3.69
          2004               4,327    11.30 to 11.12     48,616        1.05    1.25 to 1.85    9.92 to 9.23
          2003               2,353    10.28 to 10.18     24,125        0.70    1.25 to 1.85   28.41 to 27.65
                                                                                                (19.14) to
          2002 (4)             517     8.01 to 7.98       4,138          -     1.25 to 1.85       (19.44)


     Fidelity VIP Growth
        Service Class
        Division:
          2006               3,889    $8.76 to $8.45    $33,789        0.30%  1.25% to 1.85%  5.41% to 4.78%
          2005               4,630     8.31 to 8.06      38,238        0.40    1.25 to 1.85    4.40 to 3.73
          2004               5,219     7.96 to 7.77      41,373        0.16    1.25 to 1.85    1.92 to 1.30
          2003               5,302     7.81 to 7.67      41,286        0.19    1.25 to 1.85   31.13 to 30.35
                                                                                                (31.07) to
          2002 (4)           5,325     5.96 to 5.88      31,670        0.15    1.25 to 1.85       (31.48)

     Fidelity VIP Growth
        Service Class 2
        Division:
          2006                 364    12.05 to 11.88      4,365        0.09    1.25 to 1.85    5.25 to 4.62
          2005 (6)             115    11.45 to 11.35      1,309          -     1.25 to 1.85    4.19 to 3.56

     Fidelity VIP Overseas
        Service Class 2
        Division:
          2006               2,197    16.00 to 15.78     35,000        0.42    1.25 to 1.85   16.31 to 15.62
          2005 (6)             882    13.76 to 13.65     12,096          -     1.25 to 1.85   17.31 to 16.67

     Fidelity VIP II
        Contrafund Service
        Class Division:
          2006               8,076    14.79 to 14.26    118,478        1.10    1.25 to 1.85    10.21 to 9.55
          2005               7,983    13.42 to 13.02    106,462        0.19    1.25 to 1.85   15.39 to 14.71
          2004               7,170    11.63 to 11.35     82,971        0.23    1.25 to 1.85   13.91 to 13.27
          2003               6,094    10.21 to 10.02     62,014        0.33    1.25 to l.85   26.76 to 26.00
                                                                                                (10.55) to
          2002               5,347     8.05 to 7.95      42,986        0.68    1.25 to 1.85       (11.09)

     Fidelity VIP II
        Contrafund Service
        Class 2 Division:
          2006               1,620    14.41 to 14.21     23,281        1.10    1.25 to 1.85    10.05 to 9.39
          2005 (6)             528    13.10 to 12.99      6,902          -     1.25 to 1.85   15.22 to 14.45

     Fidelity VIP III Mid
        Cap Service Class
        2 Division:
          2006                 283   $15.60 to$ 15.38    $4,393        0.09%  1.25% to 1.85% 11.01% to 10.35%
          2005 (6)              71    14.05 to 13.94        997          -     1.25 to 1.85   16.50 to 15.88

     Goldman Sachs VIT Mid
        Cap Value Fund
        Service Class I
        Division:
          2006                 853    14.86 to 14.65     12,621        1.43    1.25 to 1.85   14.72 to 14.04
          2005 (6)             253    12.96 to 12.85      3,272        1.31    1.25 to 1.85   11.44 to 10.78

     Goldman Sachs
        Structured Small
        Cap Equity Service
        Class I Division:
          2006                 298    13.48 to 13.29      4,001        0.94    1.25 to 1.85   10.88 to 10.22
          2005 (6)              94    12.16 to 12.06      1,146        0.60    1.25 to 1.85    4.74 to 4.15

     Government & High
        Quality Bond
        Division:
          2006              16,900     2.18 to 17.75    276,598        4.15    0.42 to 1.85    3.79 to 2.32
          2005              18,392     2.10 to 17.35    286,799        4.41    0.42 to 1.85    1.45 to 0.17
          2004              22,005     2.07 to 17.32    306,512        4.73    0.42 to 1.85    3.50 to 1.64
          2003              25,536     2.00 to 17.04    341,730        3.41    0.42 to 1.85   1.41 to (0.03)
          2002              26,265     1.97 to 17.05    318,208        3.45    0.42 to 1.85    8.34 to 6.80

     Growth Division:
          2006               8,539     1.95 to 17.80     96,085        0.27    0.42 to 1.85    9.46 to 7.91
          2005              10,265     1.79 to 16.49    101,200        0.73    0.42 to 1.85   11.88 to 10.01
          2004              16,647     1.60 to 14.99    114,994        0.33    0.42 to 1.85    8.84 to 7.38
          2003              19,553     1.47 to 13.96    123,359        0.23    0.42 to 1.85   25.93 to 24.15
                                                                                                (29.37) to
          2002              22,176     1.17 to 11.24    111,599        0.02    0.42 to 1.85       (30.37)

     International
        Emerging Markets
        Division:
          2006               3,632    $3.17 to $28.59    $104,347          -%  0.42% to 1.85%  37.74% to 35.79%
          2005               3,018     2.30 to 21.05       62,694       1.34    0.42 to 1.85    33.72 to 31.81
          2004               2,096     1.72 to 15.97       32,241       0.79    0.42 to 1.85    24.46 to 22.56
          2003               1,274     1.38 to 13.03       16,414       1.11    0.42 to 1.85    56.56 to 54.32
          2002                 768     8.55 to 8.44         6,532       0.14    0.42 to 1.85   (8.78) to (9.32)

     International
        SmallCap Division:
          2006               4,226     2.48 to 29.72      127,551       0.52    0.42 to 1.85    29.83 to 28.00
          2005               4,454     1.91 to 23.22      102,214       0.53    0.42 to 1.85    28.19 to 26.75
          2004               4,109     1.49 to 18.32       74,478       0.76    0.42 to 1.85    29.57 to 27.84
          2003               3,557     1.15 to 14.33       51,540       1.36    0.42 to 1.85    53.55 to 51.33
          2002               3,225     0.88 to 9.47        30,873       0.27    0.42 to 1.85  (2.56) to (17.74)

     Janus Aspen Mid Cap
        Growth Service
        Shares Division:
          2006               2,530     7.74 to 7.47        19,323         -     1.25 to 1.85    11.90 to 11.23
          2005               2,681     6.92 to 6.71        18,346         -     1.25 to 1.85    10.54 to 10.00
          2004               2,849     6.26 to 6.10        17,665         -     1.25 to 1.85    19.01 to 18.22
          2003               2,855     5.26 to 5.16        14,913         -     1.25 to 1.85    33.09 to 32.30
          2002               2,550     3.95 to 3.90        10,028         -     1.25 to 1.85  (29.01) to (29.44)

     LargeCap Blend
        Division:
          2006              14,897    13.01 to 12.65      192,106       0.62    1.25 to 1.85    14.38 to 13.70
          2005              11,345    11.37 to 11.13      128,134       0.01    1.25 to 1.85     3.36 to 2.87
          2004               7,891    11.00 to 10.82       86,333       1.18    1.25 to 1.85     9.02 to 8.31
          2003               4,990     10.09 to 9.99       50,195       0.98    1.25 to 1.85    22.22 to 21.49
          2002 (4)           1,412     8.25 to 8.22        11,648       0.87    1.25 to 1.85  (16.46) to (16.76)

     LargeCap Growth
        Equity Division:
          2006               3,188     0.78 to 5.48        19,397         -     0.42 to 1.85     2.30 to 0.85
          2005               3,271     0.76 to 5.44        18,820       0.15    0.42 to 1.85     2.70 to 1.87
          2004               3,253     0.74 to 5.34        18,253       0.28    0.42 to 1.85     2.78 to 1.14
          2003               2,824     0.72 to 5.28        15,478         -     0.42 to 1.85    22.63 to 20.89
          2002                 855     4.42 to 4.36         3,761         -     1.25 to 1.85  (34.10) to (34.50)

     LargeCap Stock Index
        Division:
          2006              15,070    $1.22 to$ 10.19    $152,650       1.33%  0.42% to 1.85%  15.09% to 13.46%
          2005              15,133     1.06 to 8.98       134,689       0.03    0.42 to 1.85     3.92 to 2.51
          2004              14,735     1.02 to 8.76       127,190       1.60    0.42 to 1.85     9.68 to 8.42
          2003              11,654     0.93 to 8.08        93,977       1.41    0.42 to 1.85    27.78 to 25.97
          2002               8,549     0.73 to 6.42        55,031       1.21    0.42 to 1.85  (22.77) to (23.86)

     LargeCap Value
        Division:
          2006              11,912    14.70 to 14.30      173,683       0.94    1.25 to 1.85    20.04 to 19.33
          2005               9,023    12.24 to 11.98      109,779       0.01    1.25 to 1.85     4.08 to 3.45
          2004               6,391    11.76 to 11.58       74,817       1.59    1.25 to 1.85    11.68 to 11.03
          2003               4,011    10.53 to 10.43       42,122       1.63    1.25 to 1.85    26.46 to 25.71
          2002 (4)           1,317     8.33 to 8.29        10,958       1.89    1.25 to 1.85  (15.99) to (16.30)

     MidCap Division:
          2006              11,881     4.17 to 37.04      367,161       1.03    0.42 to 1.85    13.75 to 12.14
          2005              13,033     3.66 to 33.03      339,324       0.09    0.42 to 1.85     8.61 to 7.21
          2004              15,701     3.37 to 30.81      322,650       1.18    0.42 to 1.85    17.42 to 15.57
          2003              16,473     2.87 to 26.66      277,286       1.06    0.42 to 1.85    32.25 to 30.38
          2002              17,766     2.17 to 20.44      209,892       0.96    0.42 to 1.85  (9.13) to (10.42)

     MidCap Growth
        Division:
          2006               4,666     1.31 to 12.06       57,787         -     0.42 to 1.85     9.20 to 7.64
          2005               4,764     1.20 to 11.21       53,923         -     0.42 to 1.85    13.21 to 11.65
          2004               4,811     1.06 to 10.04       48,681         -     0.42 to 1.85    11.58 to 9.73
          2003               4,535     0.95 to 9.15        41,402         -     0.42 to 1.85    39.99 to 38.00
          2002               2,226     0.68 to 6.63        14,937         -     0.42 to 1.85  (39.86) to (27.62)

     MidCap Value Division:
          2006               6,981     1.83 to 16.42      119,378       0.24    0.42 to 1.85    12.80 to 11.20
          2005               6,389     1.62 to 14.76       94,905         -     0.42 to 1.85    10.20 to 8.53
          2004               4,931     1.47 to 13.60       66,587       0.10    0.42 to 1.85    22.50 to 20.35
          2003               3,343     1.20 to 11.30       37,406       0.08    0.42 to 1.85    35.92 to 33.99
          2002               1,878     0.89 to 8.43        16,144       0.73    0.42 to 1.85  (10.34) to (11.61)

     Money Market Division:
          2006               9,838     1.60 to 13.28       94,506       4.53    0.42 to 1.85     4.32 to 2.71
          2005               9,888     1.54 to 12.93       82,162       2.64    0.42 to 1.85     2.67 to 0.70
          2004              12,349     1.50 to 2.13        89,606       0.88    0.42 to 2.16     - to (0.93)
          2003              15,091     1.50 to 12.96      107,056       0.78    0.42 to 1.85    0.31 to (1.11)
          2002              20,955     1.49 to 13.11      157,262       1.40    0.42 to 1.85    0.99 to (0.45)

     Neuberger Berman AMT
        Fasciano
        S Class Division:
                                                                           -%      1.25% to
          2006                 174   $11.58 to $11.42    $2,008                1.85%              3.95% to 3.33%
          2005 (6)              58    11.14 to 11.05        640           -      1.25 to 1.85      1.64 to 1.01

     Neuberger Berman AMT
        High Income Bond S
        Class Division:
          2006                 194    10.66 to 10.52      2,064         8.30     1.25 to 1.85      6.13 to 5.50
          2005 (6)              89     10.05 to 9.97        886        10.56     1.25 to 1.85      - to (0.70)

     Neuberger Berman AMT
        Partners I Class
        Division:
          2006                 310    15.15 to 14.94      4,672         0.96     1.25 to 1.85     10.85 to 10.19
          2005 (6)              65    13.67 to 13.55        884         1.51     1.25 to 1.85     16.64 to 15.81

     Neuberger Berman AMT
        Socially
        Responsive I Class
        Division:
          2006                 186    13.62 to 13.43      2,519         0.14     1.25 to 1.85     12.29 to 11.62
          2005 (6)              64    12.13 to 12.03        773           -      1.25 to 1.85      5.57 to 4.88

     Principal LifeTime
        Strategic Income
        Division:
          2006               1,035    12.10 to 11.93     12,491         0.13     1.25 to 1.85      8.89 to 8.24
          2005 (6)             490    11.11 to 11.02      5,446           -      1.25 to 1.85      3.64 to 2.99

     Principal LifeTime
        2010 Division:
          2006               2,089    10.85 to 12.43     26,166         0.04     0.95 to 1.85     8.55 to 10.24
          2005 (6)           1,126    11.36 to 11.27     12,780           -      1.25 to 1.85      4.32 to 3.78


     Principal LifeTime
        2020 Division:
          2006               7,291   $11.04 to $13.03   $95,945         -%    0.95% to 1.85% 10.43% to 13.06%
          2005 (6)           2,259    11.62 to 11.52     26,189          -     1.25 to 1.85    5.44 to 4.82

     Principal LifeTime
        2030 Division:
          2006                 914    11.01 to 12.99     11,982        0.01    0.95 to 1.85   10.17 to 12.73
          2005 (6)             280    11.61 to 11.52      3,241          -     1.25 to 1.85    5.45 to 4.82

     Principal LifeTime
        2040 Division:
          2006                 390    11.01 to 13.22      5,191        0.02    0.95 to 1.85   10.22 to 13.03
          2005 (6)             123    11.79 to 11.70      1,449          -     1.25 to 1.85    5.93 to 5.31

     Principal LifeTime
        2050 Division:
          2006                 260    13.48 to 13.29      3,485        0.01    1.25 to 1.85   14.06 to 13.38
          2005 (6)              66    11.82 to 11.73        774          -     1.25 to 1.85    6.20 to 5.68

     Real Estate
        Securities
        Division:
          2006               5,236     3.18 to 35.07    181,645        1.59    0.42 to 1.85   36.04 to 34.11
          2005               5,253     2.34 to 26.15    133,793        0.02    0.42 to 1.85   15.27 to 13.75
          2004               5,230     2.03 to 22.99    115,811        2.28    0.42 to 1.85   34.44 to 32.05
          2003               4,200     1.51 to 17.41     71,203        3.69    0.42 to 1.85   38.33 to 36.37
          2002               2,762     1.09 to 12.77     34,861        4.15    0.42 to 1.85    7.27 to 5.75

     Short-Term Bond
        Division:
          2006              11,441    10.48 to 10.11    117,594        2.22    0.85 to 1.85    3.56 to 2.53
          2005               8,171     10.12 to 9.86     81,529        1.51    0.85 to 1.85   0.90 to (0.10)
          2004               5,485     10.03 to 9.87     54,515          -     0.85 to 1.85   0.50 to (0.50)
          2003 (5)           2,055     9.98 to 9.92      20,446        2.63    0.85 to 1.85  (0.25) to (0.86)

     SmallCap Division:
          2006               5,338     1.31 to 12.92     71,752        0.16    0.42 to 1.85   12.23 to 10.64
          2005               5,934     1.17 to 11.68     70,854        0.02    0.42 to 1.85    6.36 to 5.13
          2004               5,891     1.10 to 11.11     66,830          -     0.42 to 1.85   19.57 to 17.57
          2003               5,224     0.92 to 9.45      50,283        0.10    0.42 to 1.85   36.29 to 34.32
                                                                                                (27.63) to
          2002               3,608     0.68 to 7.03      25,858        0.09    0.42 to 1.85       (28.66)

     SmallCap Growth
        Division:
          2006               4,608    $0.80 to $10.37   $48,773           -%  0.42% to 1.85%  8.52% to 6.98%
          2005               4,861     0.73 to 9.69      46,695          -     0.42 to 1.85    5.80 to 4.64
          2004               5,065     0.69 to 9.26      46,544          -     0.42 to 1.85    11.29 to 9.20
          2003               4,956     0.62 to 8.48      41,566          -     0.42 to 1.85   45.04 to 42.98
                                                                                                (44.13) to
          2002               4,236     0.43 to 5.93      25,168          -     0.42 to 1.85       (46.85)

     SmallCap Value
        Division:
          2006               4,998     2.01 to 25.05    126,060        0.29    0.42 to 1.85   18.15 to 16.47
          2005               4,563     1.70 to 21.51     95,378        0.04    0.42 to 1.85    5.59 to 4.27
          2004               3,973     1.61 to 20.63     78,298        0.17    0.42 to 1.85   22.90 to 20.86
          2003               3,375     1.31 to 17.07     56,509        0.44    0.42 to 1.85   49.98 to 47.85
          2002               2,672     0.88 to 11.55     30,766        0.66    0.42 to 1.85  (9.25) to (10.54)

     T. Rowe Price Blue Chip Growth II Division:
          2006                  83    12.49 to 12.32      1,028        0.24    1.25 to 1.85    7.97 to 7.33
          2005 (6)              56    11.57 to 11.48        644        0.28    1.25 to 1.85    4.33 to 3.70

     T. Rowe Price Health Science II Division:
          2006                 162    13.62 to 13.43      2,197           -    1.25 to 1.85    7.09 to 6.45
          2005 (6)              43    12.72 to 12.62        551           -    1.25 to 1.85   11.78 to 11.09

     Templeton Growth
        Securities Class 2
        Division:
          2006                 160         18.97          3,029        1.28        0.85            20.78
          2005                 146         15.70          2,287        1.07        0.85            7.90
          2004                 127         14.55          1,852        1.11        0.85            15.11
          2003                  94         12.64          1,193        1.48        0.85            31.02
          2002                  85         9.65             824        2.44        0.85           (19.18)

     (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     (2) These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

     (4) Commencement of operations, May 18, 2002. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2002.

    (5) Commencement of operations, May 17, 2003. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2003.

     (6) Commencement of operations, January 4, 2005. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.

     (7) Commencement of operations, April 28, 2006. Investment income ratio and expense ratio have been annualized for the period ended December 31, 2005.


There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

                                                                  2006 Total
                                        Division                 Return Range
     ---------------------------------------------------------------------------

     American Century VP Income & Growth Class I Division      12.69% to 16.10%
     Capital Value Division                                     13.20 to 19.45
     Diversified International Division                         19.66 to 27.43
     LargeCap Stock Index Division                              11.23 to 15.09
     LargeCap Growth Equity Division                             0.84 to 2.30
     MidCap Division                                            11.04 to 13.75
     MidCap Growth Division                                      3.08 to 9.20
     MidCap Value Division                                       8.72 to12.80
     Principal LifeTime 2010 Division                           8.55 to 10.91
     Principal LifeTime 2020 Division                           10.43 to 13.73
     Principal LifeTime 2030 Division                           10.17 to 13.40
     Principal LifeTime 2040 Division                           10.22 to 13.70
     Principal LifeTime 2050 Division                           10.41 to 14.06
     Real Estate Securities Division                            23.83 to 36.04
     SmallCap Division                                          5.04 to 12.23
     SmallCap Growth Division                                    0.12 to 8.52
     SmallCap Value Division                                    8.88 to 18.15






                                                                  2005 Total
                                        Division                 Return Range
     ---------------------------------------------------------------------------

     Balanced Division                                          4.80% to 6.52%
     Bond Division                                               0.62 to 2.60
     Capital Value Division                                      4.88 to 6.47
     Diversified International Division                         21.53 to 23.12
     Government & High Quality Bond Division                     0.17 to 1.49
     LargeCap Growth Equity Division                             1.87 to 2.74
     MidCap Division                                             7.21 to 8.84


                                                                  2004 Total
                                        Division                 Return Range
     ---------------------------------------------------------------------------

     Balanced Division                                          8.06% to 9.88%
     Bond Division                                               1.59 to 7.03
     Capital Value Division                                     10.29 to 12.12
     Money Market Division                                       (1.00) to -
     Small Cap Division                                         17.57 to 39.04


                                                                  2003 Total
                                        Division                 Return Range
     ---------------------------------------------------------------------------

     American Century VP Income & Growth Class I Division 26.98% to 28.26% Government Securities Division (0.69) to 1.41 LargeCap Growth Equity Division 17.63 to 22.63


                                                                 2002 Total
                                        Division                Return Range
     ---------------------------------------------------------------------------

     LargeCap Growth Equity Division                        (31.57)% to (30.46)%
     MidCap Growth Division                                  (39.86) to (26.89)

             Report of Independent Registered Public Accounting Firm


The Board of Directors and Stockholder
Principal Life Insurance Company

         We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company ("the Company") as of December 31, 2006 and 2005, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2006 and 2005, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

         As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for certain fixed and variable contract features effective January 1, 2004, certain non-monetary exchanges of similar productive assets (primarily real estate) effective July 1, 2005, and its pension and other post-retirement benefits effective December 31, 2006.

                                           /s/Ernst & Young LLP

Des Moines, Iowa
March 5, 2007

                        Principal Life Insurance Company
                  Consolidated Statements of Financial Position


                                                        December 31,
                                                    2006            2005
                                                       (in millions)
Assets
Fixed maturities, available-for-sale                $42,168.8       $39,949.0
Fixed maturities, trading                               197.9           105.0
Equity securities, available-for-sale                   645.3           702.9
Equity securities, trading                              148.2            60.1
Mortgage loans                                       11,141.9        10,979.2
Real estate                                             854.8           888.4
Policy loans                                            850.7           827.7
Other investments                                       933.6           716.5
  Total investments                                  56,941.2        54,228.8
Cash and cash equivalents                             1,898.0         1,715.1
Accrued investment income                               715.2           668.7
Premiums due and other receivables                      839.4           564.4
Deferred policy acquisition costs                     2,265.9         2,069.9
Property and equipment                                  404.7           406.7
Goodwill                                                229.5           207.8
Other intangibles                                       197.1            94.8
Separate account assets                              69,451.7        58,670.8
Assets of discontinued operations                         --             103.2
Other assets                                          1,509.4         1,268.7
  Total assets                                     $134,452.1      $119,998.9
Liabilities
Contractholder funds                                $36,782.7       $33,598.6
Future policy benefits and claims                    15,004.2        14,650.3
Other policyholder funds                                613.6           654.1
Short-term debt                                         412.2           719.1
Long-term debt                                          298.6           313.5
Income taxes currently payable                            9.1             --
Deferred income taxes                                   758.1           875.5
Separate account liabilities                         69,451.7        58,670.8
Liabilities of discontinued operations                    --               4.5
Other liabilities                                     4,320.6         3,429.9
  Total liabilities                                 127,650.8       112,916.3
Stockholder's equity
Common stock, par value $1 per share -
5.0 million shares authorized, 2.5
million shares
  issued and outstanding (wholly owned indirectly
by Principal Financial Group, Inc.)                       2.5             2.5
Additional paid-in capital                            5,515.3         5,354.8
Retained earnings                                       670.9           870.4
Accumulated other comprehensive income                  612.6           854.9
  Total stockholder's equity                          6,801.3         7,082.6
  Total liabilities and stockholder's equity       $134,452.1      $119,998.9

==========================================================
See accompanying notes.







                        Principal Life Insurance Company
                      Consolidated Statements of Operations


                                                                                      For the year ended December 31,
                                                                                     2006             2005           2004
                                                                                               (in millions)
Revenues
Premiums and other considerations                                                  $4,066.2         $3,727.4         $3,468.9
Fees and other revenues                                                             1,634.3          1,486.6          1,279.7
Net investment income                                                               3,350.2          3,133.1          3,027.5
Net realized/unrealized capital gains (losses)                                         30.4            (17.5)          (109.7)
  Total revenues                                                                    9,081.1          8,329.6          7,666.4
Expenses
Benefits, claims, and settlement expenses                                           5,293.3          4,873.6          4,602.2
Dividends to policyholders                                                            290.7            293.0            296.7
Operating expenses                                                                  2,231.0          2,063.0          1,876.5
  Total expenses                                                                    7,815.0          7,229.6          6,775.4
Income from continuing operations before income taxes                               1,266.1          1,100.0            891.0
Income taxes                                                                          319.1            286.8            225.4
Income from continuing operations, net of related income taxes                        947.0            813.2            665.6
Income from discontinued operations, net of related income taxes                       30.6             18.9            104.6
Income before cumulative effect of accounting change                                  977.6            832.1            770.2
Cumulative effect of accounting change, net of related income taxes                     --                --               (2.4)
Net income                                                                           $977.6           $832.1           $767.8


See accompanying notes.

                        Principal Life Insurance Company
                 Consolidated Statements of Stockholder's Equity

                                                                                       Accumulated
                                                      Additional                          other             Total
                                        Common         paid-in         Retained       comprehensive     stockholder's
                                         stock         capital         earnings           income            equity
                                                                       (in millions)
Balances at January 1, 2004               $2.5        $5,052.1          $594.6         $1,216.8           $6,866.0
Return of capital to parent                --              (0.6)            --                --                 (0.6)

Capital transactions of equity                                                                         ----------------
  method investee, net of related
  income taxes                             --              20.4             --                --                 20.4
Stock-based compensation and
  additional related tax benefits          --              40.8             --                --                 40.8
Dividends to parent                        --               --          (1,124.1)             --             (1,124.1)
Comprehensive income:
  Net income                               --               --             767.8              --                767.8
  Net unrealized gains, net                --               --               --               89.4               89.4
  Foreign currency translation
    adjustment                             --               --               --               (0.6)              (0.6)
   Minimum pension liability, net
    of related income taxes                --               --               --               (2.8)              (2.8)
Comprehensive income                                                                                         853.8
Balances at December 31, 2004              2.5         5,112.7           238.3          1,302.8            6,656.3
Capital contributions                      --              34.0             --                --                 34.0
Capital transactions of equity
  method investee, net of related
  income taxes                             --              (0.1)            --                --                 (0.1)
Stock-based compensation and
  additional related tax benefits          --              44.4             --                --                 44.4
Tax benefits related to
  demutualization                          --             163.8             --                --                163.8
Dividends to parent                        --               --            (200.0)             --               (200.0)
Comprehensive income:
  Net income                               --               --             832.1              --                832.1
  Net unrealized losses, net               --               --               --             (442.4)            (442.4)
  Foreign currency translation
    adjustment                             --               --               --                0.7                0.7
  Minimum pension liability, net
    of related income taxes                --               --               --               (6.2)              (6.2)
Comprehensive income                                                                                         384.2
Balances at December 31, 2005             $2.5        $5,354.8          $870.4           $854.9           $7,082.6

==============================================================================

                        Principal Life Insurance Company
          Consolidated Statements of Stockholder's Equity (continued)

                                                                                       Accumulated
                                                      Additional                          other              Total
                                         Common         paid-in        Retained       comprehensive      stockholder's
                                         stock          capital        earnings           income            equity
                                                                        (in millions)
Balances at January 1, 2006               $2.5         $5,354.8         $870.4           $854.9           $7,082.6
Capital contributions                      --               93.8            --                --                 93.8
Capital transactions of equity
  method investee, net of related
  income taxes                             --                1.7            --                --                  1.7
Stock-based compensation and
  additional related tax benefits          --               65.0           (0.9)             --                 64.1
Dividends to parent                        --                --         (1,176.2)             --             (1,176.2)
Transition adjustment related to
  post-retirement benefit
  obligations, net of related
  income taxes                             --                --              --               23.3               23.3
Comprehensive income:
  Net income                               --                --            977.6              --                977.6
  Net unrealized losses, net               --                --              --             (269.9)            (269.9)
  Foreign currency translation
    adjustment                             --                --              --                1.6                1.6
  Minimum pension liability, net
    of related income taxes                --                --              --                2.7                2.7
Comprehensive income                                                                                         712.0
Balances at December 31, 2006             $2.5         $5,515.3         $670.9           $612.6           $6,801.3

============================================================================
See accompanying notes.

                        Principal Life Insurance Company
                      Consolidated Statements of Cash Flows

                                                                                     For the year ended December 31,
                                                                                  2006             2005            2004
                                                                                              (in millions)
Operating activities
Net income                                                                          $977.6           $832.1           $767.8
Adjustments to reconcile net income to net cash provided by operating activities:
  Income from discontinued operations, net of related income taxes                   (30.6)           (18.9)          (104.6)
  Cumulative effect of accounting change, net of related income taxes                  --                --                2.4
  Amortization of deferred policy acquisition costs                                  236.8            238.8            207.7
  Additions to deferred policy acquisition costs                                    (445.8)          (440.6)          (457.8)
  Accrued investment income                                                          (46.5)             0.9            (27.0)
  Net cash flows from (for) trading securities                                       (93.0)           (29.4)             6.3
  Premiums due and other receivables                                                 (98.7)           (63.3)           (21.4)
  Contractholder and policyholder liabilities and dividends                        1,692.9          1,585.2          1,414.0
  Current and deferred income taxes                                                  125.0           (445.1)            34.3
  Net realized/unrealized capital (gains) losses                                     (30.4)            17.5            109.7
  Depreciation and amortization expense                                               83.3             83.4             93.2
  Mortgage loans held for sale, acquired or originated                              (382.6)        (2,177.5)        (1,045.7)
  Mortgage loans held for sale, sold or repaid, net of gain                          719.7          2,238.6            845.1
  Real estate acquired through operating activities                                  (82.3)           (44.6)           (45.8)
  Real estate sold through operating activities                                       91.4             41.9             84.7
  Stock-based compensation                                                            63.8             44.4             39.4
  Other                                                                             (266.8)           127.9           (517.8)
Net adjustments                                                                    1,536.2          1,159.2            616.7
Net cash provided by operating activities                                          2,513.8          1,991.3          1,384.5
Investing activities Available-for-sale securities:
  Purchases                                                                       (7,399.7)        (8,243.4)        (9,126.9)
  Sales                                                                            1,094.0          2,759.5          1,759.8
  Maturities                                                                       3,453.5          3,734.0          4,082.0
Mortgage loans acquired or originated                                             (2,501.0)        (2,293.8)        (2,612.3)
Mortgage loans sold or repaid                                                      2,002.0          2,563.2          2,380.8
Real estate acquired                                                                 (29.1)           (92.2)          (327.5)
Real estate sold                                                                     211.1            319.3            345.4
Net purchases of property and equipment                                              (39.5)           (37.6)           (42.3)
Net proceeds from sales of subsidiaries                                                --                --              674.6
Purchases of interest in subsidiaries, net of cash acquired                          (37.2)           (57.9)           (87.2)
Net change in other investments                                                       94.2             35.6            154.6
Net cash used in investing activities                                            $(3,151.7)       $(1,313.3)       $(2,799.0)

------------------------------------------------------------------------------

                        Principal Life Insurance Company
                Consolidated Statements of Cash Flows (continued)

                                                                               For the year ended December 31,
                                                                           2006              2005             2004
                                                                                        (in millions)
Financing activities
Proceeds from financing element derivatives                                  $132.1            $168.4           $110.6
Payments for financing element derivatives                                   (141.0)           (123.2)           (84.6)
Excess tax benefits from share-based payment arrangements                       8.4               --                --
Dividends to parent                                                        (1,176.2)           (200.0)        (1,124.1)
(Return of capital)/capital contribution (from)/to parent                      (5.8)             34.0             (0.6)
Issuance of long-term debt                                                      1.0              38.3             12.1
Principal repayments of long-term debt                                        (16.0)            (72.6)          (246.7)
Net proceeds (repayments) of short-term borrowings                           (306.9)             21.4            220.6
Investment contract deposits                                                8,925.7           7,250.0          7,312.4
Investment contract withdrawals                                            (6,859.4)         (6,504.5)        (5,294.9)
Net increase (decrease) in banking operation deposits                         258.9              41.9             (5.0)
Net cash provided by financing activities                                     820.8             653.7            899.8
Discontinued operations
Net cash provided by (used in) operating activities                            (1.1)            125.1           (628.0)
Net cash used in investing activities                                          (0.9)           (125.0)          (471.7)
Net cash provided by financing activities                                       --                 --              600.0
Net cash provided by (used in) discontinued operations                         (2.0)              0.1           (499.7)

Net increase (decrease) in cash and cash equivalents                          180.9           1,331.8         (1,014.4)

Cash and cash equivalents at beginning of year                              1,717.1             385.3          1,399.7
Cash and cash equivalents at end of year                                   $1,898.0          $1,717.1           $385.3
Cash and cash equivalents of discontinued operations included above
   At beginning of year                                                        $2.0              $1.9           $501.6
   At end of year                                                              $ --               $2.0             $1.9
Schedule of noncash transactions
Capital contribution related to the allocation of intangible assets           $99.9              $--               $--
Tax benefits related to demutualization                                        $ --             $163.8             $--

================================================================================
See accompanying notes.

                        Principal Life Insurance Company
                   Notes to Consolidated Financial Statements
                                December 31, 2006


1.  Nature of Operations and Significant Accounting Policies

Description of Business

         Principal Life Insurance Company along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc.

Basis of Presentation

         The accompanying consolidated financial statements, which include our majority-owned subsidiaries and consolidated variable interest entities ("VIEs"), have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"). Less than majority-owned entities in which we had at least a 20% interest and LLCs, partnerships and real estate joint ventures in which we had at least a 5% interest, are reported on the equity basis in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% are accounted for under the equity or cost method depending upon the specific facts and circumstances of our ownership and involvement. All significant intercompany accounts and transactions have been eliminated. Information included in the notes to the financial statements excludes information applicable to less than majority-owned entities reported on the equity and cost methods, unless otherwise noted.

Closed Block

         We operate a closed block ("Closed Block") for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company ("MIHC") formation. See Note 9, Closed Block, for further details.

Use of Estimates in the Preparation of Financial Statements

         The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes.

Recent Accounting Pronouncements

         The Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and 132R ("SFAS 158"), on September 29, 2006. SFAS 158 requires an entity to recognize in its statement of financial position an asset for a defined benefit postretirement plan's overfunded status or a liability for a plan's underfunded status. This statement eliminates the ability to choose a measurement date, by requiring that plan assets and benefit obligations be measured as of the annual balance sheet date. The requirement to recognize the funded status of a defined benefit postretirement plan and the disclosure requirements are effective for fiscal years ending after December 15, 2006, and did not have a material impact on our consolidated financial statements. The requirement to measure plan assets and benefit obligations as of the annual balance sheet date is effective for fiscal years ending after December 15, 2008. See Note 14, Employee and Agent Benefits, for further details.

         On September 15, 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). This standard, which provides guidance for using fair value to measure assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not expand the use of fair value in any new circumstances. SFAS 157 establishes a fair value hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. We are still evaluating the impact this guidance will have on our consolidated financial statements.



                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

         The staff of the United States Securities and Exchange Commission ("SEC") published Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"), on September 13, 2006. SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. Under SAB 108, registrants are required to quantify the effects on the current year financial statements of correcting all misstatements, including both the carryover and reversing effects of uncorrected prior year misstatements. After considering all relevant quantitative and qualitative factors, if a misstatement is material, a registrant's prior year financial statements must be restated. SAB 108 offers special transition provisions only for circumstances where its application would have altered previous materiality conclusions. When applying the special transition provisions, instead of restating prior period financial statements, a registrant must record the effect as a cumulative-effect adjustment to beginning-of-year retained earnings. SAB 108 is effective for fiscal years ending after November 15, 2006. SAB 108 did not have a material impact on our consolidated financial statements.

         On July 13, 2006, the FASB issued FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48, which is an interpretation of SFAS No. 109, Accounting for Income Taxes, prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. FIN 48 requires the affirmative evaluation that it is more likely than not, based on the technical merits of a tax position, that an enterprise is entitled to economic benefits resulting from positions taken in income tax returns. If a tax position does not meet the more-likely-than-not recognition threshold, the benefit of that position is not recognized in the financial statements. FIN 48 also requires companies to disclose additional quantitative and qualitative information in their financial statements about uncertain tax positions. FIN 48 is effective for fiscal years beginning after December 15, 2006, and the cumulative effect of applying this Interpretation shall be reported as an adjustment to the opening balance of retained earnings for that fiscal year. FIN 48 is not expected to have a material impact on our consolidated financial statements.

         On March 17, 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets ("SFAS 156"), which amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). This Statement (1) requires an entity to recognize a servicing asset or liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in specified situations,
(2) requires all separately recognized servicing assets and liabilities to be initially measured at fair value, (3) for subsequent measurement of each class of separately recognized servicing assets and liabilities, allows an entity to elect either the amortization or fair value measurement method, (4) permits a one-time reclassification of available-for-sale ("AFS") securities to trading securities by an entity with recognized servicing rights, without calling into question the treatment of other AFS securities, provided the AFS securities are identified in some manner as offsetting the entity's exposure to changes in fair value of servicing assets or liabilities that a servicer elects to subsequently measure at fair value, and (5) requires separate presentation of servicing assets and liabilities measured at fair value in the statement of financial position and also requires additional disclosures. The initial measurement requirements of this statement should be applied prospectively to all transactions entered into after the fiscal year beginning after September 15, 2006. The election related to the subsequent measurement of servicing assets and liabilities is also effective the first fiscal year beginning after September 15, 2006. SFAS 156 is not expected to have a material impact on our consolidated financial statements.

         On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140 ("SFAS 155"), which amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") and SFAS 140. SFAS 155 (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be
                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this Statement. Any changes resulting from the adoption of this Statement should be recognized as a cumulative effect adjustment to beginning retained earnings. SFAS 155 is not expected to have a material impact on our consolidated financial statements.

         On September 19, 2005, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized deferred policy acquisition costs, unearned revenue liabilities, and deferred sales inducement costs from the replaced contract should be written off and acquisition costs on the new contracts capitalized as appropriate. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. SOP 05-1 is not expected to have a material impact on our consolidated financial statements.

         On May 30, 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"), which changes the requirements for the accounting and reporting of a change in accounting principle. Under SFAS 154, a change in accounting principle should be retrospectively applied to all prior periods, unless it is impracticable to do so. This retrospective application requirement replaces the Accounting Principles Board ("APB") Opinion No. 20, Accounting Changes ("APB 20"), requirement to recognize changes in accounting principle by including the cumulative effect of the change in net income during the current period. SFAS 154 applies to all voluntary changes in accounting principles where we are changing to a more preferable accounting method, as well as to changes required by an accounting pronouncement that does not contain specific transition provisions. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate. SFAS 154 is effective for accounting changes on or after January 1, 2006. SFAS 154 does not change the transition provisions of any existing accounting pronouncements.

         On December 16, 2004, the FASB issued SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123R"). SFAS 123R requires all share-based payments to employees to be recognized at fair value in the financial statements. SFAS 123R replaces SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), supersedes APB Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and SFAS No. 148, Accounting for Stock-Based Compensation-Transition and Disclosure - an Amendment of FASB Statement No. 123 and amends SFAS No. 95, Statement of Cash Flows. On April 14, 2005, the SEC approved a new rule delaying the effective date of SFAS 123R to annual periods that begin after June 15, 2005. Accordingly, Principal Financial Group, Inc. adopted SFAS 123R effective January 1, 2006 using the modified-prospective method.

         The provisions of our stock awards allow approved retirees to retain all or a portion of their awards if they retire prior to the end of the required service period. SFAS 123R considers this to be a nonsubstantive service condition. Accordingly, it is appropriate to recognize compensation cost either immediately for stock awards granted to retirement eligible employees, or over the period from the grant date to the date retirement eligibility is achieved, if retirement eligibility is expected to occur during the nominal vesting period. Our approach was to follow the widespread practice of recognizing compensation cost over the explicit service period (up to the date of actual retirement). For any awards that are granted after our adoption of SFAS 123R on January 1, 2006, we recognize compensation cost through the period that the employee first becomes eligible to retire and is no longer required to provide service to earn the award. If we had applied the nonsubstantive vesting provisions of SFAS 123R to awards granted prior to January 1, 2006, our consolidated financial statements would not have been materially impacted.

         SFAS 123R requires that the benefits of tax deductions in excess of recognized compensation cost be reported as a financing cash flow, rather than as an operating cash flow. This requirement reduces net operating cash flows and increases net financing cash flows in periods after the effective date.
                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

         Under the modified-prospective method, any excess income tax deduction realized for awards accounted for under SFAS 123R (regardless of the type of award or the jurisdiction in which the tax benefit is generated) is eligible to absorb write-offs of deferred income tax assets for any awards accounted for under SFAS 123R. SFAS 123R does not require separate pools of excess income tax benefits for separate types of awards, rather the excess income tax benefits of employee and nonemployee awards may be combined in a single pool of excess tax benefits. Our policy is to pool the employee and nonemployee awards together in this manner. Deferred income tax asset write-offs resulting from deficient deductions on employee awards may be offset against previous excess income tax benefits arising from nonemployee awards, and vice versa.

         This Statement did not have a material impact on our consolidated financial statements as we began expensing all stock options using a fair-value based method effective for the year beginning January 1, 2002. In addition, any stock options granted prior to January 1, 2002 were fully vested at the time of adoption of SFAS 123R. The Black-Scholes formula is used to estimate the value of stock options granted to employees. The prospective method of transition as prescribed by SFAS 123 was applied when Principal Financial Group, Inc. elected to begin expensing stock-based compensation in 2002. The cumulative effect of the change in accounting principle as a result of adopting SFAS 123R is immaterial. Therefore, the pre-tax cumulative effect of the change in accounting principle is reflected in operating expenses.

         See Note 20, Stock-Based Compensation Plans, for further details.

         In December, 2004, SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"), was issued. APB Opinion No. 29, Accounting for Nonmonetary Transactions ("APB 29"), provided the basic principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. However, APB 29 provided an exception that allowed certain exchanges of similar productive assets to be recorded at book value. SFAS 153 amends APB 29 to eliminate this exception and requires non-monetary exchanges that meet certain criteria to be accounted for at fair value. We adopted SFAS 153 and are applying its guidelines to nonmonetary exchanges occurring on or after July 1, 2005.

         On March 9, 2004, the SEC Staff issued SAB No.105, Application of Accounting Principles to Loan Commitments ("SAB 105"), in which the SEC Staff expressed their view that the fair value of recorded loan commitments, including interest rate lock commitments ("IRLCs"), that are required to follow derivative accounting under SFAS 133, should not consider the expected future cash flows related to the associated servicing of the loan. We record IRLCs at zero value at date of issuance with subsequent gains or losses measured by changes in market interest rates. Therefore, this SAB did not have a material impact on our consolidated financial statements.

         On July 7, 2003, the AcSEC issued SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"). This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance. We adopted SOP 03-1 effective January 1, 2004, and recorded a cumulative effect of accounting change of $(2.4) million, which is net of income tax benefits of $1.3 million. The accounting change impacted our Life and Health Insurance and U.S. Asset Management and Accumulation segments.

         SOP 03-1 addresses the classification of contracts and calculation of an additional liability for contracts that contain significant insurance features. The adoption of the guidance required the recognition of an additional liability in cases where the insurance benefit feature resulted in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacted the amortization of deferred policy acquisition costs ("DPAC"). As of January 1, 2004, we increased future policyholder benefits due to our no lapse guarantee feature of our universal life and variable universal life products within our Life and Health Insurance segment and for variable annuities with guaranteed minimum death benefits in our U.S. Asset Management and Accumulation segment. This resulted in an after-tax cumulative effect of $(0.9) million in the Life and Health Insurance segment and $(1.5) million in the U.S. Asset Management and Accumulation segment. In addition, the guidance clarifies the accounting and classification for sales inducements. Although the valuation impacts were immaterial, we reclassified $30.3 million of sales inducements from DPAC to other assets as of January 1, 2004.


                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Cash and Cash Equivalents

         Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

         We classify our fixed maturity and equity investments into one of two categories: available-for-sale or trading. We determine the appropriate classification of fixed maturity securities at the time of purchase. Fixed maturity securities include bonds, mortgage-backed securities and redeemable preferred stock. We classify fixed maturity securities as either available-for-sale or trading and, accordingly, carry them at fair value. (See
Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder's equity, net of adjustments related to DPAC, sales inducements, unearned revenue reserves, policyholder dividend obligation ("PDO"), derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to trading securities and available-for-sale securities in fair value hedging relationships are reflected in net income.

         The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated prepayments using a tool which models the prepayment behavior of the underlying collateral based on the current interest rate environment.

         Equity securities include mutual funds, common stock and nonredeemable preferred stock. The cost of equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities are classified as available-for-sale or trading and, accordingly, are carried at fair value. (See Note 17, Fair Value of Financial Instruments, for policies related to the determination of fair value.) Unrealized gains and losses related to available-for-sale securities are reflected in stockholder's equity, net of related DPAC, sales inducements, unearned revenue reserves, PDO, and applicable income taxes. Unrealized gains and losses related to trading securities are reflected in net income as net realized/unrealized capital gains (losses).

         Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. Any impairment losses and any changes in valuation allowances are reported in net income.

         Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances, and direct write-downs for impairment. Any changes in the valuation allowances are reported in net income as net realized/unrealized capital gains (losses). We measure impairment based upon the present value of expected cash flows discounted at the loan's effective interest rate or the loan's observable market price. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We have commercial mortgage loans held-for-sale in the amount of $77.3 million and $412.1 million at December 31, 2006 and 2005, respectively, which are carried at lower of cost or fair value, less cost to sell, and reported as mortgage loans in the statements of financial position.







                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

         Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales, unrealized gains and losses related to other than temporary impairments, trading securities, certain seed money investments, fair value hedge ineffectiveness, derivatives not designated as hedges and changes in the mortgage loan allowance are reported in net income as net realized/unrealized capital gains (losses). Investment gains and losses on sales of certain real estate held-for-sale, which do not meet the criteria for classification as a discontinued operation, are reported as net investment income and are excluded from net realized/unrealized capital gains (losses).

         Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.

Securitizations

         We, along with other contributors, sell commercial mortgage loans to trusts that, in turn, securitize the assets. As these trusts are classified as qualifying special purpose entities ("QSPE") pursuant to the guidance of SFAS 140, we recognize the gain on the sale of the loans to the trust and the trusts are not required to be consolidated under the provisions of FIN No. 46 (Revised
2003), Consolidation of Variable Interest Entities ("FIN 46R"). There is significant judgment used to determine whether a trust is a QSPE. To maintain QSPE status, the trust must continue to meet the QSPE criteria both initially and in subsequent periods. We have analyzed the governing pooling and servicing agreements for each of our securitizations and believe that the terms are industry standard and are consistent with the QSPE criteria. If at any time we determine a trust no longer qualifies as a QSPE, each trust will need to be reviewed to determine if there is a need to recognize the commercial mortgage loan asset in the statement of financial position along with the offsetting liability. In addition, certain industry practices related to the qualifying status of QSPE's are being discussed by the FASB and could impact the accounting for existing and/or future transactions.

Derivatives

         Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, swaptions, futures, currency swaps, currency forwards, credit default swaps, total return swaps, interest rate lock commitments, bond forwards, mortgage-backed forwards, commodity swaps and options. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

         Accounting and Financial Statement Presentation. We designate derivatives as either:

         (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency ("fair value" hedge);

         (b) a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency ("cash flow" hedge) ;

          (c) a derivative not designated as a hedging instrument.Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation under SFAS 133. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.







                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

         Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized/unrealized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

         Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of other comprehensive income. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impact net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

         Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

         In our commercial mortgage backed securitization operation, we enter into commitments to fund commercial mortgage loans at specified interest rates and other applicable terms within specified periods of time. These commitments are legally binding agreements to extend credit to a counterparty. Loan commitments that will be held for sale are recognized as derivatives and are recorded at fair value.

         Hedge Documentation and Effectiveness Testing. We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

        We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques. If we determine a derivative is no longer highly effective as a hedge, we prospectively discontinue hedge accounting.

         Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised; or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

         If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the statement of financial position at its fair value, with changes in fair value recognized currently in net realized/unrealized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the statement of operations line associated with the asset or liability. The component of other comprehensive income related to discontinued cash flow hedges that are no longer highly effective is amortized to the statement of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because a hedged forecasted transaction is no longer probable, the deferred gain or loss is immediately reclassified from other comprehensive income into net income.

         Embedded Derivatives. We purchase and issue financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the statement of financial position, with changes in fair value reported in net income.









                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Contractholder and Policyholder Liabilities

         Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, limited payment, participating, traditional and group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies.

         Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

         We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

         Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

         Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

         Participating business represented approximately 20%, 24% and 28% of our life insurance in force and 61%, 63% and 67% of the number of life insurance policies in force at December 31, 2006, 2005 and 2004, respectively. Participating business represented approximately 71%, 76% and 77% of life insurance premiums for the years ended December 31, 2006, 2005 and 2004, respectively. The amount of dividends to policyholders is approved annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

         Some of our policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

         The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premiums and Other Considerations,
Fees and Other Revenues and Benefits

         Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life and annuity products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

         Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

         Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds are recognized over the term of the coverage and adjusted to reflect current experience. Fees for contracts providing claim processing or other administrative services are recorded over the period the service is provided. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts.

         Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

         Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts ("GICs"), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

         Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when the service is performed or earned.

Deferred Policy Acquisition Costs

         Commissions and other costs (underwriting, issuance and field expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

         DPAC for universal life-type insurance contracts, participating life insurance policies and investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins. For investment contracts pertaining to individual and group annuities which have separate account investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DPAC. This amortization is adjusted in the current period when estimates of estimated gross profit are revised. The DPAC of nonparticipating term life insurance policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

         DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Long-Term Debt

         Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long term debt are classified as long-term debt in our statement of financial position.









                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

         We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2006, 2005 and 2004, respectively, we had reinsured $21.7 billion, $21.2 billion and $20.1 billion of life insurance in force, representing 13%, 14%, and 15%, respectively, of total net life insurance in force through a single third-party reinsurer. To minimize the possibility of losses, we regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk.

         The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

                                                                                            For the year ended
                                  December 31,
                                                                                      2006           2005            2004
                                                                                              (in millions)
  Premiums and other considerations:
    Direct                                                                          $4,229.3        $3,966.6       $3,693.1
    Assumed                                                                            117.3            56.6           67.0
    Ceded                                                                             (280.4)         (295.8)        (291.2)
  Net premiums and other considerations                                             $4,066.2        $3,727.4       $3,468.9
  Benefits, claims and settlement expenses:
    Direct                                                                          $5,472.2        $5,062.2       $4,740.9
    Assumed                                                                            141.8            77.0           83.2
    Ceded                                                                             (320.7)         (265.6)        (221.9)
  Net benefits, claims and settlement expenses                                      $5,293.3        $4,873.6       $4,602.2

Separate Accounts
===============================================================================
         The separate account assets and liabilities presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed-income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal, and expense risks, as well as administrative, maintenance and investment advisory services, that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.
         At December 31, 2006 and 2005, the separate accounts include a separate account valued at $768.4 million and $726.6 million, respectively, which primarily includes shares of Principal Financial Group, Inc. stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under the Principal Mutual Holding Company's 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets and separate account liabilities in the consolidated statements of financial position. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations. Income Taxes
         Our ultimate parent, Principal Financial Group, Inc., files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. Principal Financial Group, Inc. allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued) Goodwill and Other Intangibles
         Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite-lived intangible assets are not amortized. Rather, goodwill and indefinite-lived intangible assets are tested for impairment at one level below our operating segments on an annual basis during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.
         Intangible assets with a finite useful life are amortized as related benefits emerge over a period of 5 to 15 years and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.
Stock-Based Compensation

         Our ultimate parent, Principal Financial Group, Inc., has several stock-based compensation plans, which are described more fully in Note 20, Stock-Based Compensation Plans. The fair value method is applied to all stock-based awards granted subsequent to January 1, 2002. For stock-based awards granted prior to this date, the intrinsic value method is used.

         Awards under these plans vest over periods ranging from one year to three years. The cost related to stock-based compensation included in the determination of net income for 2004 is less than that which would have been recognized if the fair value based method had been applied to all awards since the inception of our stock-based compensation plans. Had compensation expense for our stock option awards and employees' purchase rights been determined based upon fair values at the grant dates for awards under the plans in accordance with SFAS 123, our net income would have been reduced to the pro forma amounts indicated below. For the purposes of pro forma disclosures, the estimated fair value of the options is amortized to expense over the options' vesting period.

                                                                                                  For the year ended
                                  December 31,
                                                                                            2006            2005           2004
                                                                                                     (in millions)
Net income                                                                                  $977.6         $832.1          $767.8
Add: Stock-based compensation expense included in reported net income, net of
  related tax effects                                                                         37.2           29.8            26.7
Deduct: Total stock-based compensation expense determined under fair value based
  method for all awards, net of related tax effects                                           37.2           29.8            29.3
Pro forma net income                                                                        $977.6         $832.1          $765.2

================================================================================
Reclassifications

         Reclassifications have been made to the 2005 and 2004 consolidated financial statements to conform to the 2006 presentation.


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

2.  Related Party Transactions

         We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2006, 2005 and 2004, we received $118.2 million, $114.3 million and $94.8 million, respectively, of expense reimbursements from affiliated entities.

         We and our direct parent, Principal Financial Services, Inc., are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to Principal Financial Services, Inc. in aggregate principal amounts not to exceed $3.1 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the "Internal Crediting Rate"); and (ii) Principal Financial Services, Inc. to advance cash to us in aggregate principal amounts not to exceed $1.1 billion , with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse Principal Financial Services, Inc. for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from Principal Financial Services, Inc. of $201.1 million and $229.6 million at December 31, 2006 and 2005, respectively, and earned interest of $13.5 million, $12.3 million and $8.5 million during 2006, 2005 and 2004, respectively.

         Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3.  Discontinued Operations

Real Estate Investments

         In 2005 and 2006, we sold certain real estate properties previously held for investment purposes. These properties qualify for discontinued operations treatment. Therefore, the income from discontinued operations has been removed from our results of continuing operations for all periods presented. The gains on disposal are reported as other after-tax adjustments in our Corporate and Other segment. All assets, including cash, and liabilities of the discontinued operations have been reclassified to separate discontinued asset and liability line items on the consolidated statements of financial position. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Additionally, the information included in the notes to the financial statements excludes information applicable to these properties, unless otherwise noted.

         The properties were sold to take advantage of positive real estate market conditions in specific geographic locations and to further diversify our real estate portfolio.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3.  Discontinued Operations (continued)

         Selected financial information for the discontinued operations is as follows:

                                            December 31,
                                 -----------------------------------
                                       2006              2005
                                 -----------------  ----------------
                                           (in millions)
Assets
Real estate                                $--                $99.3
All other assets                            --                  3.9
                                 -----------------  ----------------
                                 -----------------  ----------------
   Total assets                            $--               $103.2
                                 =================  ================
Liabilities
All other liabilities                      $--                 $4.5
                                 -----------------  ----------------
                                 -----------------  ----------------
   Total liabilities                       $--                 $4.5
                                 =================  ================





                                                          For the year ended December 31,
                                                     2006                2005               2004
                                                                   (in millions)
 Total revenues                                        $(0.5)              $2.8                 $2.5
 Income from discontinued operations:
   Income (loss) before income taxes                   $(0.5)              $2.8                 $2.5
   Income taxes (benefits)                              (0.2)               1.0                  0.9
   Gain on disposal of discontinued operations          47.5               34.3                  --
   Income taxes on disposal                             16.6               12.0                  --
 Net income                                            $30.6              $24.1                 $1.6

================================================================================
Principal Residential Mortgage, Inc.

         On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. Our total after-tax proceeds from the sale were approximately $620.0 million. Our Mortgage Banking segment, which included Principal Residential Mortgage, Inc., is accounted for as a discontinued operation, and therefore, the income from discontinued operations (excluding corporate overhead) has been removed from our results of continuing operations and segment operating earnings for all periods presented. The gain (loss) on disposal is reported as an other after-tax adjustment in our Mortgage Banking segment. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to our discontinued operations in our consolidated statements of cash flows. Corporate overhead allocated to our Mortgage Banking segment does not qualify for discontinued operations treatment and is included in our results of continuing operations and segment operating earnings for all periods prior to July 1, 2004. Additionally, the information included in the notes to the financial statements excludes information applicable to Principal Residential Mortgage, Inc., unless otherwise noted.

         The decision to sell Principal Residential Mortgage, Inc. was made with a view toward intensifying our strategic focus on our core retirement and risk protection business as well as achieving our longer-term financial objectives. In addition, the sale was also viewed as a positive move for Principal Financial Group, Inc.'s stockholders as it enabled us to move forward from an improved capital position, with better financial flexibility and greater stability of earnings.











                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

3.  Discontinued Operations (continued)


         Selected financial information for the discontinued operations of our Mortgage Banking segment is as follows:

                                                                             For the year ended December 31,
                                                                    2006                2005                   2004
                                                                                      (in millions)
 Total revenues                                                         $--                $--                  $446.9
 Loss from continuing operations, net of related income
   taxes (represents corporate overhead)                                $--                $--                  $(10.3)
 Income (loss) from discontinued operations
   Income before income taxes (1)                                        --                 --                    22.4
   Income taxes (1)                                                      --                 --                     8.7
   Gain (loss) on disposal of discontinued operations                    --                (1.7)                134.7
   Income taxes on disposal                                              --                 3.5                  41.9
   Income (loss) from discontinued operations, net of
      related income taxes                                               --                (5.2)                106.5
 Net income (loss)                                                      $--               $(5.2)                $96.2

===============================================================================
                                       21

(1) The 2004 summary results of operations information is for the six months ended prior to the July 1, 2004, sale of Principal Residential Mortgage, Inc. and, accordingly, there is no statement of operations data to present subsequent to the date of the sale.

         Our U.S. Asset Management and Accumulation segment held residential mortgage banking escrow deposits (reported as other liabilities) as of December 31, 2003. The purchaser (or acquirer) closed out the banking escrow deposit accounts as a result of the sale. U.S. Asset Management and Accumulation total revenues from this arrangement reclassified to discontinued operations for the year ended December 31, 2004 was $(5.6) million. Loss from discontinued operations net of related income taxes, for the year ended December 31, 2004 was $3.5 million.

4.  Goodwill and Other Intangible Assets

         The changes in the carrying amount of goodwill reported in our operating segments for 2005 and 2006 were as follows:

                                                     U.S. Asset
                                                     Management            Life and
                                                  and Accumulation     Health Insurance     Consolidated
                                                                       (in millions)
  Balances at January 1, 2005                            $91.8                 $69.5             $161.3
  Goodwill from acquisitions                              46.5                   --                 46.5
  Balances at December 31, 2005                          138.3                  69.5              207.8
  Goodwill from acquisitions                              21.7                   --                 21.7
  Balances at December 31, 2006                         $160.0                 $69.5             $229.5

==============================================================================
         Amortized intangible assets were as follows:

                                                                      December 31,
                                                      2006                                   2005
                                        Gross                       Net        Gross                        Net
                                          carrying     Accumulated carrying    carrying       Accumulated carrying
                                         amount         amortization amount     amount         amortization amount
                                                                     (in millions)
  Intangibles with finite useful                                                                                    .8
    lives                                    $116.9       $19.7          $97.2      $107.2        $12.4          $94

===============================================================================
                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

4.  Goodwill and Other Intangible Assets (continued)

         The amortization expense for intangible assets with finite useful lives was $7.6 million, $6.1 million and $4.2 million for 2006, 2005 and 2004, respectively. At December 31, 2006, the estimated amortization expense for the next five years is as follows (in millions):

  Year ending December 31:
        2007                   $8.2
        2008                    8.3
        2009                    8.5
        2010                    8.5
        2011                    8.0

         In connection with our parent's December 31, 2006, acquisition of WM Advisors, Inc., we were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent's acquisition. Of the $99.9 million, $94.5 million related to investment management contracts that are not subject to amortization, $3.2 million related to goodwill and $2.2 million was related to other amortizable intangible assets that will be subject to a three-year amortization period.

5.  Variable Interest Entities

         We have relationships with various types of special purpose entities and other entities where we have a variable interest. The following serves as a discussion of investments in entities that meet the definition of a VIE.

Consolidated Variable Interest Entities

         Synthetic Collateralized Debt Obligation. On May 26, 2005, we invested $130.0 million in a secured limited recourse credit linked note issued by a grantor trust. The trust entered into a credit default swap providing credit protection on the first 45% of loss of seven mezzanine tranches totaling $288.9 million of seven synthetic reference portfolios. Our risk of loss for the seven referenced mezzanine tranches begins at 4.85% and ends at 10.85% of loss on each of the seven synthetic reference portfolios. Therefore, defaults in an underlying reference portfolio will only affect the credit-linked note if cumulative losses exceed 4.85% of a synthetic reference portfolio.

         We have determined that this grantor trust is a variable interest entity and that we are the primary beneficiary of the trust due to our interest in the variable interest entity and management of the synthetic reference portfolios. Upon consolidation of the trust, as of December 31, 2006 and 2005, our consolidated statements of financial position include $130.3 million and $130.0 million, respectively, of available-for-sale fixed maturity securities, which represent the collateral held by the trust. As of December 31, 2006 and 2005, the credit default swap entered into by the trust has an outstanding notional amount of $130.0 million. During the year ended December 31, 2006 and 2005, the credit default swaps had a change in fair value that resulted in a $4.4 million pre-tax gain and a $0.4 million pre-tax loss, respectively. The creditors of the grantor trusts have no recourse to our assets.

         Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

5.  Variable Interest Entities (continued)

         We have determined that these grantor trusts are VIEs as our interest-only certificates are exposed to the majority of the risk of loss. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders' certificates are redeemed by the trust in return for the notes. We have determined that it will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2006 and 2005, our consolidated statements of financial position include $366.2 million and $364.1 million, respectively, of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities and represent the collateral held by the trust. The obligation to deliver the underlying securities to the residual certificate holders of $156.8 million and $147.4 million as of December 31, 2006 and 2005, respectively, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to our assets.

         Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include seven private investment trusts, a financial services company and a hedge fund. The consolidation of these VIEs did not have a material effect on either our consolidated statement of financial position as of December 31, 2006 or 2005, or results of operations and for the years ended December 31, 2006, 2005 and 2004. For the majority of these entities, the creditors have no recourse to our assets.

         The carrying amount and classification of consolidated VIE assets that are collateral the VIEs have designated for their own obligations and the debt of the VIEs are as follows:

                                                   December 31,
                                                2006           2005
                                                   (in millions)
  Fixed maturity securities, available-for-sale    $178.0          $88.3
  Fixed maturity securities, trading                 14.0            --
  Equity securities, available-for-sale               --             39.6
  Equity securities, trading                         59.5            --
  Real estate                                         --             12.4
  Cash and other assets                              83.2           71.6
    Total assets pledged as collateral             $334.7         $211.9

  Long-term debt                                   $206.4         $120.2

===============================================================================
         As of December 31, 2006 and 2005, $334.7 million and $211.9 million, respectively, of assets were pledged as collateral for the VIE entities' other obligations. Additionally, as of December 31, 2006 and 2005, these entities had long-term debt of $206.4 million and $120.2 million, respectively, of which $206.4 million and $106.8 million, respectively, was issued to our affiliates and, therefore, eliminated upon consolidation.

Significant Unconsolidated Variable Interest Entities

         We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment trusts and custodial relationships that have issued trust certificates or custodial receipts that are recorded as available-for-sale fixed maturity securities in the consolidated financial statements.

         On June 21, 2006, we invested $285.0 million in a secured limited recourse note issued by a segregated portfolio company. The note represents Class B notes. Class A notes are senior and Class C through Class F notes are subordinated to Class B notes. The entity entered into a credit default swap with a third party providing credit protection in exchange for a fee. Defaults in an underlying reference portfolio will only affect the note if cumulative losses of a synthetic reference portfolio exceed the loss attachment point on the portfolio. We have determined we are not the primary beneficiary, as we do not hold the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $285.3 million as of December 31, 2006.

                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

5.  Variable Interest Entities (continued)

         Between October 3, 1996 and September 21, 2001, we entered into seven separate but similar transactions where various third parties transferred funds to either a custodial account or a trust. The custodians or trusts purchased shares of specific money market funds and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts, purchased at a discount, entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We have purchased the share receipts. After the restricted dividend period ends between 2017 and 2021, we, as the share receipt holder, have the right to terminate the custodial account or trust agreement and will receive the underlying money market fund shares. We determined the primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with these entities is our recorded investment of $235.7 million and $224.5 million as of December 31, 2006 and 2005, respectively.

         On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and into a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. We determined the primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our recorded investment of $78.7 million and $77.0 million as of December 31, 2006 and 2005, respectively.

6.  Investments

Fixed Maturities and Equity Securities

         The cost, gross unrealized gains and losses and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2006 and 2005, are summarized as follows:

                                                                                  Gross         Gross
                                                                               unrealized     unrealized
                                                                    Cost          gains         losses       Fair value
                                                                                     (in millions)
December 31, 2006 Fixed maturities, available-for-sale:
  U.S. government and agencies                                         $522.3           $0.8          $3.6         $519.5
  Non-U.S. governments                                                  384.9           36.1           0.4          420.6
  States and political subdivisions                                   1,557.7           45.4           4.9        1,598.2
  Corporate -- public                                                 19,223.3          661.0         137.3       19,747.0
  Corporate -- private                                                10,282.1          373.9          75.7       10,580.3
  Mortgage-backed and other asset-backed securities                   9,163.8          217.2          77.8        9,303.2
Total fixed maturities, available-for-sale                          $41,134.1       $1,334.4        $299.7      $42,168.8
Total equity securities, available-for-sale                            $638.0          $11.6          $4.3         $645.3
December 31, 2005 Fixed maturities, available-for-sale:
  U.S. government and agencies                                         $549.4           $1.7          $4.0         $547.1
  Non-U.S. governments                                                  416.2           47.2           0.3          463.1
  States and political subdivisions                                   1,222.6           45.7           3.8        1,264.5
  Corporate -- public                                                 18,763.0          887.0         104.6       19,545.4
  Corporate -- private                                                 9,463.7          484.3          52.3        9,895.7
  Mortgage-backed and other asset-backed securities                   8,043.5          267.7          78.0        8,233.2
Total fixed maturities, available-for-sale                          $38,458.4       $1,733.6        $243.0      $39,949.0
Total equity securities, available-for-sale                            $683.8          $24.4          $5.3         $702.9

===============================================================================
                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

         The cost and fair value of fixed maturities available-for-sale at December 31, 2006, by expected maturity, were as follows:

                                                  Cost        Fair value
                                                     (in millions)
Due in one year or less                            $2,210.2       $2,209.9
Due after one year through five years               9,193.2        9,364.8
Due after five years through ten years             11,137.5       11,309.7
Due after ten years                                 9,429.4        9,981.3
                                                   31,970.3       32,865.7
Mortgage-backed and other asset-backed securities   9,163.8        9,303.1
Total                                             $41,134.1      $42,168.8

===============================================================================
         The above summarized activity is based on expected maturities. Actual maturities may differ because borrowers may have the right to call or prepay obligations.

         Corporate private placement bonds represent a primary area of credit risk exposure. The corporate private placement bond portfolio is diversified by issuer and industry. We monitor the restrictive bond covenants, which are intended to regulate the activities of issuers and control their leveraging capabilities.

Net Investment Income

         Major categories of net investment income are summarized as follows:

                                          For the year ended December 31,
                                        2006            2005           2004
                                                   (in millions)
  Fixed maturities, available-for-sale   $2,463.8        $2,291.7       $2,183.6
  Fixed maturities, trading                  10.6             7.3            9.4
  Equity securities, available-for-sale      54.6            48.5           46.9
  Equity securities, trading                  0.4             --              --
  Mortgage loans                            708.1           723.7          731.5
  Real estate                                64.7            63.9           65.8
  Policy loans                               50.9            50.3           51.1
  Cash and cash equivalents                  60.1            42.6           20.6
  Derivatives                                38.6            14.2           16.9
  Other                                      51.9            43.7           25.3
  Total                                   3,503.7         3,285.9        3,151.1
  Less investment expenses                 (153.5)         (152.8)       (123.6)
  Net investment income                  $3,350.2        $3,133.1       $3,027.5

===============================================================================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Net Realized/Unrealized Capital Gains and Losses

         The major components of net realized/unrealized capital gains (losses) on investments are summarized as follows:

                                                                               For the year ended December 31,
                                                                          2006             2005               2004
                                                                                        (in millions)
  Fixed maturities, available-for-sale:
    Gross gains                                                               $31.8          $107.5             $42.3
    Gross losses                                                              (62.9)          (85.1)            (83.4)
    Hedging (net)                                                             (14.6)          (45.8)             (0.7)
  Fixed maturities, trading                                                    (4.6)           (1.7)             (1.1)
  Equity securities, available-for-sale:
    Gross gains                                                                 1.4             6.8               7.7
    Gross losses                                                               (0.1)           (6.4)            (10.4)
  Equity securities, trading                                                   20.1             5.7               4.4
  Mortgage loans                                                                3.2             1.1             (12.1)
  Derivatives                                                                  (4.9)           14.6            (116.9)
  Other                                                                        61.0           (14.2)             60.5
  Net realized/unrealized capital gains (losses)                              $30.4          $(17.5)          $(109.7)

===============================================================================
         Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities were $1.3 billion, $2.4 billion and $1.7 billion in 2006, 2005 and 2004, respectively.

         We recognize impairment losses for fixed maturities and equity securities when declines in value are other than temporary. Gross realized losses related to other than temporary impairments of fixed maturity securities were $14.6 million, $28.6 million and $60.6 million in 2006, 2005 and 2004, respectively. As a result of the need to fund our parent's acquisition of WM Advisors, Inc. we also recognized $17.2 million of write-downs in 2006 that resulted from our determination that we no longer had the ability and intent to hold certain fixed maturity securities until they recovered in value. We also recognized gross realized losses as the result of credit triggered sales of $22.2 million, $30.8 million and $18.9 million in 2006, 2005 and 2004, respectively. In 2005, we also recognized an $11.0 million loss related to a large investment that was called from us.


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Gross Unrealized Losses for Fixed Maturities and Equity Securities

         For fixed maturities and equity securities available-for-sale with unrealized losses as of December 31, 2006 and 2005, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

                                                                        December 31, 2006
                                               Less than              Greater than or equal
                                             twelve months               to twelve months                  Total
                                                        Gross                        Gross                         Gross
                                        Carrying      unrealized     Carrying      unrealized      Carrying     unrealized
                                         value          losses         value         losses         value         losses
                                                                          (in millions)
   Fixed maturities,
     available-for-sale:
     U.S. government and agencies             $32.0           $0.2         $315.9          $3.4         $347.9           $3.6
     Non-U.S. governments                      44.7            0.1           11.7           0.3           56.4            0.4
     States and political
       subdivisions                           278.1            0.7          347.0           4.2          625.1            4.9
     Corporate -- public                     2,529.7           27.7        4,591.0         109.6        7,120.7          137.3
     Corporate -- private                    1,635.2           11.4        2,375.8          64.3        4,011.0           75.7
     Mortgage-backed and other
       asset-backed securities              1,312.2            9.7        2,751.5          68.1        4,063.7           77.8
   Total fixed maturities,
     available-for-sale                    $5,831.9          $49.8      $10,392.9        $249.9      $16,224.8         $299.7
   Total equity securities,
     available-for-sale                        $1.4           $--           $134.0          $4.3         $135.4           $4.3

===============================================================================
         As of December 31, 2006, we held $16,224.8 million in available-for-sale fixed maturity securities with unrealized losses of $299.7 million. Our portfolio consists of fixed maturity securities where 98% are investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost).

         For those securities that have been in a loss position for less than twelve months, our portfolio holds 643 securities with a carrying value of $5,831.9 million and unrealized losses of $49.8 million reflecting an average price of 99. Of this portfolio, 97% was investment grade (rated AAA through BBB-) at December 31, 2006, with associated unrealized losses of $48.3 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

         For those securities that have been in a continuous loss position greater than or equal to twelve months, our portfolio holds 1,186 securities with a carrying value of $10,392.9 million and unrealized losses of $249.9 million. The average rating of this portfolio is A with an average price of 98 at December 31, 2006. Of the $249.9 million in unrealized losses, the Corporate-public and Corporate-private sectors account for $173.9 million in unrealized losses with an average price of 98 and an average credit rating of BBB+. The remaining unrealized losses consist primarily of $68.1 million in unrealized losses within the mortgage-backed and other asset-backed securities sector. The average price of the mortgage-backed and other asset-backed securities sector is 98 and the average credit rating is AA+. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

                                                                        December 31, 2005
                                           Less than twelve           Greater than or equal
                                                months                   to twelve months                  Total
                                                        Gross                        Gross                         Gross
                                        Carrying      unrealized     Carrying      unrealized      Carrying     unrealized
                                         value          losses         value         losses         value         losses
                                                                          (in millions)
  Fixed maturities,
    available-for-sale:
    U.S. government and agencies             $406.3           $3.5          $43.5          $0.5         $449.8           $4.0
    Non-U.S. governments                        7.9            0.1           11.7           0.2           19.6            0.3
    States and political
      subdivisions                            374.2            2.9           55.2           0.9          429.4            3.8
    Corporate -- public                      4,617.6           80.4          877.1          24.2        5,494.7          104.6
    Corporate -- private                     2,297.4           36.3          488.9          16.0        2,786.3           52.3
    Mortgage-backed and other
      asset-backed securities               2,847.4           53.8          795.0          24.2        3,642.4           78.0
  Total fixed maturities,
    available-for-sale                    $10,550.8         $177.0       $2,271.4         $66.0      $12,822.2         $243.0
  Total equity securities,
    available-for-sale                       $144.5           $2.6         $287.7          $2.7         $432.2           $5.3

===============================================================================
         Of these amounts, our portfolio represented $12,822.2 million in available-for-sale fixed maturity securities with unrealized losses of $243.0 million. Our portfolio consisted of fixed maturity securities where 97% are investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost).

         For those securities that had been in a loss position for less than twelve months, our portfolio held 1,199 securities with a carrying value of $10,550.8 million and unrealized losses of $177.0 million reflecting an average price of 98. Of this portfolio, 97% was investment grade (rated AAA through BBB-) at December 31, 2005, with associated unrealized losses of $167.1 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

         For those securities that had been in a continuous loss position greater than or equal to twelve months, our portfolio held 337 securities with a carrying value of $2,271.4 million and unrealized losses of $66.0 million. The average rating of this portfolio was A+ with an average price of 97 at December 31, 2005. Of the $66.0 million in unrealized losses, the Corporate-public and Corporate-private sectors account for $40.2 million in unrealized losses with an average price of 97 and an average credit rating of BBB+. The remaining unrealized losses consist primarily of $24.2 million in unrealized losses within the mortgage-backed and other asset-backed securities sector. The average price of the mortgage-backed and other asset-backed securities sector is 97 and the average credit rating is AA+.

         We closely monitor our below investment grade holdings and those investment grade names where we have concerns. While we are in an unrealized loss position on these securities, all securities except those identified as previously impaired continue to make payments. We consider relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) our ability and intent to hold the security to maturity or until it recovers in value. To the extent we determine that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Net Unrealized Gains and Losses on Available-for-Sale Securities

         The net unrealized gains and losses on investments in fixed maturities and equity securities available-for-sale are reported as a separate component of stockholder's equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities was as follows:

                                                                                                  December 31,
                                                                                              2006             2005
                                                                                                  (in millions)
Net unrealized gains on fixed maturities, available-for-sale(1)                               $1,036.3          $1,490.5
Net unrealized gains on equity securities, available-for-sale                                      7.2              19.2
Adjustments for assumed changes in amortization patterns                                        (128.1)           (136.2)
Net unrealized gains on derivative instruments                                                    39.9              39.6
Net unrealized losses on policyholder dividend obligation                                          --               (33.7)
Net unrealized losses on equity method subsidiaries and minority interest adjustments            (24.6)            (31.3)
Provision for deferred income taxes                                                             (327.1)           (474.6)
Net unrealized gains on available-for-sale securities                                           $603.6            $873.5

===============================================================================
                                       21

(1) Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

6.  Investments (continued)

Commercial Mortgage Loans

         Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2006 and 2005, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

                                                                                   December 31,
                                                                       2006                            2005
                                                                Carrying         Percent        Carrying         Percent
                                                                 amount          of total        amount          of total
                                                                                 ($ in millions)
  Geographic distribution
  New England                                                    $397.6            3.9%          $353.0             3.6%
  Middle Atlantic                                               1,817.4           18.0          1,822.3            18.4
  East North Central                                              847.0            8.4            775.2             7.8
  West North Central                                              525.6            5.2            458.3             4.6
  South Atlantic                                                2,550.9           25.3          2,531.2            25.7
  East South Central                                              285.6            2.8            348.0             3.5
  West South Central                                              682.4            6.8            674.1             6.8
  Mountain                                                        845.5            8.4            823.7             8.3
  Pacific                                                       2,170.5           21.5          2,138.1            21.6
  Valuation allowance                                             (32.2)          (0.3)           (33.2)           (0.3)
  Total                                                       $10,090.3          100.0%        $9,890.7           100.0%
  Property type distribution
  Office                                                       $2,672.3           26.5%        $2,706.5            27.4%
  Retail                                                        2,808.8           27.7          3,036.5            30.6
  Industrial                                                    2,740.1           27.2          2,812.3            28.4
  Apartments                                                    1,440.3           14.3          1,078.5            10.9
  Hotel                                                            41.7            0.4             44.8             0.5
  Mixed use/other                                                 419.3            4.2            245.3             2.5
  Valuation allowance                                             (32.2)          (0.3)           (33.2)           (0.3)
  Total                                                       $10,090.3          100.0%        $9,890.7           100.0%

===============================================================================
Commercial Mortgage Loan Loss Allowance

         Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The change in the valuation allowance is included in net realized/unrealized capital gains (losses) on our consolidated statements of operations.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
6.  Investments (continued)

         The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the allowance for losses and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. The evaluation of our loan specific reserve component is also subjective, as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans. Impaired mortgage loans, along with the related allowance for losses, were as follows:

                                        December 31,
                                  2006             2005
                                       (in millions)
  Impaired loans                       $0.1          $23.8
  Allowance for losses                  --             (2.3)
  Net impaired loans                   $0.1          $21.5

==============================================================================
         The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:
                                                       For the year ended
                                                          December 31,
                                                  2006          2005      2004
                                                         (in millions)
  Average recorded investment in impaired loans   $4.3          $51.6   $105.2
  Interest income recognized on impaired loans     0.5            5.1      7.0

-------------------------------------------------------------------------------
         When it is determined that a loan is impaired, interest accruals are stopped and all interest income is recognized on the cash basis.

         A summary of the changes in the commercial mortgage loan allowance for losses is as follows:

                                                                 For the year ended
                                                                     December 31,
                                                            2006           2005             2004
                                                                   (in millions)
  Balance at beginning of year                             $33.2           $42.4           $49.6
  Provision for losses                                       1.3             6.7            14.4
  Releases due to write-downs, sales and foreclosures       (2.3)          (15.9)          (21.6)
  Balance at end of year                                   $32.2           $33.2           $42.4

===============================================================================
Real Estate

         Depreciation expense on invested real estate was $34.2 million, $27.8 million and $31.8 million in 2006, 2005 and 2004, respectively. Accumulated depreciation was $228.3 million and $199.7 million as of December 31, 2006 and 2005, respectively.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
6.  Investments (continued)

Other Investments

         Other investments include minority interests in unconsolidated entities and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity. Total assets of the unconsolidated entities were $5,957.3 million and $4,756.9 million at December 31, 2006 and 2005, respectively. Total revenues of the unconsolidated entities were $1,245.0 million, $1,026.7 million and $700.4 million in 2006, 2005 and 2004, respectively. During 2006, 2005 and 2004, we included $43.5 million, $46.1 million and $30.5 million, respectively, in net investment income representing our share of current year net income of the unconsolidated entities. At December 31, 2006 and 2005, our net investment in unconsolidated entities was $97.1 million and $62.8 million, respectively.

         In the ordinary course of our business and as part of our investment operations, we have also entered into long term contracts to make and purchase investments aggregating $677.2 million and $882.8 million at December 31, 2006 and 2005, respectively.

         Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are carried at fair value with changes in fair value included in net income as net realized/unrealized capital gains or losses.

7.  Securitization Transactions

         We, along with other contributors, sell commercial mortgage loans in securitization transactions to trusts. As these trusts are classified as a qualifying special purpose entity, they are not subject to the VIE consolidation rules. We purchase primary servicing responsibilities and may retain other interests. The investors and the securitization entities have no recourse to our other assets for failure of debtors to pay when due. The value of our retained interests is subject primarily to credit risk.

         In 2006, 2005, and 2004, we recognized gains of $13.6 million, $39.8 million and $14.4 million, respectively, on the securitization of commercial mortgage loans.

         Key economic assumptions used in measuring the other retained interests at the date of securitization resulting from transactions completed included a cumulative foreclosure rate between 2% and 10% during 2006, 5% and 18% during 2005, and 4% and 10% during 2004. The assumed range of the loss severity, as a percentage of defaulted loans, was between 2% and 31% during 2006, 3% and 29% during 2005, and 13% and 31% during 2004. The low end of the loss severity range relates to a portfolio of seasoned loans. The high end of the loss severity range relates to a portfolio of newly issued loans.

         At December 31, 2006 and 2005, the fair values of other retained interests related to the securitizations of commercial mortgage loans were $345.3 million and $321.0 million, respectively. Only $0.5 million in 2006 and $0.8 million in 2005 represented equity investments. All other interests are classified as available-for-sale securities and are carried at fair value. At December 31, 2006 and 2005, respectively, $156.2 million and $181.3 million of these available-for-sale securities were interest-only investments. Cash flows are continuously monitored for adverse deviations from original expectations and impairments are recorded when necessary. Key economic assumptions and the sensitivity of the current fair values of residual cash flows were tested to one and two standard deviations from the expected rates. The changes in the fair values at December 31, 2006 and 2005, as a result of this sensitivity analysis were not significant.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

7.  Securitization Transactions (continued)

     The table below summarizes cash flows for securitization transactions:

                                                    For the year ended December 31,
                                                  2006           2005           2004
                                                             (in millions)
Proceeds from new securitizations                     $698.6      $2,270.4         $871.1
Servicing fees received                                  1.3           1.1            1.1
Other cash flows received on retained interests         37.4          36.0           31.1

-------------------------------------------------------------------------------
8.  Derivative Financial Instruments

         Derivatives are generally used to hedge or reduce exposure to market risks (primarily interest rate and foreign currency risks) associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Additionally, derivatives are also used in asset replication strategies. We do not buy, sell or hold these investments for trading purposes.

Types of Derivative Instruments

         Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit ("GMWB") liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

         In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. In a mortgage-backed securities ("MBS") forward transaction, we agree to purchase or sell a specified MBS on a future date. We have used exchange-traded futures and MBS forwards to reduce market risks from changes in interest rates, to alter mismatches between the assets in a portfolio and the liabilities supported by those assets, and to hedge against changes in the value of securities we own or anticipate acquiring or selling. We use exchange-traded futures to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained.

         A swaption is an option to enter into an interest rate swap at a future date. We write these options and receive a premium in order to transform our callable liabilities into fixed term liabilities. In addition, we may sell an investment-type contract with attributes tied to market indices (an embedded derivative as noted below), in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. Equity call spreads are purchased to fund the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. Equity put options are used to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity products, as previously explained.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous spread and the current spread on referenced indices based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. These derivatives have been used in our commercial mortgage securitization operation to hedge its long spread position.

         Currency forwards are contracts in which we agree with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate as calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency forwards and currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

         We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also occasionally used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. At the same time we enter into these synthetic transactions, we buy a quality cash bond to match against the credit default swap. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in an amount equal to the notional value of the credit default swap.

         In our commercial mortgage backed securitization operation, we enter into commitments to fund commercial mortgage loans at specified interest rates and other applicable terms within specified periods of time. These commitments are legally binding agreements to extend credit to a counterparty. Loan commitments that will be held for sale are recognized as interest rate lock commitment derivatives that are recorded at fair value. Fair value is determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each commitment. Loan commitments that are related to the origination of mortgage loans that will be held for investment are not accounted for as derivatives and, accordingly, are not recognized in our financial statements.

         Commodity swaps are used to sell or buy protection on commodity prices in return for receiving or paying a quarterly premium. We purchased a AAA rated secured limited recourse note from a VIE that is consolidated in our financial results. This VIE uses a commodity swap to enhance the return on an investment portfolio by selling protection on a static portfolio of commodity trigger swaps, each referencing a base or precious metal. The portfolio of commodity trigger swaps is a portfolio of deep out-of-the-money European puts on various base or precious metals. The VIE provides mezzanine protection that the average spot rate will not fall below a certain trigger price on each commodity trigger swap in the portfolio and receives guaranteed quarterly premiums in return until maturity. At the same time the VIE enters into this synthetic transaction, it buys a quality cash bond to match against the commodity swap.


                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Exposure

         Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

         Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions.

         Prior to the application of the aforementioned credit enhancements, the gross exposure to credit risk with respect to these derivative instruments was $737.3 million and $461.9 million at December 31, 2006 and 2005, respectively. Subsequent to the application of such credit enhancements, the net exposure to credit risk was $539.8 million and $364.3 million at December 31, 2006 and 2005, respectively.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

                                                           December 31,
                                                       2006           2005
                                                          (in millions)
Notional amounts of derivative instruments
Interest rate swaps                                    $11,900.4       $8,531.3
Foreign currency swaps                                   5,307.0        3,830.4
Credit default swaps                                     1,550.9        1,297.6
Embedded derivative financial instruments                1,277.6          802.5
Swaptions                                                  643.4          684.5
Call options                                               314.0          189.8
Currency forwards                                          235.3          509.2
Futures                                                     28.1           32.2
Bond options                                                21.0           38.5
Commodity swaps                                             20.0            --
Interest rate lock commitments                               8.8          392.3
Total return swaps                                           --            100.0
Mortgage-backed forwards and options                         --             39.3
                                                       $21,306.5      $16,447.6
Gross credit exposure of derivative instruments
Foreign currency swaps                                    $560.5         $338.4
Interest rate swaps                                        129.1           89.3
Call options                                                30.6           18.0
Credit default swaps                                        15.7           14.0
Commodity swaps                                              0.7            --
Bond options                                                 0.4            0.6
Currency forwards                                            0.3            1.6
Total credit exposure at end of year                      $737.3         $461.9

===============================================================================
         The net interest effect of interest rate swap, currency swap and credit default swap transactions is recorded as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements.

         The fair value of our derivative instruments classified as assets at December 31, 2006 and 2005, was $695.5 million and $419.3 million, respectively, and was reported with other investments on the consolidated statements of financial position. The fair value of derivative instruments classified as liabilities at December 31, 2006 and 2005, was $267.9 million and $190.1 million, respectively, and was reported with other liabilities on the consolidated statements of financial position.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Fair Value Hedges

         We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration.

         We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

         We use interest rates swaps and have used total return swaps to hedge interest rate and spread risk in our commercial mortgage securitization operations.

         We also sell callable investment-type agreements and use written interest rate swaptions to transform the callable liability into a fixed term liability.

         We recognized a pre-tax net gain (loss) of $4.7 million, $(11.8) million and $(28.7) million in 2006, 2005 and 2004, respectively, relating to the ineffective portion of our fair value hedges, which was reported with net realized/unrealized capital gains (losses) on our consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.


Cash Flow Hedges

         We also utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

         We entered into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

         In 2006, 2005 and 2004, we recognized a $0.2 million, $27.0 million and $57.8 million after-tax increase in value, respectively, related to cash flow hedges in accumulated other comprehensive income. During this time period, none of our cash flow hedges have been discontinued because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period. We reclassified $0.7 million, $21.3 million, and $5.2 million in net losses from accumulated comprehensive income into net income during 2006, 2005, and 2004 respectively, which are the portion of deferred losses related to the variability in cash flows that were hedged and impacted net income in those periods. We expect to reclassify net losses of $3.9 million in the next 12 months.

         For the years ended December 31, 2006, 2005 and 2004, we recognized a pre-tax gain of $2.5 million, $1.2 million, and $1.9 million in net income due to cash flow ineffectiveness, respectively. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

         The maximum length of time that we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 12.5 years.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

Derivatives Not Designated as Hedging Instruments

         Our use of futures, MBS forwards, certain swaptions and swaps, equity call options, bond options, currency forwards, and interest rate lock commitments are effective from an economic standpoint, but they have not been designated as hedges under SFAS 133. As such, periodic changes in the market value of these instruments flow directly into net income. For the years ended December 31, 2006, 2005 and 2004, gains (losses) of $8.2 million, $10.5 million and $(64.4) million, respectively, were recognized in income from market value changes of derivatives not receiving hedge accounting treatment.

Embedded Derivatives

         We may purchase or issue financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value with changes in fair value reported in net income.

         We sell investment-type liability contracts in which the return is tied to an external equity index, a leveraged inflation index or leveraged reference swap. These returns are embedded options that are bifurcated from the host investment-type contract and accounted for separately. We economically hedge the embedded equity derivative by writing equity call options with identical features to convert the overall contract into a fixed-rate liability, effectively eliminating the equity component altogether. For the years ended December 31, 2006, 2005 and 2004, respectively, we recognized a $3.1 million, $1.0 million and $3.2 million pre-tax gain on the purchased equity call options and a $3.1 million, $1.0 million and $3.2 million pre-tax loss on the change in fair value of the embedded derivatives. We economically hedge the leveraged embedded derivatives with interest rate swaps and currency swaps to convert them to a fixed-rate liability or floating rate U.S. dollar liability. For the year ended December 31, 2006, we recognized a $2.6 million pre-tax loss on the swaps and a $6.0 million pre-tax gain on the change in fair value of the embedded derivatives.

         We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying notes by issuing an interest-only certificate and a residual certificate related to each note contributed. We retained the interest-only certificates and the residual certificates were subsequently sold to a third party. We have determined these grantor trusts are variable interest entities and it is necessary for us to consolidate these entities. The obligation to deliver the underlying securities to residual certificate holders of $156.8 million as of December 31, 2006, and $147.4 million as of December 31, 2005 is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. For the years ended December 31, 2006, 2005 and 2004, respectively, we recognized a $7.2 million pre-tax gain, a $2.7 million pre-tax gain and a $28.2 million pre-tax loss on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

8.  Derivative Financial Instruments (continued)

         During 2005, we purchased existing Class A units of a trust that represent interest payments on the underlying security within the trust. The trust also issued Class B units representing the residual interests in the underlying security. We have determined that this trust is a variable interest entity and subsequent to this purchase it is necessary for us to consolidate this entity. The obligation to deliver the underlying security to the Class B unit holder of $12.0 million and $10.5 million as of December 31, 2006 and 2005, respectively, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying security. For the years ended December 31, 2006 and 2005, respectively, we recognized a $0.5 million and $0.4 million pre-tax loss on the change in fair value of the obligation, which is reflected in accumulated other comprehensive income on the consolidated statements of financial position.

         We offer a fixed deferred annuity product that credits interest based on changes in an external equity index. It contains an embedded derivative that has been bifurcated and accounted for separately, with changes in fair value reported in net realized/unrealized gains (losses). We economically hedge the fixed deferred annuity product by purchasing options that match the product's profile. For the years ended December 31, 2006, 2005 and 2004, respectively, we recognized a $5.3 million, $1.5 million and $0.5 million pre-tax gain on the call spread options purchased and a $6.1 million, $2.3 million and $0.2 million pre-tax loss on the change in fair value of the embedded derivatives.

         We offer certain variable annuity products with a GMWB rider. The GMWB provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. Declines in the equity market may increase our exposure to benefits under contracts with the GMWB. We economically hedge the GMWB exposure using futures, options and interest rate swaps. For the years ended December 31, 2006, and 2005, respectively, we recognized in net income a $4.2 million and $0.5 million pre-tax loss on the hedging instruments and a $2.8 million pre-tax gain and $0.2 million pre-tax loss on the change in fair value of the embedded derivatives, respectively.

9.  Closed Block

         In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

         Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

         A PDO is required to be established for earnings in the Closed Block that are not available to stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income).

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

9.  Closed Block (continued)

         If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2006 and 2005, cumulative actual earnings have been less than cumulative expected earnings. As of December 31, 2006, cumulative net unrealized gains were not greater than expected. Therefore, there was no PDO liability as of December 31, 2006. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $33.7 million, and $118.5 million as of December 31, 2005 and 2004, respectively.

         Closed Block liabilities and assets designated to the Closed Block were as follows:

                                                                                                    December 31,
                                                                                                 2006           2005
                                                                                                    (in millions)
Closed Block liabilities
Future policy benefits and claims                                                                 $5,376.0       $5,387.1
Other policyholder funds                                                                              26.4           27.3
Policyholder dividends payable                                                                       357.4          361.0
Policyholder dividend obligation                                                                       --             33.7
Other liabilities                                                                                     61.5           57.0
  Total Closed Block liabilities                                                                   5,821.3        5,866.1
Assets designated to the Closed Block
Fixed maturities, available-for-sale                                                               3,023.7        2,989.8
Equity securities, available-for-sale                                                                 65.9           71.5
Mortgage loans                                                                                       640.3          716.4
Policy loans                                                                                         755.2          754.6
Other investments                                                                                     84.4           47.7
  Total investments                                                                                4,569.5        4,580.0
Cash and cash equivalents                                                                             50.9           34.3
Accrued investment income                                                                             70.8           71.0
Deferred income tax asset                                                                             72.8           73.6
Premiums due and other receivables                                                                    17.7           20.2
Other assets                                                                                          42.3           35.9
  Total assets designated to the Closed Block                                                      4,824.0        4,815.0
Excess of Closed Block liabilities over assets designated to the Closed Block                        997.3        1,051.1
Amounts included in other comprehensive income                                                        55.7           61.5
Maximum future earnings to be recognized from Closed Block assets and liabilities                 $1,053.0       $1,112.6


                        Principal Life Insurance Company
===============================================================================
             Notes to Consolidated Financial Statements (continued)

9.  Closed Block (continued)

               Closed Block revenues and expenses were as follows:

                                                                                  For the year ended December 31,
                                                                                2006            2005           2004
                                                                                           (in millions)
  Revenues
  Premiums and other considerations                                                $596.7          $617.7         $648.7
  Net investment income                                                             293.2           294.4          301.6
  Net realized/unrealized capital gains (losses)                                     (0.9)            2.3           (4.1)
    Total revenues                                                                  889.0           914.4          946.2
  Expenses
  Benefits, claims and settlement expenses                                          497.0           518.8          515.1
  Dividends to policyholders                                                        287.0           285.3          289.1
  Operating expenses                                                                  5.5             9.1           11.6
    Total expenses                                                                  789.5           813.2          815.8
  Closed Block revenue, net of Closed Block expenses, before income taxes            99.5           101.2          130.4
  Income taxes                                                                       32.2            32.4           42.6
  Closed Block revenue, net of Closed Block expenses and income taxes                67.3            68.8           87.8
  Funding adjustment charges                                                         (7.7)           (8.7)         (10.1)
  Closed Block revenue, net of Closed Block expenses, income tax and
    funding adjustment charges                                                      $59.6           $60.1          $77.7

==============================================================================
        The change in maximum future earnings of the Closed Block was as follows:

                                       For the year ended December 31,
                                     2006           2005           2004
                                                (in millions)
  Beginning of year                   $1,112.6        $1,172.7      $1,250.4
  End of year                          1,053.0         1,112.6       1,172.7
  Change in maximum future earnings     $(59.6)         $(60.1)       $(77.7)

===============================================================================
         We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

10.  Deferred Policy Acquisition Costs

         Policy acquisition costs deferred and amortized in 2006, 2005 and 2004 were as follows:

                                          For the year ended December 31,
                                        2006            2005           2004
                                                   (in millions)
  Balance at beginning of year           $2,069.9        $1,770.9       $1,519.6
  Cost deferred during the year             445.8           440.6          457.8
  Amortized to expense during the year     (236.8)         (238.8)       (207.7)
  Effect of unrealized gains (losses)       (13.0)           97.2           31.5
  Other (1)                                --               --            (30.3)
  Balance at end of year                 $2,265.9        $2,069.9       $1,770.9
[GRAPHIC OMITTED]
==============================================================================
                                       21

(1) Due to the January 1, 2004 adoption of SOP 03-1, we reclassified $30.3 million of sales inducements from DPAC to other assets.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

11.  Insurance Liabilities
Contractholder Funds
         Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

                                                      December 31,
                                                   2006           2005
                                                      (in millions)
  Liabilities for investment-type contracts:
     GICs                                          $12,307.3      $12,601.6
     Funding agreements                             14,242.4       11,832.0
     Other investment-type contracts                 1,277.8        1,362.9
  Total liabilities for investment-type contracts   27,827.5       25,796.5
  Liabilities for individual annuities               6,427.6        5,413.7
  Universal life and other reserves                  2,527.6        2,388.4
  Total contractholder funds                       $36,782.7      $33,598.6

===============================================================================
         Our GICs and funding agreements contain provisions limiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

         Funding agreements include those issued directly to nonqualified institutional investors, as well as to three separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

         We are authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2006 and 2005, $3,770.4 million and $3,203.6 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program as we are authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2006, $474.1 million of liabilities are outstanding with respect to the issuance outstanding under this new program.

         In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated qualifying special purpose entity. As of December 31, 2006 and 2005, $3,747.9 million and $4,744.5 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the SEC-registered program described in the following paragraph.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)
11. Insurance Liabilities (continued)
         We were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In recognition of the use of nearly all $4.0 billion of initial issuance authorization, this program was amended in February 2006 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements are registered with the SEC. As of December 31, 2006 and 2005, $5,831.4 million and $3,667.9 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other two funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by Principal Financial Group, Inc.

Future Policy Benefits and Claims

         Activity in the liability for unpaid accident and health claims, which is included with future policy benefits and claims in the consolidated statements of financial position, is summarized as follows:

                                      For the year ended December 31,
                                    2006            2005           2004
                                               (in millions)
  Balance at beginning of year         $814.8          $747.6         $719.5
  Incurred:
    Current year                      2,047.5         1,787.0        1,682.9
    Prior years                         (37.5)          (22.0)         (28.8)
  Total incurred                      2,010.0         1,765.0        1,654.1
  Payments:
    Current year                      1,666.9         1,444.0        1,376.2
    Prior years                         280.7           253.8          249.8
  Total payments                      1,947.6         1,697.8        1,626.0
  Balance at end of year:
    Current year                        380.6           343.0          306.7
    Prior years                         496.6           471.8          440.9
  Total balance at end of year         $877.2          $814.8         $747.6

===============================================================================
         The activity summary in the liability for unpaid accident and health claims shows a decrease of $37.5 million, $22.0 million and $28.8 million for the years ended December 31, 2006, 2005 and 2004, respectively, relating to prior years. Such liability adjustments, which affected current operations during 2006, 2005 and 2004, respectively, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims. We also had claim adjustment expense liabilities of $33.4 million, $30.6 million and $28.3 million, and related reinsurance recoverables of $4.9 million, $3.5 million and $3.6 million in 2006, 2005 and 2004, respectively, which are not included in the rollforward above.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


12.  Debt

Short-Term Debt

         The components of short-term debt as of December 31, 2006 and 2005, were as follows:

                                                        December 31,
                                                 2006              2005
                                                       (in millions)
  Nonrecourse short-term debt                         $61.0         $71.4
  Revolving line of credit with parent                351.2         647.7
  Total short-term debt                              $412.2        $719.1

===============================================================================
         As of December 31, 2006, we had credit facilities with various financial institutions in an aggregate amount of $1.1 billion. As of December 31, 2006 and 2005, we had $412.2 million and $719.1 million of outstanding borrowings related to our credit facilities, with $74.5 million and $80.7 million of assets pledged as support, respectively. Assets pledged consisted primarily of commercial mortgages and securities.

         Our short-term debt consists of a payable to Principal Financial Services, Inc. of $351.2 million and $647.7 million as of December 31, 2006 and 2005, respectively. Interest paid on intercompany debt was $23.8 million, $22.0 million and $6.2 million during 2006, 2005 and 2004, respectively.

         The weighted-average interest rates on short-term borrowings as of December 31, 2006 and 2005, were 5.6% and 4.5% respectively.

Long-Term Debt

         The components of long-term debt as of December 31, 2006 and 2005, were as follows:

                                                     December 31,
                                                  2006           2005
                                                     (in millions)
        8% surplus notes payable, due 2044            $99.2          $99.2
        Nonrecourse mortgages and notes payable       160.5          162.2
        Other mortgages and notes payable              38.9           52.1
        Total long-term debt                         $298.6         $313.5

===============================================================================
         The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

         On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the "Commissioner") and only to the extent that we have sufficient surplus earnings to make such payments. Interest for the years ended December 31, 2006, 2005 and 2004 of $8.0 million, $8.0 million and $10.6 million, respectively, was approved by the Commissioner, and charged to expense.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

12.  Debt (continued)

         Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

         The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. We, including certain subsidiaries, had $135.0 million in credit facilities as of December 31, 2006, with various financial institutions, in addition to obtaining loans with various lenders to finance these developments. Outstanding principal balances as of December 31, 2006, range from $0.3 million to $96.2 million per development with interest rates generally ranging from 5.5% to 8.6%. Outstanding principal balances as of December 31, 2005, range from $0.3 million to $97.5 million per development with interest rates generally ranging from 5.5% to 8.6%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $246.2 million and $284.1 million as of December 31, 2006 and 2005, respectively.

         At December 31, 2006, future annual maturities of the long-term debt were as follows (in millions):
Year ending December 31:
    2007                                              $113.5
    2008                                                62.9
    2009                                                 0.5
    2010                                                 0.6
    2011                                                 0.6
    Thereafter                                         120.5
    Total future maturities of the long-term debt     $298.6

===============================================================================
         Cash paid for interest for 2006, 2005 and 2004, was $31.8 million, $91.1 million and $37.4 million, respectively. These amounts include interest paid on taxes during these years.

13.  Income Taxes

         Our income tax expense from continuing operations was as follows:

                                        For the year ended December 31,
                                      2006           2005           2004
                                                 (in millions)
  Current income taxes:
    U.S. federal                         $233.0         $190.1         $290.9
    State and foreign                      49.0           43.2           34.6
                                 ----------------------------------------------
                                 ----------------------------------------------
  Total current income taxes              282.0          233.3          325.5
  Deferred income taxes (benefits)         37.1           53.5         (100.1)
  Total income taxes                     $319.1         $286.8         $225.4

===============================================================================

                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

13.  Income Taxes (continued)

         Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the corporate income tax rate and the effective tax rate from continuing operations is as follows:

                                           For the year ended December 31,
                                           2006           2005          2004
  Statutory corporate tax rate                 35%             35%           35%
  Dividends received deduction                 (8)            (7)           (9)
  Interest exclusion from taxable income       (1)            (2)           (1)
  Federal tax settlement for prior years        (1)            (1)            --
  Other                                         --              1             --
  Effective tax rate                           25%             26%           25%

===============================================================================
         Significant components of our net deferred income taxes were as follows:

                                                                      December 31,
                                                                  2006           2005
                                                                     (in millions)
  Deferred income tax assets (liabilities):
    Insurance liabilities                                            $299.4         $322.6
    Other deferred tax assets                                          88.6          124.3
      Total deferred tax assets                                       388.0          446.9
    Deferred policy acquisition costs                                (679.2)        (615.0)
    Net unrealized gains on available-for-sale securities            (327.0)        (474.6)
    Other deferred tax liabilities                                   (139.9)        (232.8)
      Total deferred tax liabilities                               (1,146.1)      (1,322.4)
  Total net deferred income tax liabilities                         $(758.1)       $(875.5)

===============================================================================
         The Internal Revenue Service (the "Service") has completed examinations of the U.S. consolidated federal income tax returns for 2003 and prior years. The Service's completion of the examinations for the years 1999 - 2001 resulted in notices of deficiency dated December 29, 2004, and March 1, 2005. We paid the deficiencies (approximately $444.0 million for 1999 and 2000, and $1.3 million for 2001, including interest) in the first quarter of 2005 and have filed, or will file, claims for refund relating to the disputed adjustments. The examination for the years 2002 and 2003 resulted in a refund of approximately $176.7 million (including interest) of which $161.5 million related to deficiencies previously paid as a result of the 1999 through 2001 examination. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues in tax years 1999 - 2003 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2003.

         Net cash paid for income taxes was $177.3 million in 2006, which included a $155.1 million audit refund pertaining to prior tax years; $676.9 million in 2005, primarily due to the notices of deficiency noted above; and $626.9 million in 2004, of which $444.3 million was attributable to the sale of Principal Residential Mortgage, Inc.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits

         We have post-retirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, Principal Financial Group, Inc. ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures.

         We have defined benefit pension plans covering substantially all our employees and certain agents. Some of these plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account will be credited with an amount based on the employee's salary, age and service. These credits will accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act ("ERISA"), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made. While we designate assets to cover the computed liability of this plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP.

         We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, will have access to retiree health benefits but are intended to pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually; the contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

         Covered employees are first eligible for the medical and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to us using a methodology similar to the calculation of the net periodic benefit cost under U.S. GAAP, but using long-term assumptions. However, if the U.S. GAAP funded status is positive, no deposit is made.

         We use a measurement date of October 1 for the pension and other postretirement benefit plans.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Obligations and Funded Status

         The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

                                                                                                      Other postretirement
                                                                            Pension benefits                benefits
                                                                              December 31,                December 31,
                                                                          2006            2005          2006         2005
                                                                                          (in millions)
Change in benefit obligation
Benefit obligation at beginning of year                                   $(1,441.7)     $(1,312.1)     $(287.3)     $(287.8)
Service cost                                                                  (47.0)         (49.7)        (9.5)       (10.0)
Interest cost                                                                 (81.6)         (77.4)       (16.2)       (16.9)
Actuarial gain (loss)                                                           43.0        (121.1)         47.1         19.8
Participant contributions                                                          --              --        (4.1)        (3.6)
Benefits paid                                                                   47.3           44.7         13.0         11.2
Plan amendments                                                                (0.6)           73.9            --            --
Other                                                                              --              --        (0.9)            --
Benefit obligation at end of year                                         $(1,480.6)     $(1,441.7)     $(257.9)     $(287.3)

Change in plan assets
Fair value of plan assets at beginning of year                              $1,297.8       $1,156.4       $448.9       $408.5
Actual return on plan assets                                                   129.8          165.7         26.2         47.5
Employer contribution                                                           29.8           20.4          0.5          0.5
Participant contributions                                                          --              --          4.1          3.6
Benefits paid                                                                 (47.3)         (44.7)       (13.0)       (11.2)
Fair value of plan assets at end of year                                    $1,410.1       $1,297.8       $466.7       $448.9

Reconciliation of funded status to amount recognized
Funded (under funded) status                                                      $--       $(143.9)           $--       $161.6
Unrecognized net actuarial (gain) loss                                             --          201.2            --       (18.3)
Unrecognized prior service benefit                                                 --         (71.3)            --       (17.2)
Net prepaid benefit asset (benefit obligation)                                    $--        $(14.0)           $--       $126.1

Amounts recognized in statement of financial position  (Pre-SFAS
  158) consist of
Prepaid benefit cost                                                              $--         $172.3           $--       $126.1
Accrued benefit liability, including minimum liability                             --        (203.9)            --            --
Accumulated other comprehensive income                                             --           17.6            --            --
Net amount recognized                                                             $--        $(14.0)           $--       $126.1

Amount recognized in statement of financial position (Post-SFAS
  158)
Other assets                                                                  $205.1             $--       $208.9           $--
Other liabilities                                                            (275.6)              --        (0.1)            --
Total                                                                        $(70.5)             $--       $208.8           $--

===============================================================================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

                                                                                  Other postretirement
                                                       Pension benefits                 benefits
                                                         December 31,                 December 31,
                                                      2006          2005           2006           2005
                                                                        (in millions)
Amount recognized in accumulated other
  comprehensive income (Post-SFAS 158)
Total net actuarial (gain) loss                          $113.5            $--        $(59.5)             $--
Prior service benefit                                    (61.7)             --         (14.6)              --
Pre-tax accumulated other comprehensive income
  (gain) loss                                             $51.8            $--        $(74.1)             $--

===============================================================================
         Prior to SFAS 158, a company booked on its statement of financial position the net prepaid benefit asset or benefit obligation for the fiscal year end. Under SFAS 158, a company now recognizes the over funded or under funded status of the pension and postretirement plans as an asset or liability in its statement of financial position.

               The incremental effect of applying SFAS 158 on individual line items in the statement of financial position as of December 31, 2006, is as follows:

                                         Before        Adjustment flows through
                                     application of       accumulated other      After application of
                                        SFAS 158         comprehensive income          SFAS 158
                                                              (in millions)
   Assets for pension plans                    $184.2                      $20.9                $205.1
  Assets for other post-retirement
    benefits plans                              134.8                       74.1                 208.9
  Liability for pension plans                 (203.0)                     (72.6)               (275.6)
  Liability for other
    post-retirement benefits plan                   --                      (0.1)                 (0.1)
   Additional minimum pension
    liability                                  (13.4)                       13.4                     --
   Pre-tax accumulated other
    comprehensive income                       (13.4)                       35.7                  22.3

-------------------------------------------------------------------------------
         Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in a Rabbi trust for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as plan assets. The market value of assets held in these trusts was $216.0 million as of December 31, 2006, and $198.3 million as of December 31, 2005.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Pension Plan Changes and Plan Gains/Losses

         As of January 1, 2006, changes were made to our retirement program, including the Principal Select Saving Plan ("401(k)"), the Principal Pension Plan ("Pension Plan") and to the corresponding nonqualified plans. The qualified and nonqualified pension plan changes include a reduction to the traditional and cash balance formulas, a change in the early retirement factors, and the removal of the cost of living adjustments for traditional benefits earned after January 1, 2006. The qualified and nonqualified 401(k) plan's company match increased from 50% of a contribution rate up to a maximum of 3% of the participant's compensation to 75% of a contribution rate up to a maximum of 6% of the participant's compensation. Employees who were at least 47 years old, with a minimum of 10 years of service as of December 31, 2005, were given the choice to remain under the current pension and 401(k) arrangement or move to the new plan design. The vast majority of this group chose to remain under the current pension and 401(k) arrangement. The Pension Plan changes were recognized as a prior service benefit and resulted in a reduction of liabilities of $73.9 million.

         For the year ended December 31, 2006, the pension plans had an actuarial gain of $43.0 million, this gain was primarily due to the increase in the discount rate and was partially offset by greater than expected salary increases. For the year ended December 31, 2005, the pension plans had an actuarial loss of $121.1 million, which was primarily due to the decrease in the discount rate.

         The accumulated benefit obligation for all defined benefit pension plans was $1,274.3 million and $1,239.2 million at December 31, 2006, and 2005, respectively.

         The Principal Residential Mortgage, Inc. divestiture in 2004 resulted in a curtailment for the plans that provided benefits to the Principal Residential Mortgage, Inc. participants. A mid-year re-measurement to reflect the curtailment occurred as of the date of sale, July 1, 2004. Curtailment gains of $25.1 million and $3.9 million occurred under the pension and other postretirement benefit plans, respectively in 2004. This did not affect the pension plans or other postretirement benefit plans covering agents and managers. In addition, this did not affect the long-term care plan because these plans consist of only retired participants.

         Due to the Principal Residential Mortgage, Inc. divestiture, we provided for contractual termination benefits in connection with termination of employment for a select group of Principal Residential Mortgage, Inc. management employees. The pension plan recognized $1.8 million in special termination benefits liability in 2004.

Other Post Retirement Plan Changes and Plan Gains/Losses

         On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Medicare Modernization Act") was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare ("Medicare Part D") as well as a federal subsidy to sponsors of retiree medical benefit plans. The prescription drug benefits offered by the sponsor must be at least actuarially equivalent to benefits offered under Medicare Part D to qualify for the subsidy. This subsidy is effective in 2006 and would only apply to benefits paid for qualifying retirees who have not enrolled in Medicare Part D.

         An actuarial gain of $47.1 million occurred during 2006 for the other postretirement benefit plans. This was due to a less than assumed increase in health care claim costs and trend assumption, as well as an increase in the discount rate. Retiree contributions also increased more than health care claim costs. An actuarial gain of $19.8 million occurred during 2005 for the other postretirement benefit plans. This was due to a less than assumed increase in health care claim costs and trend assumption, as well as a refinement in the recognition of Medicare Part D government subsidy. The gain was partially offset by a decrease in the discount rate.





                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         On July 26, 2004, the Centers of Medicare and Medicaid Services issued proposed regulations that provided guidance on the definition of actuarially equivalent retiree prescription drug coverage. These regulations aided in our third quarter of 2004 determination that the majority of our retiree prescription drug benefit coverage is actuarially equivalent to Medicare's Part D prescription drug plan and thus makes us eligible for the tax-free subsidy beginning in 2006. Accordingly, we conducted a mid-year re-measurement during third quarter of 2004 of our retiree medical plans to reflect the recognition of the Medicare Modernization Act in accordance with FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003. This caused an actuarial gain of approximately $22.5 million for the medical plans. In addition, it also caused the net periodic benefit cost for 2004 to change for the fourth quarter. The 2004 service cost decreased by approximately $0.2 million, interest cost decreased approximately $0.4 million and the actuarial loss amortization decreased by $0.1 million. During 2006, the total Medicare subsidies we received and accrued for were $0.9 million.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

         The obligations below relate only to the nonqualified pension plan liabilities. As noted previously, the nonqualified plans have assets that are deposited in trusts that fail to meet the requirements to be included in plan assets; however, these assets are included in our consolidated statements of financial position.

                                             December 31,
                                            2006      2005
                                            (in millions)
Projected benefit obligation                 $275.6   $255.7
Accumulated benefit obligation                216.4    203.9

-------------------------------------------------------------------------------
Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

                                                              December 31,
                                                              2006   2005
                                                             (in millions)
Accumulated postretirement benefit obligation                  $2.1    $2.3
Fair value of plan assets                                       2.0     1.6

-------------------------------------------------------------------------------
Components of net periodic benefit cost:

                                                  Pension benefits          Other postretirement benefits
                                                           For the year ended December 31,
                                             2006       2005       2004       2006       2005      2004
                                                                    (in millions)
Service cost                                   $47.0      $49.7      $49.6       $9.5      $10.0      $8.7
Interest cost                                   81.6       77.4       73.8       16.2       16.9      15.4
Expected return on plan assets               (105.4)     (96.2)     (87.4)     (32.4)     (29.4)    (27.6)
Amortization of prior service cost
  (benefit)                                    (9.0)        1.3        1.8      (2.6)      (2.6)     (2.8)
Amortization of transition asset                   --          --      (0.1)          --          --         --
Recognized net actuarial loss                   20.4       16.4       14.1        0.2        0.5       0.5
Special termination and benefits                   --          --        1.8          --          --         --
Curtailment gain                                   --          --     (13.8)          --          --     (5.4)
Net periodic benefit cost (income)             $34.6      $48.6      $39.8     $(9.1)     $(4.6)   $(11.2)

===============================================================================
         The pension plans' actuarial gains and losses are amortized using a straight-line amortization method over the average remaining service period of employees. For the qualified pension plan, there is no corridor recognized in determining the amount to amortize; for the nonqualified pension plans, the corridor allowed under SFAS 87 is used.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)


                                                                                                  Other
                                                                                             postretirement
                                                                       Pension benefits         benefits
                                                                         For the year ended December 31,
                                                                        2006       2005      2006      2005
                                                                                  (in millions)
Other changes recognized in accumulated other comprehensive income
  (Post- SFAS 158)
Net actuarial (gain)/loss                                                 $113.5        $--   $(59.5)        $--
Prior service benefit                                                     (61.7)         --    (14.6)         --
Total recognized in accumulated other comprehensive income                 $51.8        $--   $(74.1)        $--

Total recognized in net periodic benefit cost and accumulated
  other comprehensive income                                               $86.4        $--   $(83.2)        $--

===============================================================================
         For 2006, net actuarial (gain) loss and net prior service benefits are immediately recognized in accumulated other comprehensive income.

        The estimated net actuarial loss and prior service (benefit) that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the pension benefits during the 2007 fiscal year are $10.0 million and $(8.3) million, respectively. The estimated net actuarial (gain) and prior service (benefit) for the postretirement benefits that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the 2007 fiscal year are $(1.9) million and $(2.6) million, respectively.

Additional information:

                                                                                        Other postretirement
                                                                  Pension benefits            benefits
                                                                      For the year ended December 31,
                                                                 2006        2005         2006        2005
                                                                               (in millions)
Increase (decrease) in minimum liability included in other
  comprehensive income (Pre-SFAS 158)                             $(4.2)          $9.5          $--          $--

-------------------------------------------------------------------------------
Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

                                                                 Other
                                                             postretirement
                                         Pension benefits       benefits
                                                    December 31,
                                          2006      2005     2006      2005
Discount rate                               6.15%    5.75%     6.15%    5.75%
Rate of compensation increase               5.00%    5.00%     5.00%    5.00%

--------------------------------------------------------------------------------

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost

                                       Pension benefits                 Other postretirement benefits
                                                   For the year ended December 31,
                              2006     2005           2004            2006        2005          2004
Discount rate                  5.75%     6.00%    6.25%/6.50%*           5.75%      6.00%   6.25%/6.50%*
Expected long-term return
  on plan assets               8.25%     8.50%        8.50%              7.30%      7.30%      7.31%
Rate of compensation
  increase                     5.00%     5.00%        5.00%              5.00%      5.00%      5.00%

--------------------------------------------------------------------------------
         * The discount rate used to calculate the benefit expense for the first three quarters of 2004 expense related to the home office pension and other postretirement benefit plans and retiree medical plans was 6.25%. The discount rate used to calculate the benefit expense for the last quarter of 2004 was 6.50%. The change in rates occurred due to the third quarter 2004 remeasurement for the Principal Residential Mortgage, Inc. divestiture and Medicare Modernization Act. A remeasurement did not occur on the agents and managers pension and other non-medical postretirement benefit plans.

         For other postretirement benefits, the 7.30% rate for 2006 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 5.85%, respectively.

         The expected return on plan assets is the long-term rate we expect to be earned based on the plans' investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans. Based on a review in 2005, the long term expected return on plan assets was lowered for the 2006 pension expense calculation.

Assumed health care cost trend rates

                                                                                          December 31,
                                                                                         2006      2005
Health care cost trend rate assumed for next year under age 65                             12.0%     13.0%
Health care cost trend rate assumed for next year age 65 and over                          11.0%     13.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)           5.0%      5.0%
Year that the rate reaches the ultimate trend rate                                       2018      2017

-------------------------------------------------------------------------------
         Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                       1-percentage-      1-percentage-
                                                                       point increase     point decrease
                                                                                 (in millions)
Effect on total of service and interest cost components                            $5.5             $(4.3)
Effect on accumulated postretirement benefit obligation                          (44.8)               36.6

-------------------------------------------------------------------------------

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

Pension Plan Assets

         The qualified pension plan's weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                       October 1,
Asset category                                        2006    2005
Domestic equity securities                               54%     54%
International equity securities                           14      14
Domestic debt securities                                  23      23
Real estate                                                9       9
  Total                                                 100%    100%

===============================================================================
          Our investment strategy is to achieve the following:

o Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

o Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

o Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

         In administering the qualified pension plan's asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

         The overall target asset allocation for the qualified plan assets is:

Asset category                                    Target allocation
Domestic equity securities                            40% - 60%
International equity securities                       5% - 15%
Domestic debt securities                              20% - 30%
International debt securities                          0% - 7%
Real estate                                           3% - 10%
Other                                                  0% - 7%

-------------------------------------------------------------------------------
         For 2006 and 2005, respectively, the plan assets include none of our stock. Prior to April 30, 2005, the plan held our stock in a separate account under an annuity contract. These assets were received in the qualified defined benefit plan as a result of the 2001 demutualization. These holdings were liquidated as of April 30, 2005.

Other Postretirement Benefit Plan Assets

         The other postretirement benefit plans' weighted-average asset allocations by asset category as of the two most recent measurement dates are as follows:

                                                           October 1,
Asset category                                            2006    2005
Equity securities                                            58%     55%
Debt securities                                               42      45
  Total                                                     100%    100%
                        Principal Life Insurance Company
===============================================================================
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         The weighted average target asset allocation for the other postretirement benefit plans is:

Asset category                               Target allocation
Equity securities                                50 - 70%
Debt securities                                  30 - 50%

--------------------------------------------------------------------------------
         The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Contributions

         We expect to contribute approximately $1.0 million to our other postretirement benefit plans in 2007. Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate that we will be required to fund a minimum annual contribution under ERISA for the qualified pension plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2007 in the range of $20-$50 million. This includes funding for both our qualified and nonqualified pension plans.

Estimated Future Benefit Payments

         The following benefit payments, which reflect expected future service, expected to be paid and the amount of tax-free subsidy receipts under Medicare Part D expected to be received are:

                                                           Other postretirement benefits
                                                              (gross benefit payments,
                                                               including prescription          Amount of Medicare Part D
                                    Pension benefits               drug benefits)                   subsidy receipts
                                                                       (in millions)
  Year ending December 31:
    2007                                           $51.5                              $18.7                             $1.0
    2008                                            55.1                               20.5                              1.2
    2009                                            59.1                               22.6                              1.3
    2010                                            63.9                               25.0                              1.5
    2011                                            69.7                               27.7                              1.7
  2012-2016                                        448.4                              182.0                             12.2

--------------------------------------------------------------------------------
         The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

         The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2006.

         The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans.


                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

                                                                        For the year ended December 31,
                                                                 2006                                      2005
                                                Qualified     Nonqualified                Qualified    Nonqualified
                                                   plan           plans         Total        plan         plans         Total
                                                                                 (in millions)
Reconciliation of funded status to amount
  recognized
Benefit obligation, end of the year                       $--            $--            $--    $(1,186.0)     $(255.7)    $(1,441.7)
Fair value of plan assets, end of the year                 --             --             --       1,297.8            --      1,297.8
Funded (underfunded) status                                --             --             --         111.8      (255.7)       (143.9)
Unrecognized net actuarial loss                            --             --             --         111.5         89.7         201.2
Unrecognized prior service benefit                         --             --             --        (51.0)       (20.3)        (71.3)
Net amount recognized                                     $--            $--            $--        $172.3     $(186.3)       $(14.0)
Amounts recognized in statement of financial
  position (Pre-SFAS 158)
Prepaid benefit cost                                      $--            $--            $--        $172.3           $--       $172.3

Accrued benefit liability including           ==============             --             --
  minimum liability                                        --                                         --      (203.9)       (203.9)
Accumulated other comprehensive income                     --             --             --             --         17.6         17.6
Net amount recognized                                     $--            $--            $--        $172.3     $(186.3)       $(14.0)
Amount recognized in statement of financial
  position (Post-SFAS 158)
Other assets                                          $205.1            $--        $205.1            $--           $--           $--
Other liabilities                                          --       (275.6)       (275.6)             --            --            --
Total                                                 $205.1      $(275.6)       $(70.5)            $--           $--            $--
Amount recognized in accumulated other
  comprehensive income (Post-SFAS 158)
Total net actuarial loss                               $24.2         $89.3        $113.5            $--           $--            $--
Prior service benefit                                 (45.1)        (16.6)        (61.7)             --            --             --
Total accumulated other comprehensive income
  (not adjusted for applicable tax)                  $(20.9)         $72.7         $51.8            $--           $--            $--
Components of net periodic benefit cost
Service cost                                           $39.3          $7.7         $47.0         $41.9         $7.8         $49.7
Interest cost                                           67.2          14.4          81.6          63.7         13.7          77.4
Expected return on plan assets                       (105.4)             --       (105.4)        (96.2)            --        (96.2)
Amortization of prior service cost (benefit)           (5.9)         (3.1)         (9.0)           2.8        (1.5)           1.3
Recognized net actuarial loss                           12.9           7.5          20.4          11.2          5.2          16.4
Net periodic benefit cost                               $8.1         $26.5         $34.6         $23.4        $25.2         $48.6
Total recognized in net periodic benefit
  cost and accumulated other comprehensive
  income                                             $(12.8)         $99.2         $86.4            $--           $--            $--

===============================================================================
                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

14.  Employee and Agent Benefits (continued)

         In addition, we have defined contribution plans that are generally available to all employees and agents. Eligible participants could not contribute more than $15,000 of their compensation to the plans in 2006. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were age 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as "Grandfathered Choice Participants". In 2006, we matched the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including our common stock. We contributed $36.4 million, $19.0 million and $18.6 million in 2006, 2005, and 2004, respectively, to our qualified defined contribution plans.

         We also have a nonqualified defined contribution plan available to select employees and agents which allows them to contribute amounts in excess of limits imposed by federal tax law. In 2006, we matched the Grandfathered Choice Participant's Contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum contribution of 6% of the participant's compensation. We contributed $8.0 million, $4.8 million and $4.5 million in 2006, 2005, and 2004, respectively, to our nonqualified defined contribution plans.


15.  Contingencies, Guarantees and Indemnifications

Litigation

         We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits are class actions, or purport to be, and some include claims for punitive damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the National Association of Securities Dealers, Inc., the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers.

         Several lawsuits have been filed against other insurance companies and insurance brokers alleging improper conduct relating to the payment and non-disclosure of contingent compensation and bid-rigging activity. Several of these suits were filed as purported class actions. Several state attorneys general and insurance regulators have initiated industry-wide inquiries or other actions relating to compensation arrangements between insurance brokers and insurance companies and other industry issues. Beginning in March of 2005, we have received subpoenas and interrogatories from the offices of the Attorneys General of New York and Connecticut seeking information related to compensation agreements with brokers and agents and the sale of retirement products and services. We are cooperating with these inquiries. To date, none of these Attorneys General investigations has resulted in any action against us. We are, however, engaged in discussions with the Connecticut and New York Attorney General's Office with respect to broker payments relating to sales of our single premium group annuity products, which primarily fund terminating defined benefit plans. At this point, we cannot predict the outcome of these discussions. We have received other requests from regulators and other governmental authorities relating to other industry issues and may receive additional such requests, including subpoenas and interrogatories, in the future.








                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


15.  Contingencies, Guarantees and Indemnifications (continued)

         On December 23, 2004, a lawsuit was filed in Iowa state court against us, Principal Financial Group, Inc. and Principal Financial Services, Inc., on behalf of a proposed class comprised of the settlement class in our sales practices class action settlement, which was approved in April 2001 by the United States District Court for the Southern District of Iowa. This more recent lawsuit claims that the treatment of the settlement costs of that sales practices litigation in relation to the allocation of demutualization consideration to our policyholders was inappropriate. Demutualization allocation was done pursuant to the terms of a plan of demutualization approved by the policyholders in July 2001 and the Commissioner in August 2001. The lawsuit further claims that such allocation was not accurately described to policyholders during the demutualization process and is a breach of the sales practices settlement. On January 27, 2005, we filed a notice to remove the action from state court to the United States District Court for the Southern District of Iowa. On July 22, 2005, the plaintiff's motion to remand the action to state court was denied, and our motion to dismiss the lawsuit was granted. On September 21, 2005, the plaintiff's motion to alter or amend the judgment was denied. On October 4, 2005, the plaintiff filed a notice of appeal to the United States Court of Appeals for the Eighth Circuit. Oral argument was held on April 20, 2006. On October 20, 2006, the Court of Appeals affirmed our motion to dismiss.

         On November 8, 2006, a trustee of Fairmount Park Inc. Retirement Savings Plan filed a putative class action lawsuit in the United States District Court for the Southern District of Illinois against us. The complaint alleges, among other things, that we breached our alleged fiduciary duties while performing services to 401(k) plans by failing to disclose, or adequately disclose, to employers or plan participants the fact that we receive "revenue sharing fees from mutual funds that are included in its pre-packaged 401(k) plans" and allegedly failed to use the revenue to defray the expenses of the services provided to the plans. We have filed an Answer and a Motion to Transfer and intend to aggressively defend the lawsuit. Plaintiff further alleges that these acts constitute prohibited transactions under ERISA. Plaintiff seeks to certify a class of all retirement plans to which we were a service provider and for which we received and retained "revenue sharing" fees from mutual funds. Plaintiff seeks declaratory, injunctive and monetary relief. We intend to aggressively defend the lawsuit.

         While the outcome of any pending or future litigation cannot be predicted, management does not believe that any pending litigation will have a material adverse effect on our business or financial position. The outcome of litigation is always uncertain, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular quarter or annual period.

Guarantees and Indemnifications

         In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2006, was approximately $171.0 million; however, we believe the likelihood is remote that material payments will be required and therefore have not accrued for a liability on our consolidated statements of financial position. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us, therefore, such guarantees would not result in a material adverse effect on our business or financial position. It is possible that such outcomes could materially affect net income in a particular quarter or annual period. The fair value of such guarantees is not material.

         We are also subject to various other indemnification obligations issued in conjunction with certain transactions, primarily the sale of Principal Residential Mortgage, Inc. and other divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe the likelihood is remote that material payments would be required under such indemnifications and therefore such indemnifications would not result in a material adverse effect on our business or financial position. It is possible that such outcomes could materially affect net income in a particular quarter or annual period. The fair value of such indemnifications was determined to be insignificant.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


15.  Contingencies, Guarantees and Indemnifications (continued)

Operating Leases

     As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the year ended December 31, 2006, 2005 and 2004, respectively, was $47.3 million, $50.8 million and $44.9 million.

     At December 31, 2006, the future minimum lease payments are $186.3 million. The following represents payments due by period for operating lease obligations as of December 31, 2006 (in millions).

  Year ending December 31:
        2007                                        $50.9
        2008                                         43.3
        2009                                         35.1
        2010                                         25.8
        2011                                         16.7
        2012 and thereafter                          28.1
                                                                      199.9
        Less future sublease rental income on noncancelable leases     13.6
        Total future minimum lease payments                          $186.3

================================================================================
Capital Lease

     As a lessee, we lease an aircraft under a capital lease. As of December 31, 2006 and 2005, respectively, the aircraft had a gross asset balance of $14.4 million and accumulated depreciation of $1.1 million and $0.5 million. Depreciation expense for both the years ended December 31, 2006 and 2005, was $0.6 million.

     At December 31, 2006, the future minimum lease payments are $17.9 million. The following represents payments due by period for capital lease obligations as of December 31, 2006 (in millions).

  Year ending December 31:
        2007                                     $0.9
        2008                                      1.0
        2009                                      1.1
        2010                                      1.1
        2011                                      1.2
        2012 and thereafter                      12.6
          Total                                 $17.9

================================================================================
Securities Posted as Collateral

         We posted $484.5 million in securities under collateral agreements at December 31, 2006, to satisfy collateral requirements primarily associated with our derivatives credit support agreements and a reinsurance arrangement with our U.S. Asset Management and Accumulation segment.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity

Accumulated Other Comprehensive Income

         Comprehensive income includes all changes in stockholder's equity during a period except those resulting from investments by stockholders and distributions to stockholders.

         The components of accumulated other comprehensive income were as follows:

                                                 Net unrealized
                                                     gains       Net unrealized    Foreign                      Accumulated
                                                 on available-       losses        currency       Minimum          other
                                                    for-sale     on derivative   translation      pension      comprehensive
                                                   securities     instruments     adjustment     liability         income
                                                                                 (in millions)
Balances at January 1, 2004                         $1,285.1           $(58.6)         $(7.2)         $(2.5)     $1,216.8
Net change in unrealized gains on fixed
  maturities, available-for-sale                        67.6              --              --              --            67.6
Net change in unrealized gains on equity
  securities, available-for-sale                         0.2              --              --              --             0.2
Net change in unrealized gains on equity
  method subsidiaries and minority interest
  adjustments                                          (28.2)             --              --              --           (28.2)
Adjustments for assumed changes in
  amortization pattern                                  28.2              --              --              --            28.2
Net change in unrealized losses on derivative
  instruments                                            --               88.9            --              --            88.9
Net change in unrealized gains on policyholder
  dividend obligation                                  (19.5)             --              --              --           (19.5)
Change in net foreign currency translation
  adjustment                                             --                --             (0.6)           --            (0.6)
Change in minimum pension liability adjustment           --                --              --             (4.3)         (4.3)
Net change in provision for deferred income
  tax benefit (expense)                                (16.7)           (31.1)           --              1.5         (46.3)
Balances at December 31, 2004                       $1,316.7            $(0.8)         $(7.8)         $(5.3)     $1,302.8

--------------------------------------------------------------------------------

                        Principal Life Insurance Company
                          Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)

                                                             Net
                                                         unrealized        Net
                                                            gains       unrealized     Foreign                    Accumulated
                                                        on available- gains (losses)   currency      Minimum         other
                                                          for-sale    on derivative  translation     pension     comprehensive
                                                         securities    instruments    adjustment    liability       income
                                                                                     (in millions)
Balances at January 1, 2005                                 $1,316.7         $(0.8)         $(7.8)       $(5.3)     $1,302.8
Net change in unrealized gains on fixed maturities,
  available-for-sale                                          (902.3)          --              --            --          (902.3)
Net change in unrealized gains on equity securities,
  available-for-sale                                             5.8           --              --            --             5.8
Net change in unrealized gains on equity method
  subsidiaries and minority interest adjustments                 5.3           --              --            --             5.3
Adjustments for assumed changes in amortization pattern         94.7           --              --            --            94.7
Net change in unrealized losses on derivative
  instruments                                                    --            41.7            --            --            41.7
Net change in unrealized gains on policyholder
  dividend obligation                                           84.7           --              --            --            84.7
Change in net foreign currency translation adjustment            --             --              0.7          --             0.7
Change in minimum pension liability adjustment                   --             --              --           (9.5)         (9.5)
Net change in provision for deferred income tax benefit        244.2         (16.5)           --            3.3         231.0
Balances at December 31, 2005                                 $849.1         $24.4          $(7.1)      $(11.5)       $854.9

--------------------------------------------------------------------------------

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)





                                                                                                  Minimum
                                     Net unrealized       Net                                      pension
                                         gains         unrealized      Foreign    Unrecognized    liability      Accumulated
                                     on available-       gains        currency    post-retiremen                    other
                                        for-sale     on derivative   translation     benefit                    comprehensive
                                       securities     instruments    adjustment    obligations  t                   income
                                                                           (in millions)
Balances at January 1, 2006               $849.1            $24.4          $(7.1)         $--          $(11.5)        $854.9

Net change in unrealized gains on                                                 -------------
  fixed maturities,
  available-for-sale                      (454.2)             --              --             --             --           (454.2)
Net change in unrealized gains on
  equity securities,
  available-for-sale                       (12.0)             --              --             --             --            (12.0)
Net change in unrealized gains on
  equity method subsidiaries and
  minority interest adjustments              6.7              --              --             --             --              6.7
Adjustments for assumed changes in
  amortization pattern                       8.1              --              --             --             --              8.1
Net change in unrealized gains on
  derivative instruments                     --                0.3            --             --             --              0.3
Net change in unrealized gains on
  policyholder dividend obligation          33.7              --              --             --             --             33.7
Change in net foreign currency
  translation adjustment                     --                --              1.6           --             --              1.6

Change in minimum pension liability          --                --              --             --             4.2            4.2
Transition adjustment related to
  post-retirement benefit
  obligations                                --                --              --            22.3          13.4           35.7
Net change in provision for
  deferred income tax benefit
  (expense)                                147.6             (0.1)           --            (7.8)         (6.1)         133.6
Balances at December 31, 2006             $579.0            $24.6          $(5.5)        $14.5          $--           $612.6

================================================================================
         The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:


                                                                                               For the year ended
                                                                                                  December 31,

                                                                                                 2006 2005 2004
                                                                                                  (in millions)
Unrealized gains (losses) on available-for-sale securities arising during the year       $(255.0)      $(430.1)       $113.5
Adjustment for realized losses on available-for-sale securities included in net
  income                                                                                   (14.9)        (12.3)        (24.1)
Unrealized gains (losses) on available-for-sale securities, as adjusted                  $(269.9)      $(442.4)        $89.4

===============================================================================
         The above table is presented net of income tax, derivatives in cash flow hedge relationships, PDO and related changes in the amortization patterns of DPAC, sales inducements and unearned revenue reserves.




                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

16.  Stockholder's Equity (continued)

Dividend Limitations

         Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from its business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2006 statutory results, we could pay approximately $660.4 million in stockholder dividends in 2007 without exceeding the statutory limitation.

17.  Fair Value of Financial Instruments

         The following discussion describes the methods and assumptions we utilize in estimating our fair value disclosures for financial instruments. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from these fair value disclosure requirements. The techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below. The estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

         We define fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of timing, amount of expected future cash flows and the credit standing of counterparties. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.

         Fair values of public debt and equity securities have been determined by us from public quotations, when available. Private placement securities and other fixed maturities and equity securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

         Fair values of commercial and residential mortgage loans are determined by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of each loan.

         Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the U.S. Treasury curve.

         The fair values for assets classified as other investments excluding equity investments in subsidiaries and cash and cash equivalents in the accompanying consolidated statements of financial position approximate their carrying amounts.

         The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and that are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed. We do consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

         Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.








                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)


17.  Fair Value of Financial Instruments (continued)

         The carrying amounts and estimated fair values of our financial instruments were as follows:


                                                                                 December 31,
                                                                       2006                             2005
                                                             Carrying amount Fair value    Carrying amount Fair value
                                                                                (in millions)
        Assets (liabilities)
        Fixed maturities, available-for-sale               $42,168.8        $42,168.8        $39,949.0        $39,949.0
        Fixed maturities, trading                              197.9            197.9            105.0            105.0
        Equity securities, available-for-sale                  645.3            645.3            702.9            702.9
        Equity securities, trading                             148.2            148.2             60.1             60.1
        Mortgage loans                                      11,141.9         11,644.7         10,979.2         11,796.6
        Policy loans                                           850.7            930.7            827.7            925.6
        Other investments                                      836.5            836.5            648.4            648.4
        Cash and cash equivalents                            1,898.0          1,898.0          1,715.1          1,715.1
        Investment-type insurance contracts                (34,255.1)       (33,652.9)       (31,210.2)       (31,120.4)
        Short-term debt                                       (412.2)          (412.2)          (719.1)          (719.1)
        Long-term debt                                        (298.6)          (311.9)          (313.5)          (329.4)

--------------------------------------------------------------------------------
18.  Statutory Insurance Financial Information

         We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the "State of Iowa"). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices.

         Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, we meet the minimum RBC requirements.

         Statutory net income and statutory surplus were as follows:

                                               As of or for the year ended
                             December 31,
                            2006 2005 2004
                                                      (in millions)
        Statutory net income                    $684.9       $666.2       $512.7
        Statutory surplus                      3,596.1      3,657.8      3,044.3

-------------------------------------------------------------------------------

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information

         We provide financial products and services through the following segments: U.S. Asset Management and Accumulation and Life and Health Insurance. In addition, there is a Mortgage Banking (discontinued operations) and Corporate and Other segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

         The U.S. Asset Management and Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals and provides asset management services to our asset accumulation business, the life and health insurance operations, the Corporate and Other segment and third-party clients.

         The Life and Health insurance segment provides individual life insurance, group health insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance and group life insurance, throughout the United States.

         On July 1, 2004, we closed the sale of Principal Residential Mortgage, Inc. to CitiMortgage, Inc. The results of operations (excluding corporate overhead) for our Mortgage Banking segment, which includes Principal Residential Mortgage, Inc., are reported as other after-tax adjustments for all periods presented. See Note 3, Discontinued Operations, for further explanation.

         The Corporate and Other segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate and Other segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

         Management uses segment operating earnings for goal setting, determining employee compensation and evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized/unrealized capital gains and losses, as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized/unrealized capital gains and losses, as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of front-end fee revenues for sales charges on pension products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Segment operating revenues exclude net realized/unrealized capital gains and their impact on recognition of front-end fee revenues and certain market value adjustments to fee revenues. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

         The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate and Other segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate and Other segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

                                                       December 31,
                                                   2006           2005
                                                      (in millions)
        Assets:
        U.S. Asset Management and Accumulation    $117,105.9     $103,424.9
        Life and Health Insurance                   14,336.6       14,053.2
        Corporate and Other                          3,009.6        2,520.8
          Total consolidated assets               $134,452.1     $119,998.9

===============================================================================

                                                                                     For the year ended December 31,
                                                                                    2006          2005          2004
                                                                                              (in millions)
        Operating revenues by segment:
        U.S. Asset Management and Accumulation                                      $4,340.8      $4,003.2      $3,639.7
        Life and Health Insurance                                                    4,722.6       4,372.9       4,153.2
        Corporate and Other                                                            (12.7)        (15.1)         (4.2)
          Total segment operating revenues                                           9,050.7       8,361.0       7,788.7
        Add:
         Net realized/unrealized capital gains (losses), including recognition of front-end fee revenues and certain market value adjustments to fee
         revenues                                                                       29.9         (28.6)       (119.8)
        Subtract:
         Operating revenues from discontinued real estate investments                   (0.5)          2.8           2.5
          Total revenues per consolidated statements of operations                  $9,081.1      $8,329.6      $7,666.4
        Operating earnings (loss) by segment, net of related income taxes:
        U.S. Asset Management and Accumulation                                        $616.8        $520.0        $498.5
        Life and Health Insurance                                                      285.3         277.4         257.7
        Mortgage Banking                                                                 --             --           (10.3)
        Corporate and Other                                                             26.6          10.6          (1.0)
          Total segment operating earnings, net of related income taxes                928.7         808.0         744.9
        Net realized/unrealized capital gains (losses), as adjusted                      7.7         (26.8)        (77.7)
        Other after-tax adjustments (1)                                                 41.2          50.9         100.6
          Net income per consolidated statements of operations                        $977.6        $832.1        $767.8

[GRAPHIC OMITTED]
================================================================================
                                       21

(1) In 2006, other after-tax adjustments of $41.2 million included (1) the positive effect of: (a) gain on sales of real estate properties that qualify for discontinued operations treatment ($30.9 million) and (b) a favorable court ruling on a contested IRS issue for 1991 and later years ($18.8 million) and (2) the negative effect from a contribution to the Principal Financial Group, Inc. Foundation ($8.5 million).

         In 2005, other after-tax adjustments of $50.9 million included (1) the positive effect of: (a) a decrease in income tax reserves established for IRS tax matters ($33.8 million); (b) gains on sales of real estate properties that qualify for discontinued operations treatment ($22.3 million) and (2) the negative effect from a change in the estimated gain on disposal of Principal Residential Mortgage, Inc. ($5.2 million).

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         In 2004, other after-tax adjustments of $100.6 million included (1) the positive effect of: the discontinued operations and estimated gain on disposal of Principal Residential Mortgage, Inc. ($103.0 million) and
         (2) the negative effect from a cumulative change in accounting principle related to the implementation of SOP 03-1 ($2.4 million).

         The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.


                                                                                        For the year ended December 31,
                                                                                        2006           2005         2004
                                                                                                 (in millions)
Income tax expense (benefit) by segment:
U.S. Asset Management and Accumulation                                                     $169.5        $151.6       $147.8
Life and Health Insurance                                                                   144.1         139.9        130.6
Mortgage Banking                                                                              --             --           (6.4)
Corporate and Other                                                                          10.9          10.4         (5.1)
   Total segment income taxes from operating earnings                                       324.5         301.9        266.9
Add:
   Tax expense (benefits) related to net realized/unrealized capital gains
       (losses), as adjusted                                                                  8.3         (10.6)       (40.6)
   Tax benefits related to other after-tax adjustments                                      (13.9)         (3.5)         --
Subtract:
   Income tax expense (benefit) from discontinued real estate                                (0.2)          1.0          0.9
  Total income tax expense per consolidated statements of operations                       $319.1        $286.8       $225.4

================================================================================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

19.  Segment Information (continued)

         The following table summarizes operating revenues for our products and services:


                                                                                      For the year ended December 31,
                                                                                  2006            2005             2004
                                                                                               (in millions)
U.S. Asset Management and Accumulation:
   Full-service accumulation                                                      $1,382.7      $1,267.4         $1,177.2
   Individual annuities                                                              582.8         471.6            393.8
   Bank and trust services                                                            53.0          38.8             33.7
   Eliminations                                                                       (5.0)         (3.4)            (1.9)
     Total Accumulation                                                            2,013.5       1,774.4          1,602.8
  Investment only                                                                  1,080.7       1,002.3            931.6
  Full-service payout                                                                830.8         863.5            811.8
     Total Guaranteed                                                              1,911.5       1,865.8          1,743.4
  Total U.S. Asset Accumulation                                                    3,925.0       3,640.2          3,346.2
  Principal Global Investors                                                         485.4         414.3            338.5
  Eliminations                                                                       (69.6)        (51.3)           (45.0)
  Total U.S. Asset Management and Accumulation                                     4,340.8       4,003.2          3,639.7
Life and Health Insurance:
  Individual life insurance                                                        1,344.7       1,361.7          1,370.4
  Health insurance                                                                 2,063.8       1,879.7          1,778.8
  Specialty benefits insurance                                                     1,316.0       1,131.5          1,004.0
  Eliminations                                                                        (1.9)          --                --
    Total Life and Health Insurance                                                4,722.6       4,372.9          4,153.2
  Corporate and Other                                                                (12.7)        (15.1)            (4.2)

Total operating revenues                                                          $9,050.7      $8,361.0         $7,788.7
Total operating revenues                                                          $9,050.7      $8,361.0         $7,788.7
Net realized/unrealized capital gains (losses), including recognition of
  front-end fee revenues and certain market value adjustments to fee revenues         29.9         (28.6)          (119.8)
Operating revenues from discontinued real estate investments                           0.5          (2.8)            (2.5)
Total revenues per consolidated statements of operations                          $9,081.1      $8,329.6         $7,666.4

===============================================================================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

20. Stock-Based Compensation Plans

         The Stock-Based Compensation Plans footnote represents all share based compensation data related to us and our subsidiaries' employees. As of December 31, 2006, our ultimate parent, Principal Financial Group, Inc. has the 2005 Stock Incentive Plan, the Employee Stock Purchase Plan the Stock Incentive Plan and the Long-Term Performance Plan ("Stock-Based Compensation Plans"). As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long-Term Performance Plan. Under the terms of the 2005 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units, or other stock based awards. To date, Principal Financial Group, Inc.has not granted any incentive stock options, restricted stock, or performance units.

         For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for the Stock-Based Compensation Plans is as follows:

                                    For the year ended December 31,
                                    2006          2005         2004
                                             (in millions)
Compensation cost                     $58.0         $47.4        $43.2
Related income tax benefit             19.0           15.5         13.8
Capitalized as part of an asset         3.4           1.6          2.6

--------------------------------------------------------------------------------
Nonqualified Stock Options

         Nonqualified stock options were granted to certain employees under the 2005 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding under the 2005 Stock Incentive Plan and the Stock Incentive Plan were granted at an exercise price equal to the fair market value of Principal Financial Group, Inc.'s common stock on the date of grant, and expire ten years after the grant date. These options have graded or cliff vesting over a three-year period, except in the case of approved retirement.

         As of December 31, 2006, there were $11.4 million of total unrecognized compensations costs related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.7 years.

         The fair value of stock options is estimated using the Black-Scholes option pricing model that uses the assumptions noted in the following table. Expected volatilities are based on historical volatility of Principal Financial Group, Inc.'s stock and other factors. Due to Principal Financial Group, Inc.'s limited public company history, we use peer data to estimate option exercise and employee termination within the valuation model. Separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is estimated based on peer data and represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of Principal Financial Group, Inc.'s common shares on the grant date.

         The following is a summary of assumptions for the stock options granted during the period:
                                     For the year ended December 31,
                                   -------------------------------------
                                   -------------------------------------
         Options                      2006        2005      2004
         -------------------------------------  --------- ----------
         -------------------------------------  ---------
         Dividend yield                  1.32%      1.41%      1.26%
                                   ===========  ========= ==========
                                   ===========  ========= ==========
         Expected volatility             16.2%      19.1%      39.2%
                                   ===========  ========= ==========
                                   ===========  ========= ==========
         Risk-free interest rate          4.6%       4.1%       3.3%
                                   ===========  ========= ==========
                                   ===========  ========= ==========
         Expected life (in years)           6          6          6
                                   ===========  ========= ==========

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

20. Stock-Based Compensation Plans (continued)

         Using the Black-Scholes option valuation model, the weighted-average estimated fair value of stock options granted was $11.41, $9.18 and $13.55 per share during 2006, 2005 and 2004, respectively.

         The total intrinsic value of stock options exercised was $38.4 million, $27.8 million and $12.4 million during 2006, 2005 and 2004, respectively.

         The weighted-average remaining contractual lives for stock options exercisable is approximately 7 years as of December 31, 2006.

Performance Share Awards

         Beginning in 2006, performance share awards were granted to certain employees under the 2005 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and Principal Financial Group, Inc.'s performance against three-year goals set at the beginning of the performance period. A return on equity objective and an earnings per share objective must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited and no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. As of December 31, 2006, there were $15.7 million of total unrecognized compensation costs related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 2.0 years.

         The fair value of performance share awards is determined based on the closing stock price of Principal Financial Group, Inc.'s shares on the grant date. The weighted-average grant-date fair value of performance share awards granted during 2006 was $49.40. Because no performance share awards vested or were paid out, the intrinsic value of performance share awards vested and the actual tax benefits realized for tax deductions for performance share award payouts are $0.0 million in 2006.

Restricted Stock Units

         Restricted stock units are issued under the 2005 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as an equity award. The fair value of restricted stock units is determined based on the closing stock price of Principal Financial Group, Inc.'s common shares on the grant date. There is no maximum contractual term on these awards.

         Restricted stock units were issued to certain employees and agents pursuant to the Stock Incentive Plan and 2005 Stock Incentive Plan. Under these plans, awards have a graded or cliff vesting over a three-year service period. When service for the Company ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited.

         The weighted-average grant-date fair value of restricted stock units granted during 2006, 2005 and 2004 was $50.08, $39.51 and $36.32, respectively.

         As of December 31, 2006, there were $7.3 million of total unrecognized compensation costs related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.5 years. The total intrinsic value of restricted stock units vested was $15.0 million, $1.0 million and $0.8 million during 2006, 2005 and 2004, respectively.






                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

20. Stock-Based Compensation Plans (continued)

Employee Stock Purchase Plan

         Under our Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of Principal Financial Group, Inc.'s common stock on a quarterly basis. Employees may purchase up to $25,000 worth of company stock each year. Employees may purchase shares of Principal Financial Group, Inc.'s common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the quarter, whichever is lower.

         We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the quarter of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $10.34, $7.97 and $7.16 during 2006, 2005 and 2004, respectively. The total intrinsic value of the Employee Stock Purchase Plan settled was $6.2 million, $5.4 million and $5.7 million during 2006, 2005 and 2004, respectively.

Long-Term Performance Plan

         Principal Financial Group, Inc. also maintains the Long-Term Performance Plan, which provides the opportunity for eligible executives to receive additional awards if specified minimum corporate performance objectives are achieved over a three-year period. This plan utilizes stock as an option for payment and is treated as a liability award during vesting and a liability award or equity award subsequent to vesting, based on the participant payment election. Effective with stockholder approval of the 2005 Stock Incentive Plan, no further grants will be made under the Long-Term Performance Plan, and any future awards earned under the Long-Term Performance Plan will be issued under the 2005 Stock Incentive Plan. As of December 31, 2005, all awards under this plan were fully vested and no awards were granted under this plan in 2006 or 2005. There is no maximum contractual term on these awards.

         The amount of cash used to settle Long-Term Performance Plan units granted was $10.2 million for 2006. The total intrinsic value of Long-Term Performance Plan units settled was $10.4 million, $6.1 million and $7.8 million during 2006, 2005 and 2004, respectively.

         The fair value of Long-Term Performance Plan liability units is determined as of each reporting period based on the Black-Scholes option pricing model that uses the assumptions noted in the following table:

                                          For the year ended
                                             December 31,
         Long-Term Performance Plan              2006
         ----------------------------- -------------------------
         ----------------------------- -------------------------
         Dividend yield                                       --%
                                       =========================
                                       =========================
         Expected volatility                               11.2%
                                       =========================
                                       =========================
         Risk-free interest rate                            4.8%
                                       =========================
                                       =========================
         Expected life (in years)                             2
                                       =========================

                        Principal Life Insurance Company
             Notes to Consolidated Financial Statements (continued)

21.  Quarterly Results of Operations (Unaudited)

         The following is a summary of unaudited quarterly results of operations for 2006 and 2005:

                                                                                    For the three months ended
                                                                       December 31  September 30     June 30      March 31
                                                                                           (in millions)
2006
  Total revenues                                                          $2,369.2      $2,230.2      $2,258.0      $2,223.7
  Total expenses                                                           2,057.3       1,917.7       1,974.0       1,866.0
  Income from continuing operations, net of related income taxes             232.4         230.7         208.8         275.1
  Income (loss) from discontinued operations, net of related income
    taxes                                                                     30.1           0.4          (0.1)          0.2
  Net income                                                                 262.5         231.1         208.7         275.3

2005
  Total revenues                                                          $2,266.3      $2,045.9      $2,033.2      $1,984.2
  Total expenses                                                           1,991.5       1,779.1       1,748.6       1,710.4
  Income from continuing operations, net of related income taxes             218.4         191.9         203.5         199.4
  Income from discontinued operations, net of related income taxes             2.4           0.2          15.7           0.6
  Net income                                                                 220.8         192.1         219.2         200.0

--------------------------------------------------------------------------------

                                     PART C
                           PERSONAL VARIABLE CONTRACT
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the ten years ended December 31, 2006.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                            December 31, 2006
                          Statement of Operations for the year ended
                            December 31, 2006
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2006, 2005 and 2004.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2006, 2005 and 2004.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2006, 2005 and 2004.
                          Consolidated Statements of Financial Position,
                            December 31, 2006, 2005 and 2004.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2006, 2005 and 2004.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2006, 2005 and 2004.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules*
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2006*
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2006, 2005 and 2004 and for each of the years then ended*
                         Schedule IV - Reinsurance
                           As of December 31, 2006, 2005 and 2004 and for each of the years then ended*

                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

          (b)    Exhibits
                 (1)   Board resolution of Registrant (Filed 3/1/96)
                 (3a)  Distribution Agreement (Filed 3/1/96)
                 (3b)  Selling Agreement (Filed 3/1/96)
                 (4a)  Form of Variable Annuity Contract (Filed 12/16/97)
                 (4b)  Variable Annuity Contract Endorsement (Filed 12/16/97)
                 (4c)  Variable Annuity Contract Rider (Filed 12/16/97)
                 (5)   Form of Variable Annuity Application (Filed 10/23/97)
                 (6a)  Articles of Incorporation of Depositor (Filed 3/1/96)
                 (6b)  Bylaws of Depositor (Filed 3/1/96)
                 (9)   Opinion of Counsel (Filed 3/1/96)
                 (10a) Consent of Ernst & Young LLP*
                 (10b) Powers of Attorney*
                 (11)  Financial Statement Schedules*
                 (13a) Total Return Calculation (Filed 3/1/96)
                 (13b) Annualized Yield for Separate Account B (Filed 3/1/96)

*   Filed herein
** To be filed by Amendment.

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee

 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3020 NW 33rd Avenue
 Member, Nominating and Governance         Lauderdale Lakes, FL  33311
    Committee

 GARY E. COSTLEY                           C & G Capital and Management, LLC
 Director                                  257 Barefoot Beach Boulevard
 Member, Human Resources                   Suite 404
    Committee                              Bonita Springs, FL  34134

 MICHAEL T. DAN                            The Brink's Company
 Director                                  1801 Bayberry Court
 Member, Human Resources Committee         Richmond, VA  23226

 DAVID J. DRURY                            4633 156th Street
 Director                                  Urbandale, IA  50323
 Member, Executive Committee

 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee

 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 Chairman of the Board and
   Chair, Executive Committee
 Principal Life: Chairman and
   Chief Executive Officer


 SANDRA L. HELTON
 Director                                  1040 North Lake Shore Drive #26A
 Member, Audit Committee                   Chicago, IL  60611


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


 THERESE M. VAUGHAN                        Drake University
 Director                                  2507 University Avenue
 Member, Audit Committee                   Des Moines, Iowa 50311


 LARRY D. ZIMPLEMAN                        The Principal Financial Group
 Director                                  Des Moines, IA  50392
 Principal Life:  President and
    Chief Operating Officer


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

  JOHN EDWARD ASCHENBRENNER    President, Insurance and Financial Services
  RONALD L. DANILSON           Senior Vice President Retirement and Investor Services
  JAMES DAVID DEVRIES          Senior Vice President Human Resources
  RALPH CRAIG EUCHER           Senior Vice President Retirement and Investor Services
  GREG B. ELMING               Senior Vice President and Controller
  NORA MARY EVERETT            Senior Vice President and Deputy General Counsel
  MICHAEL HARRY GERSIE         Executive Vice President and Chief Financial Officer
  THOMAS JOHN GRAF             Senior Vice President Investor Relations
  JOYCE NIXSON HOFFMAN         Senior Vice President and Corporate Secretary
  DANIEL JOSEPH HOUSTON        Executive Vice President Retirement and Investor Services
  CAREY GRANT JURY             Senior Vice President Health
  ELLEN ZISLIN LAMALE          Senior Vice President and Chief Actuary
  JULIA MARIE LAWLER           Senior Vice President and Chief Investment Officer
  JAMES PATRICK MCCAUGHAN      President, Global Asset Management
  TIMOTHY JON MINARD           Senior Vice President Retirement Distribution
  MARY AGNES O'KEEFE           Senior Vice President and Chief Marketing Officer
  GARY PAUL SCHOLTEN           Senior Vice President and Chief Information Officer
  KAREN ELIZABETH SHAFF        Executive Vice President and General Counsel
  MARGARET WOLIN SKINNER       Senior Vice President Life & Health Distribution
  NORMAN RAUL SORENSEN         Senior Vice President International Asset Accumulation
  DEANNA DAWNETTE STRABLE      Senior Vice President Individual Life and Specialty Benefits

Item 26.  Persons Controlled by or Under Common Control with Registrant

     Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries  wholly-owned,   unless  otherwise  noted,  by  Principal
          Financial Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian  holding company.  (owned
               46%)

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical claims-related services to JF Molloy & Associates, Inc.

          f. Principal Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          p. Principal Global Services Private Limited (India) a company formed as an in-sourcing company for the Principal Financial Group.

          q.   CCB Principal Asset Management  Company,  Ltd. (China) (25% owned
               JV) a company engaged in fund management with a complete line of products.

          r.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiaries wholly-owned by Principal Management Corporation:

          a.   Principal  Financial  Advisors,   Inc.  a  registered  investment
               advisor offering asset allocation services for pension plans.

          b.   Principal  Shareholder  Services,   Inc.  (f/k/a  WM  Shareholder
               Services, Inc.) a transfer agent company.

          c.   Edge  Asset  Management,   Inc.  (f/k/a  WM  Advisors,  Inc.)  an
               SEC-registered investment advisor.

          d. Principal Funds Distributor, Inc. (f/k/a WM Funds Distributor, Inc.) a retail mutual funds distributor.

          Subsidiary wholly-owned by PFG DO Brasil LTDA

          a. Brasilprev Seguros E Previdencia S.A. (Brazil) a pension fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          b.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          c. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          d.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          e.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          f.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          g. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          h. Principal Fondos De Inversion S.A. De C.V. (Mexico) a mutual fund company.

          i.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          j. Principal International Mexico Holding, S.A. De C.V. (Mexico) a holding company.

          Subsidiaries   wholly-owned  by  Principal  Global  Investors  Holding
          Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          d. Principal Global Investors (Japan) Limited a company engaged in investments and related services.

          Subsidiaries  wholly-owned,   unless  otherwise  noted,  by  Principal
          Financial Group (Mauritius) Ltd.

          a. Principal PNB Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c. PNB Principal Financial Planners Private Limited (India) a financial products distribution company. Products to be distributed and sold will include mutual funds, bonds, retail debt offerings and portfolio management services. (owned 65%)

          d. PNB Principal Insurance Advisory Company Private Limited (26% owned JV) (India) an insurance brokerage company.

          e. Principal PNB Life Insurance Company Limited (26% owned JV) (India) an entity organized to enter the Group Pension, Superannuation and asset accumulation business in India, currently inactive.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a.   Principal Real Estate Fund Investors, LLC

          b.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          c. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          d. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          e. HealthRisk Resource Group, LLC (an Iowa Corporation) A limited liability company that provides managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for health care services.

          f. Principal Real Estate Holding Company, LLC a real estate holding company.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

             Principal Investors Fund, Inc.(a Maryland Corporation),
             0.12% of shares  outstanding of the Bond & Mortgage  Securitites
             Fund,
             0.00% of shares outstanding of the California Insured Intermediate Municipal Fund,
             0.00% of shares outstanding of the California Municipal Fund, 0.00% of shares outstanding of the Disciplined LargeCap Blend Fund,
             2.36% of shares outstanding of the Diversified International
             Fund,
             0.00% of shares outstanding of the Equity Income Fund I,
             0.01% of shares outstanding of the Government & High Quality
             Bond Fund,
             0.00%   of   shares    outstanding    of   the   High    Quality
             Intermediate-Term Bond Fund,
             0.00% of shares outstanding of the High Yield Fund, 0.00% of shares outstanding of the High Yield Fund II, 0.00% of shares outstanding of the Income Fund, 0.00% of shares outstanding of the Inflation Protection Fund, 0.00% of shares outstanding of the International Emerging Markets Fund,
             0.00% of shares outstanding of the International Growth Fund, 1.80% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 10.83% of shares outstanding of the LargeCap Value Fund, 0.00% of shares outstanding of the MidCap Blend Fund, 0.09% of shares outstanding of the MidCap Growth Fund, 0.00% of shares outstanding of the MidCap S&P 400 Index Fund, 0.00% of shares outstanding of the MidCap Stock Fund, 0.01% of shares outstanding of the MidCap Value Fund, 1.14% of shares outstanding of the Money Market Fund, 0.00% of shares outstanding of the Mortgage Securities Fund, 23.84% of shares outstanding of the Partners Global Equity Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.00% of shares outstanding of the Partners LargeCap Blend
             Fund I,
             0.00% of shares outstanding of the Partners LargeCap Growth Fund
             I,
             0.01% of shares outstanding of the Partners LargeCap Growth Fund
             II,
             0.00% of shares outstanding of the Partners LargeCap Value Fund, 0.00% of shares outstanding of the Partners LargeCap Value
             Fund I,
             0.00% of shares outstanding of the Partners LargeCap Value
             Fund II,
             0.00% of shares outstanding of the Partners MidCap Growth Fund, 0.00% of shares outstanding of the Partners MidCap Growth Fund I, 0.00% of shares outstanding of the Partners MidCap Growth
             Fund II,
             0.00% of shares outstanding of the Partners MidCap Value Fund, 0.00% of shares outstanding of the Partners MidCap Value Fund
             I,
             0.00% of shares outstanding of the Partners SmallCap Blend Fund, 0.00% of shares outstanding of the Partners SmallCap Growth Fund I,
             0.00% of shares outstanding of the Partners SmallCap Growth Fund
             II,
             0.00% of shares outstanding of the Partners SmallCap Growth Fund
             III,
             0.00% of shares outstanding of the Partners SmallCap Value Fund, 0.00% of shares outstanding of the Partners SmallCap Value Fund
             I,
             0.00% of shares outstanding of the Partners SmallCap Value Fund
             II,
             0.01% of shares outstanding of the Preferred Securities Fund, 0.00% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.00% of shares outstanding of the Principal LifeTime 2030 Fund, 0.00% of shares outstanding of the Principal LifeTime 2040 Fund, 0.00% of shares outstanding of the Principal LifeTime 2050 Fund, 0.00% of shares outstanding of the Principal LifeTime Strategic Income Fund,
             0.00% of shares outstanding of the Real Estate Securities Fund, 0.00% of shares outstanding of the SAM Balanced Fund, 0.01% of shares outstanding of the SAM Conservative Balanced Fund, 0.00% of shares outstanding of the SAM Conservative Growth Fund, 0.01% of shares outstanding of the SAM Flexible Income Fund, 0.00% of shares outstanding of the SAM Strategic Growth Fund, 1.46% of shares outstanding of the Short-Term Bond Fund, 0.00% of shares outstanding of the Short-Term Income Fund, 11.08% of shares outstanding of the SmallCap Blend Fund, 0.01% of shares outstanding of the SmallCap Growth Fund, 0.00% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.00% of shares outstanding of the SmallCap Value Fund, 0.00% of shares outstanding of the Tax-Exempt Bond Fund I, 0.02% of shares outstanding of the Ultra Short Bond Fund, 0.00% of shares outstanding of the West Coast Equity Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on March 15, 2007.

             Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100.00% of shares outstanding of the Asset Allocation Account, 100.00% of shares outstanding of the Balanced Account,
             100.00% of shares outstanding of the Bond Account,
             100.00% of shares outstanding of the Capital Value,
             86.67% of shares outstanding of the Diversified International Account,
             100.00% of shares outstanding of the Equity Growth Account,
             71.21% of shares outstanding of the Equity Income Account I, 100.00% of shares outstanding of the Equity Value Account,
             100.00% of shares outstanding of the Government & High Quality Bond Account,
             92.32% of shares outstanding of the Growth Account,
             75.61% of shares outstanding of the Income Account,
             100.00% of shares outstanding of the International Emerging Markets Account,
             100.00% of shares outstanding of the International SmallCap
             Account,
             89.82% of shares outstanding of the LargeCap Blend Account,
             100.00% of shares outstanding of the LargeCap  Growth Equity
             Account,
             100.00% of shares outstanding of the LargeCap Stock Index Account, 100.00% of shares outstanding of the LargeCap Value Account, 100.00% of shares outstanding of the MidCap Account,
             100.00% of shares outstanding of the MidCap Growth Account,
             72.26% of shares outstanding of the MidCap Stock Account,
             100.00% of shares outstanding of the MidCap Value Account,
             92.54% of shares outstanding of the Money  Market Account,
             88.26% of shares outstanding of the Mortgage Securities Account, 100.00% of shares outstanding of the Principal LifeTime 2010 Account,
             100.00% of shares outstanding of the Principal LifeTime 2020
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2030
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2040
             Account,
             100.00% of shares outstanding of the Principal LifeTime 2050
             Account,
             100.00% of shares outstanding of the Principal LifeTime Strategic Income Account,
             98.36% of shares outstanding of the Real Estate Securities Account, 0.00% of shares outstanding of the Strategic Asset Management Balanced Portfolio,
             0.07% of shares outstanding of the Strategic Asset Management Conservative Balanced Portfolio,
             0.05% of shares outstanding of the Strategic Asset Management Conservative Growth Portfolio,
             0.07% of shares outstanding of the Strategic Asset Management Flexible Income Portfolio,
             0.00% of shares outstanding of the Strategic Asset Management Strategic Growth Portfolio,
             100.00% of shares outstanding of the Short-Term Bond Account, 74.04% of shares outstanding of the Short-Term Income Account, 100.00% of shares outstanding of the SmallCap Account, 88.29% of shares outstanding of the SmallCap Growth Account, 99.75% of shares outstanding of the SmallCap Value Account, and 54.46% of shares outstanding of the West Coast Equity Account were owned by Principal Life Insurance Company and its Separate Accounts on March 22, 2007.

          Subsidiary  wholly-owned by Principal Financial Services  (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group (Australia) Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          b.   Principal Asset Management S.A. (Chile) an investment advisor.

          c. Principal Servicios Corporativos Chile LTDA. (Chile) an entity that provides corporate services for the companies of Principal Chile.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          c. Principal Asset Management Company (Asia) Limited (Hong Kong) a licensed corporation.

          d. Principal Insurance Company (Hong Kong) Limited a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal International Mexico Holding, S.A. De C.V.:

          a. Principal Mexico Holdings, S.A. De C.V. (Mexico) a holding company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          j. CCIP, LLC (70% owned) the general partner of Columbus Circle Investors, a registered investment advisor.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Petula Associates,  Ltd. (an Iowa Corporation) a corporation that
               engages  in  real  estate   joint   venture   transactions   with
               developers.

          d.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial investment transactions.

          e. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          f. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          g. Principal Dental Services, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          h. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the investments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          i. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the appropriate financial services license for the Australian investment management business.

          b. Principal Real Estate Investors (Australia) Limited a company originally established to hold the responsible entity license regarding property and trust business. The company is currently inactive.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Principal   Administradora  General  De  Fondos  S.A.  (Chile)  a
               corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a. Principal Fund Management (Hong Kong) Limited a fund management company.

          Subsidiaries wholly-owned by CCIP, LLC:

          a.   Columbus Circle Investors, an SEC-registered investment advisor.

          b. Principal Reinsurance Company of Vermont a reinsurance company domiciled in Vermont.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Principal Real Estate Portfolio, Inc. (Delaware) entity that holds real estate.

          b. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiary wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

          Subsidiary   wholly-owned   (unless   otherwise  noted)  by  Principa
          Australia (Holdings) Pty Limited

          a.   CIMB - Principal Asset  Management  Berhad  (Malaysia) (40% owned
               JV) an entity engaged in establishment and management of unit trust funds.

Item 27.  Number of Contractowners - As of: March 31, 2007

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts                36                5
          Pension Builder Contracts                    203              109
          Personal Variable Contracts                  180               10
          Premier Variable Contracts                   370               28
          Flexible Variable Annuity Contract        51,820           51,820
          Freedom Variable Annuity Contract          2,248            2,248
          Investment Plus Variable
            Annuity Contract                        13,344           13,344



Item 28.  Indemnification

               None

Item 29.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Investors Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                         (2)
                                       Positions
                                       and offices
  Name and principal                   with principal
  business address                     underwriter

     Lindsay L. Amadeo                Director - Marketing
     The Principal                    Communications
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner            Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry                Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett                 Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer                  Director and President
     The Principal
     Financial Group
     Des Moines, IA  50392

     Lisa Bertholf                  Director - Marketing
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown                   Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown                    Senior Vice President and
     The Principal                    Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Bret J. Bussanmas                Vice President - Distribution
     The Principal
     Financial Group
     Des Moines, IA  50392

     P. Scott Cawley                  Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher                  Director, Chief Executive Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Michael P. Finnegan              Senior Vice President -
     The Principal                    Investment Services
     Financial Group
     Des Moines, IA  50392

     Stephen G. Gallaher              Second Vice President and
     The Principal                    Counsel
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum                 Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robyn Hinders                    Director - Mutual Fund Operations
     The Principal
     Financial Group
     Des Moines, IA 50392

     Joyce N. Hoffman                 Sr. Vice President and
     The Principal                    Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Patrick A. Kirchner              Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss               Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Julie LeClere                    Director - Marketing and Recruiting
     The Principal
     Financial Group
     Des Moines, IA 50392

     Sarah J. Pitts                   Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     Martin R. Richardson             Vice President -
     The Principal                    Broker Dealer Operations
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton              Senior Vice President and Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager                   Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg                Vice President and
     The Principal                    Chief Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Mark A. Stark                    Vice President -
     The Principal                    Investor Services
     Financial Group
     Des Moines, IA  50392

     Beth Wilson                      Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     Larry D. Zimpleman               Chairman of the Board and
     The Principal                    Director
     Financial Group
     Des Moines, IA  50392


(c)           (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $32,467.571.18
       Services Corporation


              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 27th day of April, 2007.

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             Chairman and                    April 27, 2007
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Senior Vice President and       April 27, 2007
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        April 27, 2007
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        April 27, 2007
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        April 27, 2007
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        April 27, 2007
--------------------
G. E. Costley


  (M. T. Dan)*                 Director                        April 27, 2007
--------------------
M. T. Dan


  (D. J. Drury)*               Director                        April 27, 2007
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        April 27, 2007
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        April 27, 2007
--------------------
S. L. Helton


  (W. T. Kerr)*                Director                        April 27, 2007
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        April 27, 2007
--------------------
R. L. Keyser


  (A. K. Mathrani)*            Director                        April 27, 2007
--------------------
A. K. Mathrani


  (E. E. Tallett)*             Director                        April 27, 2007
--------------------
E. E. Tallett


  (T. M. Vaughan)*             Director                        April 27, 2007
--------------------
T. M. Vaughan


  (L. D. Zimpleman)*           Director                        April 27, 2007
--------------------
L. D. Zimpleman


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included